Registration No. 33-74232


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. _17__ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. __________

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X__  on May 1, 2001 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

        _____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           PRINCIPAL  LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                      Caption in Prospectus

Part A

  1.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

  2.   Definitions                               Glossary

  3.   Synopsis                                  Summary of Expense Information

  4.   Condensed Financial                       Condensed Financial Information
       Information                               Independent Auditors,
                                                 Financial Statements

  5.   General Description of                    Summary, The Company,
       Registrant                                The Separate Account, Voting
                                                 Rights, The Underlying Mutual
                                                 Funds

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Annual Fee,
                                                 Mortality and Expense Risks
                                                 Charge, Transaction Fee,
                                                 Premium Taxes, Surrender
                                                 Charge, Administrative Charge
                                                 Distribution of the Contract

  7.   General Description of                    Summary, The Contract,
       Variable Annuity Contract                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Exchange Credit,
                                                 Prior  to  the Retirement Date,
                                                 Performance  Calculation,  The
                                                 Accumulation Period, The  Value
                                                 of Your Contract, Separate
                                                 Account Division,  Unscheduled
                                                 Transfers, Scheduled Transfers,
                                                 Automatic Portfolio
                                                 Rebalancing,  Surrenders, Total
                                                 Surrender,  Unscheduled
                                                 Partial  Surrender,  Scheduled
                                                 Partial Surrender, Death
                                                 Benefit Payment of Death
                                                 Benefit,  The Annuity  payment
                                                 Period,  Annuity Payment Date,
                                                 Annuity Payment Options,
                                                 Transfers,  The Separate
                                                 Account,  General  Provisions,
                                                 Rights Reserved by the Company,
                                                 Customer Inquiries

  8.   Annuity Period                            Annuity Payment Period,
                                                 Annuity Payment Date, Annuity
                                                 Payment Options

  9.   Death Benefit                             Death Benefit, Payment of Death
                                                 Benefit, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for Non-
                                                 Qualified Contracts, IRA, SEP
                                                 and SIMPLE-IRA, Rollover IRAs

 10.   Purchase and Contract Value               Summary, The Contract,
                                                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Replacement
                                                 Contracts, The Accumulation
                                                 Period, The Value of Your
                                                 Contract, Purchase Payments,
                                                 Separate Account Division
                                                 Transfers, Delay of Payments,
                                                 Distribution of the
                                                 Contract

 11.   Redemptions                               Summary, Annuity Payment
                                                 Options, Surrenders,
                                                 Delay of Payments

 12.   Taxes                                     Summary, Annuity Payment
                                                 Options, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA,
                                                 SEP, SAR/SEP and SIMPLE-IRA,
                                                 Rollover IRAs, Withholding,
                                                 Mutual Fund Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   None
       History

 18.   Services                                  Independent Auditors**,
                                                 Independent Auditors

 19.   Purchase of Securities                    Summary**, Purchase Payments
       Being Offered                             Distribution of the Contract

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Annuity Payment Options**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                            Flexible Variable Annuity

           Issued by Principal Life Insurance Company (the "Company")


                      This prospectus is dated May 1, 2001.


The individual deferred annuity contract ("Contract") described in this prospectus is funded with the Principal Life Insurance Company Separate Account B ("Separate Account"), dollar cost averaging fixed accounts ("DCA Plus Accounts") and a fixed account ("Fixed Account"). The assets of the Separate Account Divisions ("Divisions") are invested in:

   Principal Variable Contracts Fund, Inc.        AIM V.I. Growth Fund
   AIM V.I. Growth and Income Fund                AIM V.I. Value Fund
   American Century VP Income & Growth            American Century VP Ultra
   DIP Founders Discovery Portfolio               Fidelity Variable Insurance Products Fund II
   Fidelity Variable Insurance Products Fund        Contrafund Portfolio
     Growth Portfolio                             INVESCO VIF Dynamic Fund
   INVESCO VIF-Health Sciences Fund               INVESCO VIF-Small Company Growth Fund
   INVESCO VIF-Technology Fund                    Janus Aspen Series - Service Shares
                                                    Aggressive Growth Portfolio


(the "Funds"). The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company.


This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated May 1, 2001, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:


                       Principal Flexible Variable Annuity
                       Principal Financial Group
                       P. O. Box 9382
                       Des Moines, Iowa 50306-9382
                       Telephone: 1-800-852-4450

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

   As the owner of this Contract, you may elect a purchase payment credit rider with an additional charge and an associated 9-year surrender charge period. The purchase payment credit rider is only available when the Contract is issued. The portions of this prospectus that specifically pertain to election of the purchase payment credit rider are shown by gray boxes.

   The charges used to recoup our expense of paying the purchase payment credit include the surrender charge and the purchase payment credit rider charge.

   The Contract is available with or without the purchase payment credit rider. There may be circumstances where electing the purchase payment credit rider is not to your advantage. In certain circumstances, the amount of the credit may be more than offset by the charges associated with it. The Contract without the purchase payment credit rider has surrender charges and total Separate Account annual expenses that may be lower than the charges for the Contract with the purchase payment credit rider. You should consult with your sales representative to decide if the purchase payment credit rider is suitable. In making this determination, you and your sales representative should consider the following factors:
   o  the length of time you plan to own the Contract;
   o  the frequency, amount and timing of any partial surrenders; and
   o  the amount and timing of your purchase payment(s).

   Additionally, if you decide to return the Contract during the examination period, we will recover the original purchase payment credit amount. As a result, if the value of the purchase payment credit has declined during the examination period, then we still recover the full amount of the purchase payment credit.

The Contract provides an exchange credit that is available to eligible purchasers (see Replacement Contracts - Exchange Credit). The exchange credit is paid for by a reduction in sales commissions for Contracts sold with the exchange credit. Sales commissions are paid by Contract charges and deductions. The charges and deductions are neither proportionally reduced nor increased for Contracts sold with the exchange credit.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus is valid only when accompanied by the current prospectuses for the underlying Mutual Funds. These prospectuses should be kept for future reference.



                                TABLE OF CONTENTS

              GLOSSARY .....................................................
              SUMMARY OF EXPENSE INFORMATION................................
              SUMMARY  .....................................................
                  Investment Limitations....................................
                  Separate Account Investment Options.......................
                  Transfers.................................................
                  Surrenders................................................
                  Charges and Deductions....................................
                  Annuity Payments..........................................
                  Death Benefit.............................................
                  Examination Period (Free-Look)............................
              THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY.......................
              THE COMPANY...................................................
              THE SEPARATE ACCOUNT..........................................
              THE UNDERLYING MUTUAL FUNDS...................................
              SURPLUS DISTRIBUTIONS.........................................
              THE CONTRACT..................................................
                  To Buy a Contract.........................................
              Purchase Payments.............................................
                  Right to Examine the Contract (Free-Look).................
                  Replacement Contracts.....................................
                  Purchase Payment Credit Rider.............................
                  The Accumulation Period...................................
                  Automatic Portfolio Rebalancing (APR).....................
                  Telephone Services........................................
                  Direct Dial...............................................
                  Internet..................................................
                  Surrenders................................................
                  Death Benefit.............................................
                  The Annuity Payment Period................................
              CHARGES AND DEDUCTIONS........................................
                  Annual Fee................................................
                  Mortality and Expense Risks Charge........................
                  Purchase Payment Credit...................................
                  Transaction Fee...........................................
                  Premium Taxes.............................................
                  Surrender Charge..........................................
                  Free Surrender Privilege..................................
                  Administration Charge.....................................
                  Special Provisions for Group or Sponsored Arrangements....
              FIXED ACCOUNT AND DCA PLUS ACCOUNTS...........................
                  Fixed Account.............................................
              Fixed Account Accumulated Value...............................
                  Fixed Account Transfers, Total and Partial Surrenders.....
                  Dollar Cost Averaging Plus Program (DCA Plus Program).....
              GENERAL PROVISIONS............................................
                  The Contract..............................................
                  Delay of Payments.........................................
                  Misstatement of Age or Gender.............................
                  Assignment................................................
                  Change of Owner...........................................
                  Beneficiary...............................................
                  Contract Termination......................................
                  Reinstatement...............................................
                  Reports.....................................................
              RIGHTS RESERVED BY THE COMPANY..................................
              DISTRIBUTION OF THE CONTRACT....................................
              PERFORMANCE CALCULATION.........................................
              VOTING RIGHTS...................................................
              FEDERAL TAX MATTERS.............................................
                  Non-Qualified Contracts.....................................
                  Required Distributions for Non-Qualified Contracts..........
                  IRA, SEP and SIMPLE-IRA.....................................
                  Rollover IRAs...............................................
                  Withholding.................................................
              MUTUAL FUND DIVERSIFICATION.....................................
              STATE REGULATION................................................
              LEGAL OPINIONS..................................................
              LEGAL PROCEEDINGS...............................................
              REGISTRATION STATEMENT..........................................
              OTHER VARIABLE ANNUITY CONTRACTS................................
              INDEPENDENT AUDITORS............................................
              FINANCIAL STATEMENTS............................................
              CUSTOMER INQUIRIES..............................................
              TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION....
              APPENDIX A......................................................46


              The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

GLOSSARY

Accumulated value - an amount equal to the DCA Plus Account(s) value plus the Fixed Account value plus the Separate Account value.

Anniversary - the same date and month of each year following the Contract date.

Annuitant - the person, including any joint annuitant, on whose life the annuity payment is based. This person may or may not be the owner.

Annuity payment date - the date the owner's accumulated value is applied, under an annuity payment option, to make income payments. (Referred to in the Contract as "Retirement Date.")

Contract date - the date that the Contract is issued and which is used to determine Contract years.


Contract year - the one-year period beginning on the Contract date and ending one day before the Contract anniversary and any subsequent one-year period beginning on a Contract anniversary. (e.g. If the contract date is June 5, 2001, the first Contract year ends on June 4, 2002, and the first Contract anniversary falls on June 5, 2002.)


Dollar Cost Averaging Plus (DCA Plus) Account - an account which earns guaranteed interest for a specific amount of time. (Referred to in the Contract as "Fixed DCA Account.")

Dollar Cost Averaging Plus (DCA Plus) accumulated value - the amount of your accumulated value which is in the DCA Plus Account(s).

Dollar Cost Averaging Plus (DCA Plus) Program - a program through which purchase payments are transferred from a DCA Plus Account to the Divisions and/or the Fixed Account over a specified period of time. (Referred to in the Contract as "Fixed DCA Account.")

Fixed Account - an account which earns guaranteed interest.

Fixed Account accumulated value - the amount of your accumulated value which is in the Fixed Account.

Investment Options - the DCA Plus Accounts, Fixed Account and Separate Account Divisions.

Joint annuitant - additional annuitant. Joint annuitants must be husband and wife and must be named as owner and joint owner.

Joint owner - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Joint owners must be husband and wife and must be named as annuitant and joint annuitant.

Mutual Fund - a registered open-end investment company, including a series or portfolio thereof, in which a Division invests.

Non-Qualified Contract - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

Notice - any form of written communication received by us, at the annuity service office, P.O. Box 9382, Des Moines, Iowa 50306-9382, or in another form approved by us in advance.

Owner - the person, including joint owner, who owns all the rights and privileges of this Contract.

Purchase payments - the gross amount contributed to the Contract.

Qualified Plans - retirement  plans which receive  favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code (the "Code").

Separate Account Division (Division(s) )- a part of the Separate Account which invests in shares of a Mutual Fund. (Referred to in the marketing materials as "sub-accounts.")

Separate Account accumulated value - the amount of your accumulated value in all Divisions.

Surrender charge - the charge deducted upon certain partial or total surrender of the Contract before the annuity payment date.

Surrender value - accumulated value less any applicable surrender charge, annual fee, transaction fee and any premium or other taxes.

Unit - the accounting measure used to calculate the value of a Division prior to annuity payment date.

Unit value - a measure used to determine the value of an investment in a Division.

Valuation date - each day the New York Stock Exchange ("NYSE") is open.

Valuation period - the period of time from one determination of the value of a unit of a Division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

You, Your - the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION


The purpose of these tables is to assist you in understanding the various costs and expenses of the Contract. This information includes expenses of the Contract as well as the underlying Mutual Funds but does not include any premium taxes that may apply. For a more complete description of the Contract expenses see CHARGES AND DEDUCTIONS.


Contract owner transaction expenses:
       o  There is no sales charge imposed on purchase payments.
       o Surrender charge without the purchase payment credit rider (as a percentage of amounts surrendered):

      Table of surrender charges without the purchase payment credit rider

          Number  of  completed Contract years   Surrender charge applied to all
             since each purchase payment          purchase payments received in
                     was made                           that Contract year

            0 (year of purchase payment)                     6%
            1                                                6%
            2                                                6%
            3                                                5%
            4                                                4%
            5                                                3%
            6                                                2%
            7 and later                                      0%

       o Surrender charge with the purchase payment credit rider (as a percentage of amounts surrendered):

       Table of surrender charges with the purchase payment credit rider

          Number of completed Contract  years    Surrender charge applied to all
             since each purchase payment          purchase payments received in
                     was made                           that Contract year

            0 (year of purchase payment)                    8%
            1                                               8%
            2                                               8%
            3                                               8%
            4                                               7%
            5                                               6%
            6                                               5%
            7                                               4%
            8                                               3%
            9 and later                                     0%

       o Annual Contract fee-- the lesser of $30 or 2% of the accumulated value.
       o Transaction fee (currently not assessed) -- a $30 fee for each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year.
       o Transaction fee (currently not assessed) -- a $30 fee for each unscheduled transfer after the 12th unscheduled transfer in a Contract year.

Separate Account  annual expenses (as a  percentage  of average  account  value)
                                   mortality and expense risks  charge    1.25%
                                       other Separate Account expenses     .00
                              total Separate Account annual expenses      1.25%*

                         optional purchase payment credit rider charge    0.60%
                                total Separate Account annual expenses
                                with the purchase payment credit rider    1.85%*

           * Currently, the administrative charge is not assessed. However, if the entire administrative charge were imposed, then the total Separate Account expenses would increase by 0.15% (1.40% and 2.00%, respectively).

Annual expenses of the Mutual Funds (as a percentage of average net assets) as of December 31, 2000:

                                                            Management       Other      Rule 12(b)1   Total Annual Expenses
                          Mutual Fund                          Fees        Expenses        Fees         After Reimbursement


         Principal Variable Contracts Fund, Inc.

           Asset Allocation                                    0.80%          0.04%         N/A                0.84%
           Balanced                                            0.58           0.02          N/A                0.60
           Bond                                                0.49           0.02          N/A                0.51
           Capital Value                                       0.59           0.01          N/A                0.60
           Equity Growth (previously Aggressive Growth)        0.72           0.01          N/A                0.73
           Government Securities                               0.49           0.02          N/A                0.51
           Growth                                              0.59           0.01          N/A                0.60
           International                                       0.85           0.05          N/A                0.90
           International Emerging Markets                      0.94           0.40          N/A                1.34(1)
           International SmallCap                              1.20           0.24          N/A                1.44
           LargeCap Growth                                     1.05           0.15          N/A                1.20(1)
           LargeCap Growth Equity                              0.69           0.35          N/A                1.04(1)
           LargeCap Stock Index (previously Stock Index)       0.29           0.11          N/A                0.40(1)
           MicroCap                                            0.86           0.20          N/A                1.06(2)
           MidCap                                              0.60           0.02          N/A                0.62
           MidCap Growth                                       0.85           0.11          N/A                0.96(2)
           MidCap Growth Equity                                0.75           0.34          N/A                1.09(1)(2)
           MidCap Value                                        0.96           0.24          N/A                1.20(2)
           Money Market                                        0.50           0.02          N/A                0.52
           Real Estate                                         0.90           0.09          N/A                0.99
           SmallCap                                            0.85           0.05          N/A                0.90
           SmallCap Growth                                     1.00           0.02          N/A                1.02
           SmallCap Value                                      0.92           0.24          N/A                1.16(2)
           Utilities                                           0.60           0.03          N/A                0.63
         AIM V.I. Growth Fund                                  0.61           0.22          N/A                0.83
         AIM V.I. Growth and Income Fund                       0.60           0.24          N/A                0.84
         AIM V.I. Value Fund                                   0.61           0.23          N/A                0.84
         American Century VP Income & Growth                   0.70           0.00          N/A                0.70
         American Century VP Ultra - Service Class             1.00(3)        0.00          N/A                1.00
         Dreyfus Investment Portfolios
           Founders Discovery Portfolio                        0.90           0.63       0.25%(4)              1.50(5)
         Fidelity Variable Insurance Products Fund II
           Fidelity VIP II Contrafund(R)Portfolio-Service
           Class                                               0.57           0.10       0.09(4)               0.76(5)
         Fidelity Variable Insurance Products Fund
           Fidelity VIP Growth Portfolio-Service Class         0.57           0.10       0.09(4)               0.76(5)
         INVESCO VIF-Dynamics Fund                             1.21           0.00       0.25(4)               1.26
         INVESCO VIF-Health Sciences Fund                      1.23           0.00       0.25(4)               1.48
         INVESCO VIF-Small Company Growth Fund                 1.45           0.00       0.25(4)               1.70
         INVESCO VIF-Technology Fund                           1.06           0.00       0.25(4)               1.31
         Janus Aspen Series - Service Shares
           Aggressive Growth Portfolio                         0.65(6)        0.02       0.25(4)               0.92



     (1) Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2002 so that they will not exceed:
        International Emerging Markets1.35%       LargeCap Growth          1.20%
        LargeCap Growth Equity 1.10%
        LargeCap Stock Index          0.40%       MidCap Growth Equity     1.10%

     (2) Principal Management Corporation  voluntarily agreed to waive a portion of its fee.  Without  the waiver,  the total  annual  expenses  through
         December 31, 2000 would have been:
                                                            Management       Other      Rule 12(b)1   Total Annual Expenses
                          Mutual Fund                          Fees        Expenses        Fees         After Reimbursement
               International Emerging Markets                  1.25%          0.40%         N/A                1.65%
               LargeCap Growth                                 1.10           0.15          N/A                1.25
               LargeCap Growth Equity                          1.00           0.35          N/A                1.35
               LargeCap Stock Index                            0.35           0.11          N/A                0.46
               MicroCap                                        1.00           0.20          N/A                1.20
               MidCap Growth                                   0.90           0.11          N/A                1.01
               MidCap Growth Equity                            1.00           0.34          N/A                1.34
               MidCap Value                                    1.05           0.24          N/A                1.29
               SmallCap Value                                  1.10           0.24          N/A                1.34

     (3) The fund has a stepped fee schedule. As a resulet the management fee will decrease as the assets increase, VP Ultra 1.00% of first $20 billion 0.95 over $20 billion.
     (4) The Company and Princor Financial Services Corporation may receive a portion of the Mutual Fund Annual Expenses for recordkeeping, marketing and distribution services.
     (5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
     (6) Annual expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for the Janus Aspen Aggressive Growth Portfolio.



Example:
The purpose of the following examples is to assist you in understanding the various costs and expenses that you, as a Contract owner, bear directly or indirectly. They reflect expenses of the Division as well as the expenses of the Mutual Fund in which the Division invests. In certain circumstances, state premium taxes also apply.

The examples should not be considered representations of past or future expenses. Actual expenses may be more or less than those shown.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment. The examples assume that your investment has a 5% return each year and that current expense levels (and waivers and reimbursements, if any) continue.


      Separate Account Division               1 Year     1 Year     3 Years    3 Years    5 Years    5 Years   10 Years   10 Years
     Asset Allocation                          $82        $108       $116       $164       $144        $204      $245      $305
     Balanced                                   79        105         109        157        132        192       220        282
     Bond                                       78        104         106        155        127        188       211        273
     Capital Value                              79        105         109        157        132        192       220        282
     Equity Growth                              80        106         113        161        138        199       234        295
     Government Securities                      78        104         106        155        127        188       211        273
     Growth                                     79        105         109        157        132        192       220        282
     International                              82        108         118        166        147        207       251        311
     International Emerging Markets*            90        116         141        188        184        243       325        380
     International SmallCap                     88        113         134        182        174        233       305        361
     LargeCap Growth*                           86        112         129        177        165        224       287        344
     LargeCap Growth Equity*                    87        113         132        180        170        229       296        353
     LargeCap Stock Index*                      83        109         121        169        152        211       261        320
     MicroCap                                   85        111         127        175        162        222       282        339
     MidCap                                     79        105         110        158        133        193       222        284
     MidCap Growth                              83        109         122        170        153        212       263        321
     MidCap Growth Equity*                      87        112         131        179        169        228       295        352
     MidCap Value                               86        112         130        178        167        226       291        348
     Money Market                               78        104         107        155        128        188       212        274
     Real Estate                                83        109         121        169        152        211       261        320
     SmallCap                                   82        108         118        166        147        207       251        311
     SmallCap Growth*                           83        109         122        170        153        213       264        322
     SmallCap Value*                            87        112         131        179        169        228       295        352
     Utilities                                  79        105         110        158        133        194       223        285
     AIM V.I. Growth                            81        104         116        164        143        204       244        304
     AIM V.I. Growth and Income                 82        108         116        164        144        204       245        305
     AIM V.I. Value                             82        108         116        164        144        204       245        305
     American Century VP
       Income & Growth                          80        106         112        160        137        197       231        292
     American Century VP Ultra                  83        109         121        169        152        212       262        321
     DIP Founders Discovery                     88        114         136        184        177        236       311        367
     Fidelity VIP II Contrafund                 81        107         114        162        140        200       237        297
     Fidelity VIP Growth                        81        107         114        162        140        200       237        297
     INVESCO VIF-Dynamics                       86        112         129        177        165        225       288        345
     INVESCO VIF-Health Sciences                88        114         136        183        176        235       309        365
     INVESCO VIF-Small Company Growth           90        116         142        190        187        246       330        385
     INVESCO VIF-Technology                     86        112         131        178        168        227       293        349
     Janus Aspen Aggressive Growth              82        108         119        167        148        208       253        313

         *   After expense reimbursement


If you elect to receive payments under an annuity payment option (referred to in the Contract as "Benefit Option") at the end of the applicable time period or do not surrender your Contract, you would pay the following expenses on a $1,000 investment. The examples assume that your investment has a 5% annual return each year and that current expense levels (and waivers and reimbursements, if any) continue.


      Separate Account Division               1 Year     1 Year     3 Years    3 Years    5 Years    5 Years   10 Years   10 Years
     Asset Allocation                          $22        $28        $66          $84      $114         $144       $245      $305
     Balanced                                   19         25         59          77        102          132        220       282
     Bond                                       18         24         56          75         97          128        211       273
     Capital Value                              19         25         59          77        102          132        220       282
     Equity Growth                              20         26         63          81        108          139        234       295
     Government Securities                      18         24         56          75         97          128        211       273
     Growth                                     19         25         59          77        102          132        220       282
     International                              22         28         68          86        117          147        251       311
     International Emerging Markets*            30         36         91         108        154          183        325       380
     International SmallCap                     28         33         84         102        144          173        305       361
     LargeCap Growth*                           26         32         79          97        135          164        287       344
     LargeCap Growth Equity*                    27         33         82         100        140          169        296       353
     LargeCap Stock Index*                      23         29         71          89        122          151        261       320
     MicroCap                                   25         31         77          95        132          162        282       339
     MidCap                                     19         25         60          78        103          133        222       284
     MidCap Growth                              23         29         72          90        123          152        263       321
     MidCap Growth Equity*                      27         32         81          99        139          168        295       352
     MidCap Value                               26         32         80          98        137          166        291       348
     Money Market                               18         24         57          75         98          128        212       274
     Real Estate                                23         29         71          89        122          151        261       320
     SmallCap                                   22         28         68          86        117          147        251       311
     SmallCap Growth                            23         29         72          90        123          153        264       322
     SmallCap Value                             27         32         81          99        139          168        295       352
     Utilities                                  19         25         60          78        103          134        223       285
     AIM V.I. Growth                            21         27         66          84        113          144        244       304
     AIM V.I. Growth and Income                 22         28         66          84        114          144        245       305
     AIM V.I. Value                             22         28         66          84        114          144        245       305
     American Century VP
       Income & Growth                          20         26         62          80        107          137        231       292
     American Century VP Ultra                  23         29         71          89        122          152        262       321
     DIP Founders Discovery                     28         34         86         104        147          176        311       367
     Fidelity VIP II Contrafund                 21         27         64          82        110          140        237       297
     Fidelity VIP Growth                        21         27         64          82        110          140        237       297
     INVESCO VIF-Dynamics                       26         32         79          97        135          165        288       345
     INVESCO VIF-Health Sciences                28         34         86         103        146          175        309       365
     INVESCO VIF-Small Company Growth           30         36         92         110        157          186        330       385
     INVESCO VIF-Technology                     26         32         81          98        138          167        293       349
     Janus Aspen Aggressive Growth              22         28         69          87        118          148        253       313
         *   After expense reimbursement


SUMMARY

This prospectus describes a flexible variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including (1) Individual Retirement Annuity plans ("IRA Plans"), Simplified Employee Pension plans ("SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted according to Section 408 of the Internal Revenue Code (the "Code") and (2) non-qualified retirement programs.

This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.

Investment Limitations
o Initial purchase payment must be $2,500 or more for non-qualified retirement programs.
o  Initial purchase payment must be $1,000 for all other contracts.
o  Each subsequent payment must be at least $100.
o If you are a member of a retirement plan covering three or more persons and payments are made through an automatic investment program, then the initial and subsequent purchase payments for the Contract must average at least $100 and not be less than $50.

If purchase payments are not paid during two consecutive calendar years and the accumulated value or total purchase payments less partial surrenders and applicable surrender charges is less than $2,000, then we reserve the right to terminate a Contract and distribute the accumulated value, less any applicable charges.

Separate Account Investment Options (see THE UNDERLYING MUTUAL FUNDS):

                Division                                                        invests in:
                                                                  Principal Variable Contracts Fund, Inc.
     Asset Allocation                                                Asset Allocation Account
     Balanced                                                        Balanced Account
     Bond                                                            Bond Account
     Capital Value                                                   Capital Value Account
     Equity Growth                                                   Equity Growth Account
     Government Securities                                           Government Securities Account
     Growth                                                          Growth Account
     International                                                   International Account
     International Emerging Markets                                  International Emerging Markets Account
     International SmallCap                                          International SmallCap Account
     LargeCap Growth                                                 LargeCap Growth Account
     LargeCap Growth Equity                                          LargeCap Growth Equity Account
     LargeCap Stock Index                                            LargeCap Stock Index Account
     MicroCap                                                        MicroCap Account
     MidCap                                                          MidCap Account
     MidCap Growth                                                   MidCap Growth Account
     MidCap Growth Equity                                            MidCap Growth Equity Account
     MidCap Value                                                    MidCap Value Account
     Money Market                                                    Money Market Account
     Real Estate                                                     Real Estate Account
     SmallCap                                                        SmallCap Account
     SmallCap Growth                                                 SmallCap Growth Account
     SmallCap Value                                                  SmallCap Value Account
     Utilities                                                       Utilities Account
     AIM V.I. Growth                                              AIM V.I. Growth Fund
     AIM V.I. Growth and Income                                   AIM V.I. Growth and Income Fund
     AIM V.I. Value                                               AIM V.I. Value Fund
                                                                  American Century Variable Portfolios, Inc.
     American Century VP Income & Growth                             American Century VP Income & Growth
     American Century VP Ultra                                       American Century VP Ultra
     DIP Founders Discovery                                       Dreyfus Investment Porfolios - Service Class
                                                                     Founders Discovery Portfolio
                                                                  Fidelity Variable Insurance Products Fund II - Service Class
     Fidelity VIP II Contrafund                                      Fidelity VIP II Contrafund Portfolio
                                                                  Fidelity Variable Insurance Products Fund - Service Class
     Fidelity  VIP Growth                                            Fidelity  VIP Growth  Portfolio
     INVESCO VIF-Dynamics                                         INVESCO VIF-Dynamics Fund
     INVESCO VIF-Health  Sciences                                 INVESCO VIF-Health Sciences Fund
     INVESCO VIF-Small Company Growth                             INVESCO VIF-Small Company Growth Fund
     INVESCO VIF-Technology                                       INVESCO VIF-Technology Fund
                                                                  Janus Aspen Series - Service Shares
     Janus Aspen Aggressive Growth                                   Aggressive Growth Portfolio


You may allocate your net premium payments to Divisions, the DCA Plus Accounts and/or the Fixed Account. Not all Divisions or the DCA Plus Accounts are available in all states. A current list of Divisions available in your state may be obtained from a sales representative or our annuity service office.

Each Division invests in shares of an underlying Mutual Fund. More detailed information about the underlying Mutual Funds may be found in the current prospectus for each underlying Mutual Fund.


The underlying Mutual Funds are NOT available to the general public directly. The underlying Mutual Funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying Mutual Funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying Mutual Fund may differ substantially.


Transfers (See SEPARATE ACCOUNT DIVISION TRANSFERS and FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS for additional restrictions.) This section does not apply to transfers under the DCA Plus Program (see SCHEDULED DCA PLUS TRANSFERS and UNSCHEDULED DCA PLUS TRANSFERS).
During the accumulation period:
o  a dollar amount or percentage of transfer must be specified;
o  a transfer may occur on a scheduled or unscheduled basis; and
o  transfers into DCA Plus Accounts are not permitted.
During the annuity payment period, transfers are not permitted (no transfers once payments have begun).

Surrenders (see SURRENDERS and FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS and DCA PLUS SURRENDERS)
During the accumulation  period:
o  a dollar amount must be specified;
o  surrendered amounts may be subject to surrender charge;
o  total surrenders may be subject to an annual Contract fee;
o during a Contract year, partial surrenders less than the Contract's earnings or 10% of purchase payments are not subject to a surrender charge; and
o withdrawals before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).

Charges and  Deductions
o  No sales charge on purchase payments.
o A contingent deferred surrender charge is imposed on certain total or partial surrenders.
o A mortality and expense risks daily charge equal to 1.25% per year applies to amounts in the Separate Account.
o If elected, a purchase payment credit rider daily charge equal to 0.60% per year applies to amounts in the Separate Account. The purchase payment credit rider charge terminates upon completion of your 8th Contract year.
o Daily Separate Account administration charge is currently zero but we reserve the right to assess a charge not to exceed 0.15% annually.
o Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, then all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met.
o Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated values.

Annuity Payments
o You may choose from several fixed annuity payment options which start on your selected annuity payment date.
o Payments are made to the owner (or beneficiary depending on the annuity payment option selected). You should carefully consider the tax implications of each annuity payment option (see ANNUITY PAYMENT OPTIONS and FEDERAL TAX MATTERS).
o  Your Contract refers to annuity payments as "retirement benefit" payments.

Death Benefit
o If the annuitant or owner dies before the annuity payment date, then a death benefit is payable to the beneficiary of the Contract.
o The death benefit may be paid as either a single sum cash benefit or under an annuity payment option (see DEATH BENEFIT).
o If the annuitant dies on or after the annuity payment date, then the beneficiary will receive only any continuing payments which may be provided by the annuity payment option in effect.

Examination Period (Free-Look)
o You may return the Contract during the examination period which is generally 10 days from the date you receive the Contract. The examination period may be longer in certain states.
o We return all purchase payments if required by state law. Otherwise we return accumulated value.
o  We recover the full amount of any purchase payment credit.


THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY

The Principal Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Divisions) rather than the insurance company. The Separate Account value under a variable annuity is not guaranteed and varies with the investment performance of the underlying Mutual Funds.

Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

THE COMPANY

The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc.

In 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place in 1998.

THE SEPARATE ACCOUNT

Separate Account B was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each Division invest in a corresponding Mutual Fund. New Divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUNDS


The Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, American Century VP Income & Growth, American Century VP Ultra, DIP Founders Discovery Portfolio, Fidelity Variable Insurance Product Fund, Fidelity Variable Insurance Product Fund II, Invesco VIF-Dynamics Fund, Invesco VIF-Health Sciences Fund, Invesco VIF-Small Company Growth Fund, Invesco VIF Technology Fund and Janus Aspen Series are
Mutual Funds registered under the Investment Company Act of 1940 as open-end investment management companies. The Mutual Funds provide the investment vehicles for the Separate Account. A full description of the Mutual Funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). Additional copies of these documents are available from a sales representative or our annuity service office.

Principal Management Corporation (the "Manager") serves as the manager for the Principal Variable Contracts Fund. The Manager is a subsidiary of Princor
Financial Services Corporation. It has managed mutual funds since 1969. As of December 31, 2000, the funds it managed had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


Some of the Principal Variable Contracts Fund's Accounts are used to fund the Company's variable life insurance contracts. The Board of Directors (the "Board") monitors events in order to identify any material irreconcilable conflicts between the interests of the variable annuity contract owners and variable life insurance policyowners. The Board determines any responsive action which may need to be taken. If it becomes necessary for any Separate Account to replace shares of any Division with an alternate investment, then the Division may have to liquidate securities on a disadvantageous basis.

A I M Advisors, Inc. (the advisor) serves as the investment advisor for the AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund and the AIM V.I. Value Fund. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.


American Century Investment Management, Inc. serves as the investment advisor for American Century Variable Portfolios, Inc. - VP Income & Growth. The Advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111. The Advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The Advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

The Dreyfus Corporation ("Dreyfus") is the investment advisor for the DIP Founders Discovery Portfolio. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $150 billion in over 180 mutual fund portfolios.

Fidelity Investments Institutional Services, Inc. is the manager for the Fidelity Insurance Products Fund and Fidelity Insurance Products Fund II. As of March 31, 2001, Fidelity had approximately $772 billion in discretionary assets under management. The manager is located at 82 Devonshire Street, Boston, Massachusetts 02109. As the manager, Fidelity is responsible for choosing the account investments and handling their business affairs.

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment advisor of the VIF-Dynamics Fund, VIF-Health Sciences Fund, VIF-Small Company Growth Fund and VIF-Technology Fund. INVESCO was founded in 1932. As of November 30, 2000 INVESCO managed over $40.2 billion for more than 2,337,791 shareholder accounts of 45 INVESCO mutual funds.

Janus  Capital  Corporation  ("Janus") is the  investment  advisor for the Janus
Aspen Series. Janus is located at 100 Fillmore Street, Denver, Colorado 80206-4928. Janus is responsible for the day-to-day management of investment portfolio and other business affairs of the portfolio.


The Company purchases and sells Mutual Fund shares for the Separate Account at their net asset value without any sales or redemption charge. Shares represent interests in the Mutual Fund available for investment by the Separate Account. Each Mutual Fund corresponds to one of the Divisions. The assets of each Division are separate from the others. A Division's performance has no effect on the investment performance of any other Division.

The following is a brief summary of the investment objectives of each Division:




                                        Asset Allocation Division
              Invests in:  Principal Variable Contracts Fund - Asset Allocation Account
      Investment Advisor:  Morgan Stanley Asset Management through a sub-advisory agreement
    Investment Objective:  to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective.


                                        Balanced Division
              Invests in:  Principal Variable Contracts Fund - Balanced Account
      Investment Advisor:  (equity securities portion) Invista Capital Management, LLC through a sub-advisory agreement
                           (fixed-income  securities  portion)  Principal  Capital  Income  Investors,  LLC  through  a sub-advisory agreement
    Investment Objective:  to  generate  a total  return  consisting  of current  income  and  capital  appreciation  while assuming reasonable risks in furtherance of this objective.


                                        Bond Division
              Invests in:  Principal Variable Contracts Fund - Bond Account
      Investment Advisor:  Principal Management Corporation
    Investment Objective:  to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.



                                        Capital Value Division
              Invests in:  Principal Variable Contracts Fund - Capital Value Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to provide long-term capital of appreciation and secondarily  growth investment income. The Account seeks to achieve its investment  objectives  through the purchase  primarily of common stocks,  but the Account may invest in other securities.


                                        Equity Growth Division
              Invests in:  Principal Variable Contracts Fund - Equity Growth Account
      Investment Advisor:  Morgan Stanley Asset Management through a sub-advisory agreement
    Investment Objective:  to provide  long-term  capital  appreciation by investing  primarily in growth-oriented  common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.


                                        Government Securities Division
              Invests in:  Principal Variable Contracts Fund - Government Securities Account
      Investment Advisor:  Principal Capital Income Investors, LLC through a sub-advisory agreement
    Investment Objective:  to seek a high level of current  income,  liquidity and safety of principal. The Account seeks to achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies. Account shares are not guaranteed by the United States Government.


                                        Growth Division
              Invests in:  Principal Variable Contracts Fund - Growth Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek growth of capital.  The Account seeks to achieve its objective through the purchase  primarily of common stocks, but the Account may invest in other securities.


                                        International Division
              Invests in:  Principal Variable Contracts Fund - International Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek long-term growth of capital by investing in a portfolio of equity securities  domiciled in any of the nations of the world.


                                        International Emerging Markets Division
              Invests in:  Principal Variable Contracts Fund - International Emerging Markets Account
      Investment Advisor:  Invista Capital Management,  LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital by  investing  in equity  securities of issuers in emerging  market countries.


                                        International SmallCap Account
              Invests in:  Principal Variable Contracts Fund - International SmallCap Account
      Investment Advisor:  Invista Capital Management,  LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its objective  by investing primarily  in  equity  securities  of  non-United  States  companies  with comparatively  smaller  market capitalizations.


                                        LargeCap Growth Division
              Invests in:  Principal Variable Contracts Fund - LargeCap Growth Account
      Investment Advisor:  Janus Capital Corporation through a sub-advisory agreement
    Investment Objective:  seeks long-term  growth of capital by investing  primarily in equity  securities of growth companies with market capitalization of greater than $10 billion.


                                        LargeCap Growth Equity Division
              Invests in:  Principal Variable Contracts Fund - LargeCap Growth Equity Account
      Investment Advisor:  Duncan-Hurst Capital Management Inc. through a sub-advisory agreement
    Investment Objective:  seeks  to  achieve  long-term  growth  of  capital   investing   primarily  in  common stocks  of  larger
                           capitalization domestic companies.


                                        LargeCap Stock Index Division
              Invests in:  Principal Variable Contracts Fund - LargeCap Stock Index Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of  capital.  The  Account  attempts  to mirror the  investment results of the
                           Standard & Poor's 500 Index.


                                        MicroCap Division
              Invests in:  Principal Variable Contracts Fund - MicroCap Account
      Investment Advisor:  Goldman Sachs Asset Management through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its objective  by investing primarily in value and growth oriented  companies with small market  capitalizations, generally less than
                           $700 million.


                                        MidCap Division
              Invests in:  Principal Variable Contracts Fund - MidCap Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to  achieve   capital   appreciation   by  investing   primarily  in  securities  of emerging  and  other
                           growth-oriented companies.


                                        MidCap Growth Division
              Invests in:  Principal Variable Contracts Fund - MidCap Growth Account
      Investment Advisor:  Dreyfus Corporation through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its objective  by investing primarily in growth stocks of medium market capitalization companies.


                                        MidCap Growth Equity Division
              Invests in:  Principal Variable Contracts Fund - MidCap Growth Equity Account
      Investment Advisor:  Turner Investment Partners, Inc. through a sub-advisory agreement
    Investment Objective:  seeks to  achieve  long-term  growth of capital  by  investing  primarily  in medium capitalization  U.S.
                           companies with strong earnings growth potential.


                                        MidCap Value Division
              Invests in:  Principal Variable Contracts Fund - MidCap Value Account
      Investment Advisor:  Neuberger Berman Management, Inc. through a sub-advisory agreement.
    Investment Objective:  seeks  long-term  growth of capital by investing  primarily in equity  securities of companies with value characteristics and market capitalizations in the $1 billion to $10 billion range.


                                        Money Market Division
              Invests in:  Principal Variable Contracts Fund - Money Market Account
      Investment Advisor:  Principal Management Corporation
    Investment Objective:  to seek as high a level of current income available from short-term securities as is considered
                           consistent   with   preservation   of  principal and maintenance  of  liquidity  by  investing all of its assets in a portfolio of money market instruments.


                                        Real Estate Division
              Invests in:  Principal Variable Contracts Fund - Real Estate Account
      Investment Advisor:  Principal Management Corporation
     Investment Objective: to seek to generate a high total  return.  The Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.


                                        SmallCap Division
              Invests in:  Principal Variable Contracts Fund - SmallCap Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account  will  attempt to achieve its objective  by investing primarily in equity  securities of both growth and value  oriented  companies with  comparatively smaller market capitalizations.


                                        SmallCap Growth Division
              Invests in:  Principal Variable Contracts Fund - SmallCap Growth Account
      Investment Advisor:  Berger LLC through a sub-advisory agreement
    Investment Objective:  to seek  long-term  growth of capital.  The Account will  attempt to achieve its  objective  by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.


                                        SmallCap Value Division
              Invests in:  Principal Variable Contracts Fund - SmallCap Value Account
      Investment Advisor:  J.P. Morgan Investment Management, Inc. through a sub-advisory agreement
    Investment Objective:  to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.


                                        Utilities Division
              Invests in:  Principal Variable Contracts Fund - Utilities Account
      Investment Advisor:  Invista Capital Management, LLC through a sub-advisory agreement
    Investment Objective:  to seek to provide  current  income and long-term  growth of income and capital by investing primarily in equity and fixed-income securities of companies in the public utilities industry.


                                        AIM V.I. Growth Division
              Invests in:  AIM V.I. Growth Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks growth of capital.


                                        AIM V.I. Growth and Income Division
              Invests in:  AIM V.I. Growth and Income Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks growth of capital with a secondary objective of current income.


                                        AIM V.I. Value Division
              Invests in:  AIM V.I. Value Fund
      Investment Advisor:  A I M Advisors, Inc.
    Investment Objective:  seeks  long-term  growth  of  capital. Income  is  a  secondary objective.


                                        American Century VP Income & Growth Division
              Invests in:  American Century Variable Portfolios, Inc. VP Income & Growth
      Investment Advisor:  American Century Investment Management, Inc.
    Investment Objective:  seeks dividend growth,  current income and  appreciation. The account will seek to achieve its investment objective by investing in common stocks.


                                        American Century VP Ultra Division
              Invests in:  American Century Variable Portfolios, Inc. VP Ultra
      Investment Advisor:  American Century Investment Management, Inc.
    Investment Objective:  seeks long-term capital growth.


                                        DIP Founders Discovery Division
              Invests in:  Dreyfus Investment Portfolios Founders Discovery Portfolio
      Investment Advisor:  Founders Asset Management LLC through a sub-advisory agreement
    Investment Objective:  seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.


                                        Fidelity VIP Contrafund Division
              Invests in:  Fidelity VIP II Contrafund Portfolio
      Investment Advisor:  Fidelity Management and Research Company
    Investment Objective:  to seek long-term capital appreciation.


                                        Fidelity VIP Growth Division
              Invests in:  Fidelity VIP Fidelity  VIP Growth Portfolio Service Class
      Investment Advisor:  Fidelity Management and Research Company
    Investment Objective:  seeks to maximize total return by allocating assets among stocks, bonds, short-term instruments, and other investments.


                                        INVESCO VIF-Dynamics Division
              Invests in:  INVESCO VIF-Dynamics Fund
      Investment Advisor:  INVESCO Funds Group
    Investment Objective:  seeks long-term capital growth.


                                        INVESCO VIF-Health Sciences Division
              Invests in:  INVESCO VIF-Health Sciences Fund
      Investment Advisor:  INVESCO Funds Group
    Investment Objective:  seeks long-term capital growth.


                                        INVESCO VIF-Small Company Growth Division
              Invests in:  INVESCO VIF-Small Company Growth Fund
      Investment Advisor:  INVESCO Funds Group
    Investment Objective:  seeks long-term capital growth.


                                        INVESCO VIF-Technology Division
              Invests in:  INVESCO VIF-Technology Fund
      Investment Advisor:  INVESCO Funds Group
    Investment Objective:  seeks long-term capital growth.


                                        Janus Aspen Aggressive Growth Division
              Invests in:  Janus Aspen Series Aggressive Growth Portfolio
      Investment Advisor:  Janus Capital Corporation
    Investment Objective:  seeks  long-term  growth of capital.  It pursues its objective by investing  primarily  in common  stocks selected for their growth  potential, and  normally  invests at least 50% of its equity assets in medium-sized  companies. Medium-sized  companies are those whose market capitalization falls within the range of  companies  in the S&P MidCap 400
                           Index.


An Investment Advisor agrees to provide investment advisory services for a specific underlying Mutual Fund or underlying Mutual Fund Account. For these services, each Investment Advisor is paid a fee.

SURPLUS DISTRIBUTIONS

Divisible surplus distributions are not anticipated because the Contracts are not expected to result in a contribution to the divisible surplus of the Company. However, if any divisible surplus distribution is made, then it will be made to the owners in the form of cash.

THE CONTRACT

The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

To Buy a Contract
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued subject to underwriting. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at the annuity service office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the Contract date. The Contract date is the date used to determine Contract years, regardless of when the Contract is delivered.

Purchase Payments

o The initial purchase payment must be at least $2,500 for non-qualified retirement programs.

o All other  initial  purchase  payments must be at least
$1,000.

o If you are making purchase payments through a payroll deduction plan or through a bank account (or similar financial institution) under an automated investment program, then your initial and subsequent purchase payments must be at least $100.

o You may elect a purchase payment credit rider with an additional charge and an associated 9-year surrender charge period. o All purchase payments are subject to a surrender charge period that begins in the Contract year each payment is received.

     o If you do not elect the purchase payment credit rider, each purchase payment is subject to a 7 year surrender charge period. o If you elect the purchase payment credit rider, each purchase payment is subject to a 9 year surrender charge period.

o Subsequent payments must be at least $100 and can be made until the annuity payment date.

o If you are a member of a retirement plan covering three or more persons, then the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.

o The total of all purchase payments may not be greater than $2,000,000 without our prior approval.

o In New Jersey after the first Contract year, purchase payments cannot exceed $100,000 per Contract year.

The Company reserves the right to:
o increase the minimum amount for each purchase payment to not more than $1,000; and

o terminate* a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges) is less than $2,000.

 * The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Right to Examine the Contract (Free-Look)
Under state law, you have the right to return the Contract for any reason during the examination period. The examination period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:
     a. California and you are age 60 and over (30 day examination period);
     b. Colorado (15 day examination period); or
     c. Idaho or North Dakota (20 day examination period).

Some states require us to return the initial purchase payment. If your Contract is issued in one of those states, your initial purchase payments are allocated to the Money Market Division for 15 days (20 days for Contracts issued in Idaho) after the Contract date. After the 15-day period (20 days in Idaho), the then current value of the Money Market Division is reallocated according to your allocation instructions. The states in which purchase payments are returned are:
 Colorado                       Kentucky                       North Carolina
 Connecticut*                   Louisiana                      Oklahoma
 Georgia                        Maryland                       Rhode Island
 Hawaii                         Michigan                       South Carolina
 Idaho                          Missouri                       Utah
 Indiana                        Nebraska                       Washington

   * Purchase payments are refunded if the Contract is canceled prior to its delivery, otherwise the accumulated value is refunded.

If your Contract is issued in a state not listed above and if you return the Contract during the examination period, you will receive the accumulated value.

Additionally, if you decide to return the Contract during the examination period, the amount returned is reduced by any credits. If the value of the purchase payment credit declines during the examination period, we recover the full amount of the purchase payment credit.

If you are purchasing this Contract to fund an IRA, Roth IRA, Simple-IRA or SEP IRA and you return it on or before the seventh day of the free-look period, then we will return the greater of:
     o   total purchase payments; or
     o   Contract accumulated value.

To return a Contract you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination period has expired.

Replacement Contracts
If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination periods may apply. The Company reserves the right to keep the initial purchase payment in the Money Market Division longer than 15 days to correspond to the examination periods of a particular state's replacement requirements.

     Exchange Credit
     If you own a Single Premium Deferred Annuity ("SPDA") or a Single Premium Deferred Annuity Plus ("SPDA+") issued by us and are within at least 8 months of the 8th Contract year, then you may transfer the accumulated value, without charge, to the Contract described in this prospectus. Additionally, we will add 1% of the current SPDA/SPDA+ surrender value to the purchase payment. We reserve the right to change or terminate this program. Any changes or termination will follow at least 1 year notice.

     Both  SPDA  and  SPDA+  are  annuities   which  provide  a  fixed  rate  of
     accumulation. This Contract varies with the investment experience and objectives of the various Divisions. Thus, the value of your Contract may increase or decrease with the investment holdings of the Divisions.

    When making an exchange decision, the owner should carefully review the SPDA or SPDA+ contract and this prospectus because the charges and provisions of the contracts differ. An existing SPDA or SPDA+ contract may be currently eligible for waiver of surrender charge due to critical need, while similar riders may not be available under this Contract. Electing the exchange credit does not result in additional charges or deductions. The charges and deductions associated with your Contract and any riders still apply.

    To complete a transfer to this Contract, send 1) a Contract application, 2) a SPDA/SPDA+ surrender form, 3) a replacement form (based on state written), and 4) an Annuity Exchange Request and Release Form.
    The exchange is effective when we receive the completed forms and accept the application. The transaction is valued at the end of the valuation period in which we receive the necessary documents.

    (This "exchange credit" is not available in New York and may not be available in other states as well. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).

    The Exchange Credit is allocated among the Separate Account Divisions, the DCA Plus Account(s) or the Fixed Account in the same ratio as the allocation of the purchase payment. The credit is treated as earnings. The 1% credit is subject to a vesting period. Therefore, the 1% credit is not credited to your Contract until the examination period has expired. If you exercise your right to return the Contract during the examination period, then the amount returned is the original amount invested (see RIGHT TO EXAMINE THE CONTRACT).

Purchase Payment Credit Rider
You may elect a purchase payment credit rider at the time the Contract is issued (may not be available in all states; consult your sales representative or the annuity service office for availability). If the purchase payment credit rider is elected, then the following provisions apply to the Contract:
o A credit of 5% will be applied to purchase payments received during your first Contract year. For example, if you make purchase payments totaling $10,000 in your first Contract year, a credit amount of $500 will be added to your Contract (5% x $10,000). If an additional purchase payment of $5,000 is made in your second Contract year, then a credit is not added as a result of the $5,000 purchase payment.
o The credit is allocated among the Fixed Account and the Divisions according to your then current purchase payment allocations.
o If you exercise your right to return the Contract during the examination period, the amount returned to you is reduced by any credits.
o Credits are considered earnings under the Contract.
o All purchase payments are subject to the 9-year surrender charge table (see Surrender Charge).
o The purchase payment credit rider may not be cancelled and the associated 9-year surrender charge period cannot be changed.
o You may not participate in the DCA Plus Program.


The 0.60% purchase payment credit rider charge is assessed against the entire Separate Account accumulated value for the first eight Contract years. If you anticipate making additional purchase payments after the first Contract year you should carefully examine the purchase payment credit rider and consult your sales representative regarding its desirability. (The Fixed Account is not available if the Purchase Payment Credit Rider is selected in Oregon. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).


The following tables demonstrate hypothetical values. The first table shows Contract accumulated values. The second table shows surrender values. The tables are based on: o a $100,000 initial purchase payment and no additional purchase payments; o the deduction of total Separate Account annual expenses of 1.85% (for the first eight Contract years) annually for Contracts with the purchase payment credit rider and 1.25% annually for Contracts without the rider; o the deduction of Mutual Fund expenses equal to those calculated as of December 31, 2000;
o purchase payment allocation among the Divisions proportionally equal to the allocation of the company's total Separate Account assets as of April 30, 2000; and
o    5% and 10% annual rates of return before charges.


                                               5% Annual Return                                 10% Annual Return

                                    Contract                 Contract                 Contract                 Contract
                                accumulated value       accumulated value        accumulated value        accumulated value
                                     without                   with                    without                   with
                                purchase payment         purchase payment         purchase payment         purchase payment
            Contract year         credit rider             credit rider             credit rider             credit rider

                 1                 $103,086                  $107,595                 $108,356                $113,095
                 2                 $106,277                  $110,261                 $117,436                $121,838
                 3                 $109,567                  $112,994                 $127,277                $131,259
                 4                 $112,959                  $115,796                 $137,943                $141,408
                 5                 $116,456                  $118,667                 $149,504                $152,342
                 6                 $120,062                  $121,609                 $162,035                $164,123
                 7                 $123,780                  $124,625                 $175,616                $176,815
                 8                 $127,614                  $127,716                 $190,335                $190,489
                 9                 $131,566                  $131,670                 $206,290                $206,452
                10                 $135,642                  $135,749                 $223,582                $223,758
                15                 $158,001                  $158,126                 $334,391                $334,654
                20                 $184,060                  $184,205                 $500,155                $500,549

                                               5% Annual Return                                 10% Annual Return

                                 Surrender value          Surrender value          Surrender value          Surrender value
                                     without                    with                   without                   with
                                purchase payment         purchase payment         purchase payment         purchase payment
            Contract Year         credit rider             credit rider             credit rider             credit rider

                 1                  $97,501                   $99,787               $102,454                $105,095
                 2                 $100,500                  $102,261               $111,436                $113,838
                 3                 $103,593                  $104,994               $121,277                $123,259
                 4                 $107,959                  $107,796               $132,943                $133,408
                 5                 $112,456                  $111,667               $145,504                $145,342
                 6                 $117,062                  $115,609               $159,035                $158,123
                 7                 $121,780                  $119,625               $173,616                $171,815
                 8                 $127,614                  $123,716               $190,335                $186,489
                 9                 $131,566                  $128,670               $206,290                $203,452
                10                 $135,642                  $135,749               $223,582                $223,758
                15                 $158,001                  $158,126               $334,391                $334,654
                20                 $184,060                  $184,205               $500,155                $500,549


Based on the assumptions stated above, Contract accumulated value will generally be higher for Contracts with the purchase payment credit rider than without, regardless of the rate of return. In addition, the higher the rate of return, the more advantageous the purchase payment credit rider becomes. However, Contracts with the purchase payment credit rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the purchase payment credit rider. If you surrender your Contract with the purchase payment credit rider while subject to a surrender charge, your Contract surrender value may be less than a Contract without the purchase payment credit rider.

The Accumulation Period
     The Value of Your Contract
     The value of your Contract is the total of the Separate Account value plus the DCA Plus Account(s) value plus the Fixed Account value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

     There is no guaranteed minimum Separate Account value. Its value reflects the investment experience of the Divisions that you choose. It also reflects your purchase payments, partial surrenders, surrender charges and the Contract expenses deducted from the Separate Account.

     The Separate Account value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a Division is: o the number of units you have in a Division multiplied by o the value of a unit in the Division.

     The number of units is the total of units purchased by allocations to the Division from: o your initial purchase payment; o an exchange credit (if applicable); o subsequent investments; o purchase payment credits; and o transfers from another Division, a DCA Plus Account or the Fixed Account. minus units sold: o for partial surrenders from the Division; o as part of a transfer to another Division or the Fixed Account; and o to pay contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 3:00 p.m. Central Time). To calculate the unit value of a Division, the unit value from the previous valuation date is multiplied by the Division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each Division. The net investment factor for a valuation period is calculated as follows:

                  [{share price (net asset value) of the underlying Mutual Fund at the end of the valuation period
                                         plus
                  per share amount of any dividend* (or other distribution) made by the Mutual Fund during the valuation period}
                                         divided by
                  share price (net asset value) of the underlying Mutual Fund at the end of the previous valuation period]
                                         minus
                  {total Separate Account annual expenses}

                  * When an investment owned by a Mutual Fund pays a dividend, the dividend increases the net asset value of a share of the Mutual Fund as of the date the dividend is recorded. As the net asset value of a share of a Mutual Fund increases, the unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the Division.

The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.

The Separate Account charges and any taxes (currently none) are accrued daily and are transferred from the Separate Account at the Company's discretion.

     Purchase Payments
     o On your application, you direct your purchase payments to be allocated to the Investment Options.
     o Allocations may be in percentages.
     o Percentages must be in whole numbers and total 100%.
     o Subsequent  purchase  payments are  allocated  according to your current allocation  instructions.
     o Changes to the allocation  instructions may be  made without charge.
     o A change is effective on the next valuation period after we receive your new instructions.
     o You can change the allocations and allocation
       instructions by:
           1)  mailing your instructions to us;
           2) calling us at 1-800-852-4450  (if telephone  privileges apply);
           3) faxing your instructions to us at 1-515-248-9800; or 4) visiting www.principal.com.
     o Changes to purchase payment allocations do not transfer any existing Investment Option accumulated values.
     o Purchase payments are credited on the basis of unit value next determined after we receive a purchase payment.

     Separate Account Division Transfers
     o You may request an unscheduled transfer or set up a scheduled transfer by sending us a written request, by telephoning if you have telephone privileges (1-800-852-4450) or sending us a fax (1-515-248-9800).
     o You must specify the dollar amount or percentage to transfer from each Division.
     o The minimum amount is $100 or if the Division's value is less than $100, then 100% of the Division from which the transfer is being made.
     o In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Contracts for which he or she is not the owner.
     You may not make a transfer to the Fixed Account if:
     o a transfer has been made from the Fixed Account to a Division within six months; or
     o following the transfer, the Fixed Account value would be greater than $1,000,000 (without our prior approval).

     Unscheduled Transfers
     o You may make unscheduled Division transfers from a Division to another Division or to the Fixed Account by: 1) mailing your instructions to us; 2) calling us at 1-800-852-4450 (if telephone privileges apply); 3) faxing your instructions to us at 1-515-248-9800; or 4) visiting www.principal.com.
     o Transfers are not permitted into DCA Plus Accounts.
     o The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

     Scheduled Transfers (Dollar Cost Averaging) o You may elect to have transfers made on a scheduled basis. o You must specify the dollar amount of the transfer.
     o You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
     o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
     o   Transfers are not  permitted  into DCA Plus Accounts.
     o If you want to stop a scheduled transfer, then you must provide us notice prior to the date of the scheduled transfer.
     o Transfers continue until your value in the Division is zero or we receive notice to stop them.
     o We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Automatic Portfolio Rebalancing (APR)
o APR allows you to maintain a specific percentage of your Separate Account accumulated value in specified Divisions over time.
o You may elect APR at any time.
o APR is not  available  for values in the Fixed  Account or the DCA Plus
  Accounts.
o APR is not available if you have arranged scheduled transfers from the same Division.
o APR will not begin until the examination period has expired.
o There is no charge for APR transfers.
o APR can be selected for quarterly, semi-annual or annual rebalancing.
o You may rebalance by completing and submitting a form to us, by telephoning if you have telephone privileges (1-800-852-4450) or faxing your instructions to us (1-515-248-9800). (Divisions are rebalanced at the end of the next valuation period following your request.)

          Example:
          You elect APR to maintain your Separate Account accumulated value with 50% in the A Division and 50% in the B Division. At the end of the specified period, 60% of the values are in the A Division, with the remaining 40% in the B Division. By rebalancing, units from the A Division are sold and applied to the B Division so that 50% of the Separate Account accumulated value is once again in each Division.

Telephone Services* Telephone services are permitted for: o purchase payment allocation changes; o transfers; and o changes to APR.

Telephone services are available for both you and your sales representative. Telephone services may be declined on the application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450.

Telephone instructions must be made while we are open for business. They are effective when received by us before the close of normal trading of the NYSE (generally 3 p.m. Central Time). Requests received when we are not open for business or after the NYSE closes its normal trading will be effective on the next valuation date.

Direct Dial*
You may obtain Contract information from our direct dial system between 7:00 a.m. and 9:00 p.m., Central Time, Sunday through Friday, and between 7:00 a.m. and 4:00 p.m., Central Time, on Saturday. The telephone number is 1-800-852-4450.



Internet*
Internet  access is  available  for both you and your  sales  representative  at
www.principal.com.   You  may  elect  Internet   authorization  for  your  sales
representative by providing us written notice.




          * Instructions received via our telephone services, direct dial system and internet are binding on both owners if the Contract is jointly owned. Neither the Company nor the Separate Account are responsible for the authenticity of telephone service, direct dial or internet transaction requests. We reserve the right to refuse telephone service, direct dial or internet transaction requests. You assume the risk of loss caused by fraudulent telephone service, direct dial or internet transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service, direct dial or internet transactions. If these procedures are not followed, then we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, recording direct dial transactions, requesting personal identification (name, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.

We reserve the right to modify or terminate telephone service, direct dial or internet transaction procedures at any time.

Surrenders
Surrenders result in the cancellation of units and your receipt of the canceled unit values minus any applicable fee and surrender charge. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see DELAY OF PAYMENTS). Surrenders before age 59 1/2 may involve an income tax penalty (see FEDERAL TAX MATTERS). You must send us a written request for any surrender.

You may specify surrender allocation percentages with each partial surrender request. If you don't provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see SURRENDER CHARGE).

     Total Surrender
     o You may surrender the Contract at any time before the annuity payment date.
     o You receive the cash surrender value at the end of the valuation period during which we receive your surrender request. o The cash surrender value is your accumulated value minus any applicable fee and charge. o The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender. o We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

     Unscheduled Partial Surrender
     o Prior to the annuity payment date and during the lifetime of the Annuitant, you may surrender a part of the accumulated value by sending us a written request.
     o You must specify the dollar amount of the surrender (which must be at least $100).
     o The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
     o The surrender is deducted from your Investment Options according to the surrender allocation percentages you specify.
     o If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
     o We surrender units from your Investment Options to equal the dollar amount of the surrender request plus any applicable surrender charge and fee.
     o The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

     Scheduled Partial Surrender
     o You may elect partial surrenders from any of the Investment Options on a scheduled basis by sending us written notice.
     o Your accumulated value must be at least $5,000 when the scheduled surrenders begin.
     o You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
     o If the selected date is not a valuation date, the surrender is completed on the next valuation date.
     o The surrenders continue until your value in the Division is zero or we receive written notice to stop them.

Death Benefit
If you or the annuitant die before the annuity payment date, then we will pay a death benefit. In the case of joint annuitants, the death benefit is paid upon death of the first annuitant. If the owner is not a natural person, death benefits are paid to the beneficiary(ies) upon the death of the annuitant.

Before the annuity payment date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). You name the beneficiary or beneficiaries in your application. The beneficiary(ies) receives benefits upon your death. Generally, unless the beneficiary(ies) elects otherwise we pay the death benefit in a single sum, subject to proof of your death.

Unless you have named an irrevocable beneficiary(ies), you may change your beneficiary by providing us with written notice. If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survive you, we will pay the death benefit to your estate in a lump sum.

Upon death of the annuitant,  your  beneficiary  may elect to:
     o  apply the death benefit  under an annuity  payment  option;  or
     o  receive the death benefit as a single payment.

No surrender charge applies when a death benefit is paid.

If you die before the annuitant and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner unless your spouse elects to receive the death benefit.

If the owner or annuitant of a Contract, not issued as an IRA, Roth IRA, SEP IRA or Simple-IRA, dies before the annuitant and before the annuity payment date, written notice of the death must be sent to us promptly so distribution arrangements can be made to avoid adverse tax consequences.

     Standard Death Benefit
     The amount of the standard death benefit is the greatest of:
     o your accumulated value on the date we receive proof of death and all required documents;
     o the total of purchase payments minus any partial surrenders, fees and charges as of the date we receive all required documents and notice (including proof) of death; or
     o the highest accumulated value on any prior Contract anniversary that is divisible equally by seven, plus any purchase payments and less any partial surrenders (and surrender charges incurred) made after that Contract anniversary.

     Annual Enhanced Death Benefit
     This is an optional death benefit rider. Under this rider, if the original annuitant or owner dies before the annuity payment date, then the death benefit payable to the beneficiary is the greatest of:
         1)   the standard death benefit;
         2) the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any surrenders and surrender charges (accumulated at 5% annually) until the later of the Contract anniversary after the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider; or
         3) the highest accumulated value on a Contract anniversary, plus any subsequent purchase payments minus any surrenders and surrender charges, until the Contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.

     For Contracts issued in New York - under this rider, if the original annuitant or owner dies before the annuity payment date, then the death benefit payable to the beneficiary is the greater of:
         1)   the standard death benefit; or
         2) the highest accumulated value on a Contract anniversary until the Contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.

         Lock-In Feature
         At the later of the Contract anniversary following the original owner's or original annuitant's 75th birthday ("lock-in date"), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date, minus any surrenders and surrender charges. However, because the death benefit is locked-in, it will only decrease by surrenders and surrender charges. Once the standard death benefit equals the annual enhanced death benefit, then the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.

         Termination
         You may terminate the annual  enhanced  death benefit at anytime.  Once
         the  annual  enhanced  death  benefit  is  terminated,   it  cannot  be
         reinstated (except in Florida).

         The annual cost of the rider is 0.20% of the annual accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. The cost will be deducted throughout the redemption of units from your Contract's accumulated value in the same proportion as the purchase payment allocations among the DCA Plus Accounts, Fixed Account and Separate Account Divisions. If the rider is purchased after the beginning of a quarter, then the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter. The enhanced death benefit rider is only available at the time the Contract is issued. Thus, once a Contract has been purchased without the rider, it may not be added at a later date.

     Payment of Death Benefit
     The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see DELAY OF PAYMENTS). We pay interest (at least 3% or as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity payment option.

      NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The Annuity Payment Period
     Annuity Payment Date
     You may specify an annuity payment date in your application. You may elect to receive payments under an annuity payment option at any time. If you do not specify an annuity payment date, then the annuity payment date is the later of the older annuitant's 85th birthday or 10 years after issuance. If the annuitant is living and the Contract is in force on that date, we will notify you to begin taking payments under the Contract. You may not select an annuity payment date which is on or after the older annuitant's 85th birthday or 10 years after the Contract date, whichever is the later. (No later than age 88 in Pennsylvania or age 90 in New York.)

     Depending on the type of annuity payment option selected, payments that are initiated either before or after the annuity payment date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity payment date.

     You may change the annuity payment date with our prior approval. The request must be in writing and approved before we issue a supplementary Contract which provides an annuity payment option.

     Annuity Payment Options
     We offer fixed annuity payments. If, however, the accumulated value on the annuity payment date is less than $5,000 or if the amount applied under an annuity payment option is less than the minimum requirement we may pay out the entire amount. No surrender charge would be imposed. The Contract would then be canceled.

     You may choose from several fixed annuity payment options. Payments will be made on the frequency you choose. You may elect to have your annuity payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuity payments start.

     The amount of the annuity payment depends on:
     o   amount of accumulated value;
     o   annuity payment option selected; and
     o   age and gender of annuitant (unless fixed income option is selected).

     Annuity payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such Contract provisions are prohibited by law.

     You may select an annuity payment option or change a previous selection by written request. We must receive the request on or before the annuity payment date. If an annuity payment option is not selected, then we will automatically apply the Life Income with Payments Guaranteed for a Period of 10 Years (see below). If you designate joint annuitants, then payment will be made pursuant to a Joint and Full Survivor Life Income for a Period of 10 Years (see below). Tax laws and regulations may impose further restrictions on annuity payment options.

     Payments under the annuity payment options are made as of the first day of each payment period beginning with the annuity payment date. The available annuity payment options are:

         Fixed Income. Payments of a fixed amount or payments for a fixed period of at least five years but not more than 30 years.
         Payments stop after all guaranteed payments are made.

         Life Income. Payments are made as of the first day of each payment period during the annuitant's life, starting with the annuity payment date. No payments are made after the annuitant dies. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due.

         Life Income with Payments Guaranteed for a Period of 5 to 20 Years. Payments are made on the first day of each payment period beginning on the annuity payment date. Payments will continue until the annuitant dies. If the annuitant dies before all of the guaranteed payments have been made, then we will continue the guaranteed payments to the beneficiary.

         Joint and Full Survivor Life Income with Payments Guaranteed for a Period of 10 Years. Payments continue as long as either the annuitant or the joint annuitant is alive. If both die before all guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary.

         Joint and Two-thirds Survivor Life Income. Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due.

         Other annuity payment options may be available with our approval.

     Death of Annuitant
     If the owner or annuitant dies during the annuity payment period, remaining payments are made to the beneficiary throughout the guarantee period, if any, or for the life of any joint annuitant, if any. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity payment option.

     The mortality risk assumed by the Company is to make annuity payments for the full life of all annuitants regardless of how long they, or any individual annuitant, might live. Mortality risk does not apply to the Fixed Income option. Annuity payments are determined in accordance with annuity tables and other provisions contained in the Contract. This assures neither an annuitant's own longevity, nor an improvement in life expectancy, will have an adverse effect on the annuity payments received under this Contract. The annuity payment tables contained in this Contract are based on the Annuity Mortality 1983 Table a. These tables are guaranteed for the life of the Contract.

     If you own one or more qualified annuity contracts, in order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 70 1/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity payment option or taking other distributions from the Contract.

     Additional rules apply to distributions under non-qualified contracts (see REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS). However, the rules do not apply to contracts issued in connection with IRAs, SEPs or SIMPLE-IRAs.

CHARGES AND DEDUCTIONS

An annual fee, a mortality and expense risks charge and in some circumstances a purchase credit rider charge are deducted under the Contract. A surrender charge may also be deducted from certain surrenders made before the annuity payment date. We reserve the right to assess a transaction fee, state premium taxes and a daily administration charge. There are also deductions from and expenses paid out of the assets of the Mutual Funds which are described in the Mutual Funds' prospectuses.

Annual Fee
An annual fee exists which is the lesser of $30 or 2% of your accumulated value (subject to any applicable state law limitations). The fee is deducted from the DCA Plus Accounts, Fixed Account or your interest in a Division, whichever has the greatest value. The fee is deducted on each contract anniversary and upon total surrender of the Contract. This fee is currently waived for Contracts having an accumulated value on the last day of the Contract year of $30,000 or more. The aggregate value of multiple Contracts owned, or jointly owned, by you is used to attain the $30,000 accumulated value. Aggregation occurs on each Contract's anniversary. The fee assists in covering administrative costs. The Company does not anticipate any profit from this fee.

The administrative costs include costs associated with:
o issuing Contracts;
o establishing  and maintaining the records which relate to Contracts;
o making regulatory   filings  and   furnishing   confirmation   notices;
o preparing, distributing and tabulating voting materials and other communications;
o providing computer, actuarial and accounting services; and
o processing Contract transactions.

Mortality and Expense Risks Charge
We assess each Division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuity payment date. This charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.

The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.

If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company. We expect a profit from the mortality and expense risks charge.

Purchase Payment Credit
If you elect the purchase payment credit rider we assess each Division with an additional daily charge. The annual rate of the charge is 0.60% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the Contract. This charge is assessed until completion of your 8th Contract year and only prior to the annuity payment date. This charge is assessed daily when the value of a unit is calculated.

If the purchase payment credit rider charge is not enough to cover the cost of the credit, we bear the loss. If the amount of the purchase payment credit rider charge deducted is more than our costs, the excess is profit to the Company. We expect a profit from the purchase payment credit rider charge.

Transaction Fee
We reserve the right to charge a transaction fee of $30 that applies to each unscheduled partial surrender after the 12th unscheduled partial surrender in a Contract year. We also reserve the right to charge a $30 transaction fee on each unscheduled transfer after the 12th such transfer in a Contract year. The transaction fee would be deducted from the DCA Plus Accounts, Fixed Account and/or your interest in a Division from which the amount is surrendered or transferred, on a pro rata basis.

Premium Taxes
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity payment option. Premium taxes range from 0% in most states to as high as 3.50%.

Surrender Charge
No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the company's General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the purchase payments surrendered which were received by us during the Contract years prior to the surrender. The applicable percentage which is applied to the sum of the purchase payments paid during each Contract year is determined by the following tables.

Surrender Charge without the purchase payment credit rider
(as a percentage of amounts surrendered)

              Number  of  completed  Contract  years  Surrender
  charge applied to all
     since each purchase payment               purchase payments received in
               was made                              that Contract year

    0 (year of purchase payment)*                            6%
    1                                                        6%
    2                                                        6%
    3                                                        5%
    4                                                        4%
    5                                                        3%
    6                                                        2%
    7 and later                                              0%

Surrender Charge with the purchase payment credit rider (as a percentage of amounts surrendered)

              Number of completed  Contract  years  Surrender
      charge applied to all
   since each purchase payment             purchase payments received in
           was made                            that Contract year


  0 (year of purchase payment)*                          8%
  1                                                      8%
  2                                                      8%
  3                                                      8%
  4                                                      7%
  5                                                      6%
  6                                                      5%
  7                                                      4%
  8                                                      3%
  9 and later                                            0%


              * Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment. However, purchase payments are added together by Contract year for purposes of determining the applicable surrender charge percentage. If your Contract year begins April 1 and ends March 31 the following year, then all purchase payments received during that period are considered to have been made in that Contract year.

For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
o first from purchase  payments no longer subject to a surrender  charge;
o then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (first-in, first-out))
     described below; and
o then from purchase payments subject to a surrender charge on a first-in, first-out basis.

A surrender charge is not imposed in states where it is prohibited, including:
o New Jersey- no surrender charge for total surrender on or after the later of the annuitant's 64th birthday or 4 years after the Contract date.
o Washington- no surrender charge for total surrender on or after the later of the annuitant's 70th birthday or 10 years after the Contract date.

Free Surrender Privilege
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
o earnings in the Contract (earnings = accumulated value less unsurrendered purchase payments as of the surrender date); or
o 10% of the purchase payments still subject to the surrender charge, decreased by any partial surrenders since the last Contract anniversary.

The free surrender privilege not used in a Contract year is not added to the free surrender privilege for any following Contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.

Waiver of Surrender Charge The surrender charge does not apply to:
     o   amounts applied under an annuity payment option; or
     o payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner's death; or
     o   amounts distributed to satisfy the minimum distribution  requirement of
         Section 401(a)9 of the Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
     o an amount transferred from the Contract to a single premium immediate annuity issued by the Company after the surrender charge period has expired; or
     o an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree; or
     o if permitted by state law, withdrawals made after the first Contract anniversary if the original owner or original annuitant has a critical need.

     Waiver of the surrender charge is available for critical need if the following conditions are met:
     o original owner or original annuitant has a critical  need;  and
     o the critical  need did not exist before the Contract date.

For the purposes of this section, the following definitions apply:
o critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the Contract date and the surrender must occur within 90 days of the confinement's end.
o health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
o terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
o total and permanent disability - a disability that occurs after the Contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York and West Virginia, different definitions of total and permanent disability apply. Contact us at 1-800-852-4450 for additional information.

This waiver of surrender charge rider is not available in Massachusetts, New Jersey or Pennsylvania. In New York, the rider only applies if the original owner or original annuitant suffers a total and permanent disability. Specific information is available from your sales representative or the annuity service office (1-800-852-4450).

Administration Charge
We reserve the right to assess each Division with a daily charge at the annual rate of 0.15% of the average daily net assets of the Division. This charge would only be imposed before the annuity payment date. This charge would be assessed to help cover administrative expenses. Administrative expenses include the cost of issuing the Contract, clerical, recordkeeping and bookkeeping services, keeping the required financial and accounting records, communicating with Contract owners and making regulatory filings.

Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis. Group Arrangement
     - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
     Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Availability of the reduction and the size of the reduction (if any) is based on certain criteria.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.

FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the Fixed Account and DCA Plus Accounts are held in the General Account of the Company.

The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts. The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from our annuity service office or from a sales representative.

Fixed Account
The Company guarantees that purchase payments allocated to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.

Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the Contract year.

Each Contract anniversary, we declare a renewal interest rate that is guaranteed and applies to the Fixed Account value in existence at that time. This rate applies until the end of the Contract year. Interest is earned daily and compounded annually at the end of each Contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.

Fixed Account Accumulated Value
Your Fixed Account value on any valuation date is equal to:
o   purchase payments allocated to the Fixed Account;
o plus any transfers to the Fixed Account from the Separate Account and DCA Plus Accounts;
o   plus interest credited to the Fixed Account;
o   minus any surrenders or applicable surrender charges from the Fixed Account;
o   minus any transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see SURRENDER CHARGE).

You may transfer amounts from the Fixed Account to the Divisions before the annuity payment date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same Contract year.

     Unscheduled Fixed Account Transfers
     The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per Contract year, within the 30 days following the Contract anniversary date, you can:
     1) transfer an amount not to exceed 25% of your Fixed Account accumulated value; or
     2) transfer up to 100% of your Fixed Account accumulated value if :
         o    your Fixed Account value is less than $1,000; or
         o the renewal interest rate for your Fixed Account accumulated value for the current Contract year is more than one percentage point lower than the weighted average of your Fixed Account interest rates for the preceding Contract year. We will inform you if the renewal interest rate falls to that level.

     Scheduled Fixed Account Transfers
     Fixed Account Dollar Cost Averaging
     You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
       o You may establish scheduled transfers by sending a written request or by telephoning the annuity service office at 1-800-852-4450.
       o Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
       o If the selected date is not a valuation date, the transfer is completed on the next valuation date.
       o Scheduled  transfers  are only
         available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
       o Scheduled monthly transfers of an amount not to exceed 2% of your Fixed Account accumulated value at the beginning of the Contract year or the current Fixed Account value will continue until the Fixed Account value is zero or until you notify us to discontinue them.
       o The minimum transfer amount is $100.
       o If the Fixed Account accumulated value is less than $100 at the time of transfer, then the entire Fixed Account accumulated value will be transferred.
       o If you stop the transfers, you may not start them again without our prior approval.

Dollar Cost Averaging Plus Program (DCA Plus Program)
Purchase payments allocated to the DCA Plus Accounts earn a guaranteed interest rate. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to Divisions or to the Fixed Account. If the 28th is not a valuation date, then the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted. If you elect the purchase payment credit rider, you may not participate in the DCA Plus Program.

     DCA Plus Purchase Payments
     You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus Account and selecting Divisions and/or the Fixed Account into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

     DCA Plus purchase payments receive the fixed rate of return in effect on the date each purchase payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus transfer program.

     Selecting A DCA Plus Account
     DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all payments and accrued interest must be transferred from the DCA Plus Account to the selected Divisions and/or Fixed Account in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected Divisions and/or Fixed Account in no more than 12 months.

     We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if 4 scheduled transfers remain in your 6-month transfer program and you had a $4,000 DCA Plus Account accumulated value, the transfer amount would be $1,000 ($4,000 / 4).

     Scheduled DCA Plus Transfers
     Transfers are made from DCA Plus Accounts to Divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

     Unscheduled DCA Plus Transfers
     You may make unscheduled transfers from DCA Plus Accounts to Divisions and/or the Fixed Account. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

     DCA Plus Surrenders
     You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS

The Contract
The entire Contract is made up of: the Contract, copies of any applications, amendments, riders and endorsements attached to the Contract; current data pages; copies of any supplemental applications, amendments, endorsements and revised Contract pages or data pages which are mailed to you. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death or the transfer to or from a Division may be deferred during any period when the right to sell Mutual Fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
o trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
o an  emergency  exists,  as determined by the SEC, as a result of which:
o disposal by a Mutual Fund of securities owned by it is not reasonably practicable;
o it is not reasonably practicable for a Mutual Fund to fairly determine the value of its net assets; or
o the SEC permits  suspension for the protection of security holders.

If payments are delayed and your surrender or transfer is not canceled by your written instruction, the amount to be surrendered or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender or transfer will be made within seven days thereafter.

In addition, payments on surrenders attributable to a purchase payment made by check may be delayed up to 15 days. This permits payment to be collected on the check. We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment
You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single lump sum.

Change of Owner
You may change your non-qualified Contract ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, then the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

Beneficiary
Before the annuity payment date and while the annuitant is alive, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. If a beneficiary has not been named at the time of the annuitant's death, then the benefit will be paid to the owner, if living, otherwise, to the owner's estate. If the beneficiary dies during the annuity payment period, and no other beneficiary is alive, then any remaining benefits will be paid to the beneficiary's estate.

If there are joint annuitants on the Contract, the benefit is paid on the first annuitant's death.

Contract Termination
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days.

Reinstatement
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, then the following apply:
o we reinstate the  Contract  effective  on the  original  surrender  date;
o if you elect the purchase payment credit rider on the reinstatement Contract, then the 9-year surrender charge period will commence from the date of reinstatement we calculate the purchase payment credit based on the amount of the reinstatement;
o we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
o these amounts are priced on the valuation day the money from the other company is received by us;
o commissions are not paid on the reinstatement  amounts; and
o new data pages are sent to your address of record.

Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuity payment date. After the annuity payment date, any reports will be mailed to the person receiving the annuity payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.

RIGHTS RESERVED BY THE COMPANY

We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
        o transfer assets in any Division to another Division or to the Fixed Account;
        o add, combine or eliminate a Division(s);
        o substitute the units of a Division for the units of another Division;
        o if units of a Division are no longer available for investment; or
        o if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Separate Account.


The Contract does not permit excessive trading or market timing. Market timing activity can disrupt management strategy of the underlying mutual funds and increase expenses, which are borne by all Contract owners. We reserve the right to reject excessive exchanges or purchases by market timers if the trade would disrupt the management of the Separate Account, any Division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Contract owners. These modifications could include, but not be limited to:
o requiring a minimum time period  between each  transfer;
o not accepting transfer requests from someone providing them for multiple Contracts for which he or she is not the owner; or
o limiting the dollar amount that a Contract owner may transfer at any one time.


DISTRIBUTION OF THE CONTRACT

The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. These people will usually be representatives of Princor Financial Services Corporation ("Princor"), Principal Financial Group, Des Moines, Iowa 50392-0200 which is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. As the principal underwriter, Princor is paid 6.5% of purchase payments by the Company for the distribution of the Contract. The Company and Princor may receive a portion of the Fidelity Variable Insurance Products and Janus Aspen Series Funds' expenses for recordkeeping, marketing and distribution services. The Contract may also be sold through other selected broker-dealers registered under the Securities and Exchange Act of 1933 or firms that are exempt from such registration. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is a subsidiary of Principal Financial Services, Inc.

PERFORMANCE CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its Divisions for this Contract as if the Contract had been issued on or after the date the Mutual Fund in which the Division invests was first offered. The hypothetical performance from the date of the inception of the Mutual Fund in which the Division invests is calculated by reducing the actual performance of the underlying Mutual Fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

In addition, the Separate Account advertises the "yield" for other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.

The Separate Account also advertises the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

VOTING RIGHTS


The Company votes shares of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, American Century VP Income & Growth, American Century VP Ultra, DIP Founders Discovery Portfolio, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, INVESCO VIF Dynamics Fund, INVESCO VIF-Health Sciences Fund, INVESCO VIF-Small Company Growth Fund, INVESCO VIF-Technology Fund and Janus Aspen Series - Service Shares Aggressive Growth Portfolio held in the Separate Account at meetings of shareholders of those Mutual Funds. It follows your voting instructions if you have an investment in the corresponding Division.


The number of Mutual Fund shares in which you have a voting interest is determined by your investments in a Mutual Fund as of a "record date." The record date is set by the Mutual Fund within the requirements of the laws of the state which govern the various Mutual Funds. The number of Mutual Fund shares held in the Separate Account attributable to your interest in each Division is determined by dividing the value of your interest in that Division by the net asset value of one share of the Mutual Fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the Mutual Fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.

Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.

If the Company determines pursuant to applicable law, that Mutual Fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, then the Company may vote Mutual Fund shares held in the Separate Account in its own right.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts
Section 72 of the Code governs the income taxation of annuities in general.
o Purchase payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person's gross income.
o An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
o Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
o Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
o The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
o Annuity payments:
     o The investment in the Contract is generally the total of the purchase payments made.
     o The portion of the annuity payment that represents the amount by which the accumulated value exceeds purchase payments is taxed as ordinary income. The remainder of each annuity payment is not taxed.
     o After the purchase payment(s) in the Contract is paid out, the full amount of any annuity payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

A transfer of ownership of a Contract, or designation of an annuitant or other payee who is not also the owner, may result in a certain income or gift tax consequences to the owner. If you are contemplating any transfer or assignment of a Contract, you should contact a competent tax advisor with respect to the potential tax effects of such transactions.

Required Distributions for Non-Qualified Contracts
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
o If the person receiving payments dies on or after the annuity payment date but prior to the time the entire interest in the
     Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
o If you die prior to the annuity payment date, the entire interest in the Contract will be distributed:
o    within five years after the date of your death;  or
o as annuity payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
o If you take a distribution from the Contract before you are 59 1/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuity payment date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect by written request to receive an annuity payment option instead of a lump sum payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.

IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
o IRA - An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
o SEP-IRA - A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
o  SIMPLE-IRA - SIMPLE stands for Savings  Incentive Match Plan for Employers.
   A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code are excluded from the participant's gross income for tax purposes prior to the annuity payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.

If you are purchasing this Contract to fund a tax qualified retirement plan, you should be aware that the tax-deferred accrual feature is available with any qualified investment vehicle within a qualified plan and is NOT unique to a variable annuity. This Contract provides additional benefits such as lifetime income options, death benefit protection and guaranteed expense levels.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Code on the taxable portion of a "premature distribution." The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a "premature distribution" unless the distribution is:
o made on or after  you reach age 59 1/2;
o made to a  beneficiary  on or after your death;
o made upon your disability;
o part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
o made to pay medical expenses;
o for certain unemployment expenses;
o for first home purchases (up to $10,000); or
o for higher education expenses.

Rollover IRAs
If you receive a lump-sum distribution from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax-deferred status of the money by rolling it into a "Rollover Individual Retirement Annuity." Generally, distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60 day limit and are under age 59 1/2, you will incur a 10% IRS penalty as well as income tax expenses.

Withholding
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding  the  recipient's  election,  withholding  may  be  required  on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

Mutual Fund Diversification

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establishes standards of diversification for the investments underlying the Contracts. Under this Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Mutual Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Mutual Fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the Mutual Funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa or her representatives at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Senior Vice President.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the annuity service office. You may obtain a copy of Part C of the registration statement from the SEC, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

INDEPENDENT AUDITORS

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

CUSTOMER INQUIRIES

Your questions should be directed to: Principal Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Independent Auditors ..............................................  3

Principal Underwriter..............................................  3

Calculation of Yield and Total Return..............................  3

Taxation Under Certain Retirement Plans............................  7

Principal Life Insurance Company Separate Account B

        Report of Independent Auditors.............................  9

        Financial Statements....................................... 10

Principal Life Insurance Company

        Report of Independent Auditors............................. 37

        Consolidated Financial Statements.......................... 38

To obtain a free copy of the SAI write or telephone:

                       Principal Flexible Variable Annuity
                            Principal Financial Group
                                P.O. Box 9382
                           Des Moines, Iowa 50306-9382
                            Telephone: 1-800-852-4450


APPENDIX A

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

                                                                                                      Number of
                                                    Accumulation Unit Value                      Accumulation Units
                                                                           Outstanding
                                    Beginning             End of       Percentage of Change         End of Period
                                    of Period             Period         from Prior Period         (in thousands)

Asset Allocation Division
   Year Ended December 31

     2000                            $19.696             $19.766               0.36%                   4,505
     1999                             16.690              19.696              18.01                    3,913
     1998                             15.478              16.690               7.83                    3,762
     1997                             13.260              15.478              16.73                    3,134
     1996                             11.891              13.260              11.51                    2,264
     1995                              9.978              11.891              19.17                      912
   Period Ended December 31, 1994(1)  10.075               9.978              -0.96                      303

Balanced Division
   Year Ended December 31
     2000                             17.846              17.647              -1.12                    7,235
     1999                             17.647              17.846               1.13                    9,103
     1998                             15.966              17.647              10.53                    8,903
     1997                             13.708              15.966              16.47                    6,717
     1996                             12.270              13.708              11.72                    4,661
     1995                              9.972              12.270              23.04                    1,373
   Period Ended December 31, 1994(1)  10.266               9.972              -2.86                      370

Bond Division
   Year Ended December 31
     2000                             13.718              14.655               6.83                    6,415
     1999                             14.260              13.718              -3.80                    7,677
     1998                             13.408              14.260               6.35                    7,499
     1997                             12.275              13.408               9.23                    5,017
     1996                             12.143              12.275               1.09                    3,872
     1995                             10.064              12.143              20.66                    1,401
   Period Ended December 31, 1994(1)  10.050              10.064               0.14                      301

Capital Value Division
   Year Ended December 31
     2000                             21.888              22.084               0.90                    8,705
     1999                             23.156              21.888              -5.48                   11,634
     1998                             20.642              23.156              12.18                   11,720
     1997                             16.261              20.642              26.94                    9,320
     1996                             13.333              16.261              21.96                    6,267
     1995                             10.234              13.333              30.28                    2,232
   Period Ended December 31, 1994(1)  10.328              10.234              -0.91                      699

Equity Growth Division
   Year Ended December 31
     2000                             38.363              33.450             -12.81                   10,065
     1999                             27.815              38.363              37.92                    9,018
     1998                             23.689              27.815              17.42                    7,486
     1997                             18.340              23.689              29.17                    6,077
     1996                             14.503              18.340              26.46                    3,971
     1995                             10.184              14.503              42.41                    1,324
   Period Ended December 31, 1994(1)  10.075              10.184               1.08                      362



                                                                                                      Number of
                                                    Accumulation Unit Value                      Accumulation Units
                                                                           Outstanding
                                    Beginning             End of       Percentage of Change         End of Period
                                    of Period             Period         from Prior Period         (in thousands)
Government Securities Division
   Year Ended December 31
     2000                            $13.741             $15.118              10.02%                   7,195
     1999                             13.954              13.741              -1.53                    8,554
     1998                             13.049              13.954               6.94                    8,554
     1997                             11.969              13.049               9.02                    5,946
     1996                             11.728              11.969               2.06                    5,443
     1995                              9.973              11.728              17.60                    2,023
   Period Ended December 31, 1994(1)  10.133               9.973              -1.93                      572

Growth Division
   Year Ended December 31
     2000                             24.904              22.098             -11.27                   10,270
     1999                             21.657              24.904              14.99                   10,999
     1998                             18.070              21.657              19.85                    9,863
     1997                             14.411              18.070              25.39                    7,898
     1996                             12.970              14.411              11.11                    6,089
     1995                             10.454              12.970              24.07                    2,619
   Period Ended December 31, 1994(1)  10.336              10.454               1.14                      764

International Division
   Year Ended December 31
     2000                             19.987              18.092              -9.48                    8,208
     1999                             16.071              19.987              24.37                    7,799
     1998                             14.795              16.071               8.62                    7,866
     1997                             13.347              14.795              10.85                    7,316
     1996                             10.804              13.347              23.54                    4,797
     1995                              9.582              10.804              12.75                    2,146
   Period Ended December 31, 1994(1)   9.624               9.582              -0.43                      936

International Emerging Markets Division
   Period Ended December 31, 2000(2)  10.000               9.910              -0.90                        9

International SmallCap Division
   Year Ended December 31
     2000                             17.184              15.020             -12.59                    2,822
     1999                              8.978              17.184              91.40                    1,246
   Period Ended December 31, 1998(3)  10.000               8.978             -10.22                      419

LargeCap Growth Division
   Period Ended December 31, 2000(2)  10.000               9.593              -4.07                       34

LargeCap Growth Equity Division
   Period Ended December 31, 2000(2)  10.000               9.713              -2.87                       18

LargeCap Stock Index Division
   Year Ended December 31
     2000                             10.956               9.774             -10.79                    4,136
   Period Ended December 31, 1999(4)  10.000              10.956               9.56                    2,314

MicroCap Division
   Year Ended December 31
     2000                              7.920               8.771              10.74                      523
     1999                              8.106               7.920              -2.30                      244
   Period Ended December 31, 1998(3)  10.000               8.106             -18.94                      141




                                                                                                      Number of
                                                    Accumulation Unit Value                      Accumulation Units
                                                                           Outstanding
                                    Beginning             End of       Percentage of Change         End of Period
                                    of Period             Period         from Prior Period         (in thousands)
MidCap Division
   Year Ended December 31
     2000                            $21.351             $24.162              13.17%                   8,777
     1999                             19.125              21.351              11.64                    9,229
     1998                             18.676              19.125               2.40                   10,738
     1997                             15.405              18.676              21.23                    9,820
     1996                             12.880              15.405              19.60                    7,285
     1995                             10.108              12.880              27.42                    3,059
   Period Ended December 31, 1994(1)  10.157              10.108              -0.48                      973

MidCap Growth Division
   Year Ended December 31
     2000                             10.522              11.234               6.77                    1,539
     1999                              9.607              10.522               9.52                      746
   Period Ended December 31, 1998(3)  10.000               9.607              -3.93                      352

MidCap Growth Equity Division
   Period Ended December 31, 2000(2)  10.000               9.713              -2.87                       86

Money Market Division
   Year Ended December 31
     2000                             12.306              12.912               4.92                    5,465
     1999                             11.913              12.306               3.30                    7,145
     1998                             11.463              11.913               3.93                    4,905
     1997                             11.027              11.463               3.95                    2,752
     1996                             10.628              11.027               3.75                    2,929
     1995                             10.194              10.628               4.26                    1,370
   Period Ended December 31, 1994(1)  10.027              10.194               1.67                      702

Real Estate Division
   Year Ended December 31
     2000                              8.750              11.318              29.35                      643
     1999                              9.275               8.750              -5.66                      261
   Period Ended December 31, 1998(3)  10.000               9.275              -7.25                      195

SmallCap Division
   Year Ended December 31
     2000                             11.242               9.801             -12.82                    2,250
     1999                              7.928              11.242              41.80                    1,208
   Period Ended December 31, 1998(3)  10.000               7.928             -20.72                      459

SmallCap Growth Division
   Year Ended December 31
     2000                             19.672              16.724             -14.99                    3,535
     1999                             10.179              19.672              93.26                    1,388
   Period Ended December 31, 1998(3)  10.000              10.179               1.79                      314

SmallCap Value Division
   Year Ended December 31
     2000                             10.123              12.384              22.34                      756
     1999                              8.440              10.123              19.94                      536
   Period Ended December 31, 1998(3)  10.000               8.440             -15.60                      306

Utilities Division
   Year Ended December 31
     2000                             11.581              13.631              17.70                    2,253
     1999                             11.464              11.581               1.02                    1,670
   Period Ended December 31, 1998(3)  10.000              11.464              14.64                      639




                                                                                                      Number of
                                                    Accumulation Unit Value                      Accumulation Units
                                                                           Outstanding
                                     Beginning             End of       Percentage of Change         End of Period
                                     of Period             Period         from Prior Period         (in thousands)
AIM V.I. Growth Division
   Year Ended December 31
     2000                             $12.256             $ 9.624             -21.48%                   4,277
   Period Ended December 31, 1999(4)   10.000              12.256              22.56                      968

AIM V.I. Growth and Income Division
   Year Ended December 31
     2000                              12.101              10.211             -15.62                    4,586
   Period Ended December 31, 1999(4)   10.000              12.101              21.01                    1,494

AIM V.I. Value Division
   Year Ended December 31
     2000                              11.553               9.738             -15.71                    3,486
   Period Ended December 31, 1999(4)   10.000              11.553              15.53                    1,149

Fidelity VIP II Contrafund Division
   Year Ended December 31
     2000                              11.294              10.405              -7.87                    3,917
   Period Ended December 31, 1999(4)   10.000              11.294              12.94                    1,436

Fidelity VIP Growth Division
   Year Ended December 31
     2000                              12.108              10.635             -12.17                    4,837
   Period Ended December 31, 1999(4)   10.000              12.108              21.08                    1,441

Janus Aspen Aggressive Growth Division
   Period Ended December 31, 2000(2)   10.000               9.329              -6.71                       70


(1)  Commenced operations on June 16, 1994.
(2)  Commenced operations on November 24, 2000.
(3)  Commenced operations on May 1, 1998.
(4)  Commenced operations on July 30, 1999.




                                                                                                      Number of
                                                    Accumulation Unit Value                      Accumulation Units
                                                                           Outstanding
                                    Beginning             End of       Percentage of Change         End of Period
                                    of Period             Period         from Prior Period         (in thousands)

Asset Allocation Division
   Period Ended December 31, 2000(1)    $19.631             $19.754               0.63%                      16

Balanced Division
   Period Ended December 31, 2000(1)     17.485              17.637               0.87                        6

Bond Division
   Period Ended December 31, 2000(1)     14.225              14.647               2.97                       12

Capital Value Division
   Period Ended December 31, 2000(1)     20.967              22.072               5.27                       10

Equity Growth Division
   Period Ended December 31, 2000(1)     35.430              33.431              -5.64                       14

Government Securities Division
   Period Ended December 31, 2000(1)     14.739              15.109               2.51                       23

Growth Division
   Period Ended December 31, 2000(1)     23.356              22.086              -5.44                       16

International Division
   Period Ended December 31, 2000(1)     17.028              18.082               6.19                       22

International Emerging Markets Division
   Period Ended December 31, 2000(1)     10.000               9.904              -0.96                       10

International SmallCap Division
   Period Ended December 31, 2000(1)     14.559              15.011               3.10                       25

LargeCap Growth Division
   Period Ended December 31, 2000(1)     10.000               9.588              -4.12                       25

LargeCap Growth Equity Division
   Period Ended December 31, 2000(1)     10.000               9.708              -2.92                       17

LargeCap Stock Index Division
   Period Ended December 31, 2000(1)     9.939                9.769              -1.71                       16

MicroCap Division
   Period Ended December 31, 2000(1)     8.539                8.766               2.66                        1

MidCap Division
   Period Ended December 31, 2000(1)     22.631              24.148               6.70                        8

MidCap Growth Division
   Period Ended December 31, 2000(1)     10.932              11.228               2.71                       10



                                                                                                      Number of
                                                    Accumulation Unit Value                      Accumulation Units
                                                                           Outstanding
                                    Beginning             End of       Percentage of Change         End of Period
                                    of Period             Period         from Prior Period         (in thousands)
MidCap Growth Equity Division
   Period Ended December 31, 2000(1)    $10.000             $ 9.708              -2.92%                      13

Money Market Division
   Period Ended December 31, 2000(1)    12.851              12.905                0.42                      534

Real Estate Division
   Period Ended December 31, 2000(1)    10.520              11.312                7.53                       10

SmallCap Division
   Period Ended December 31, 2000(1)     9.961               9.795               -1.67                        8

SmallCap Growth Division
   Period Ended December 31, 2000(1)    16.727              16.715               -0.07                       22

SmallCap Value Division
   Period Ended December 31, 2000(1)    11.303              12.377                9.50                        3

Utilities Division
   Period Ended December 31, 2000(1)    12.984              13.624                4.93                       16

AIM V.I. Growth Division
   Period Ended December 31, 2000(1)    9.819               9.619                -2.04                       25

AIM V.I. Growth and Income Division
   Period Ended December 31, 2000(1)    10.446              10.205               -2.31                       46

AIM V.I. Value Division
   Period Ended December 31, 2000(1)    9.810               9.733                -0.78                       21

Fidelity VIP II Contrafund Division
   Period Ended December 31, 2000(1)    10.228              10.399                1.67                       14

Fidelity VIP Growth Division
   Period Ended December 31, 2000(1)    11.022              10.629               -3.57                       27

Janus Aspen Aggressive Growth Division
   Period Ended December 31, 2000(1)    10.000               9.324               -6.76                       21


(1)  Commenced operations on November 24, 2000.



                                     PART B

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT





                       Statement of Additional Information


                                dated May 1, 2001


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Flexible Variable Annuity (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2001.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:



                                Variable Annuity
                          The Principal Financial Group
                                                             P.O. Box 9382
                           Des Moines Iowa 50306-9382
                            Telephone: 1-800-852-4450




                                TABLE OF CONTENTS


Independent Auditors ..................................................... 3

Principal Underwriter..................................................... 3

Calculation of Yield and Total Return..................................... 3

Taxation Under Certain Retirement Plans................................... 7

Principal Life Insurance Company Separate Account B

        Report of Independent Auditors.................................... 9

        Financial Statements..............................................10

Principal Life Insurance Company

        Report of Independent Auditors....................................37

        Consolidated Financial Statements.................................38








INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Life Insurance Company Separate Account B and Principal Life Insurance Company and perform audit and accounting services for Separate Account B and Principal Life Insurance Company.

PRINCIPAL UNDERWRITER

Princor Financial Services Corporation ("Princor") is the principal underwriter of the Contract. Princor is a subsidiary of Principal Financial Services, Inc. The Contract's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:


      2000                         1999                       1998
received/retained            received/retained          received/retained
-----------------            -----------------          -----------------
 $14,747,326/$0               $11,907,807/$0             $13,284,014/$0


CALCULATION OF YIELD AND TOTAL RETURN

The  Separate  Account  may  publish   advertisements   containing   information
(including graphs, charts, tables and examples) about the performance of one or more of its Divisions.

The Contract was not offered prior to June 16, 1994. However, the Divisions invest in Accounts of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund, and Fidelity Variable Income Products Fund II. Effective June 12, 2000 the Principal Variable Contracts Fund, Inc. Stock Index 500 Account changed its name to the LargeCap Stock Index Account. Effective January 1, 1998 the Mutual Funds which correspond to Accounts of the Principal Variable Contracts Fund, Inc. were reorganized as follows:



      Old Mutual Fund Name                         New Corresponding Name
      --------------------                         ----------------------
                                         Principal Variable Contracts Fund, Inc.
Principal Aggressive Growth Fund, Inc.        Aggressive Growth Account
Principal Asset Allocation Fund, Inc.         Asset Allocation Account
Principal Balanced Fund, Inc.                 Balanced Account
Principal Bond Fund, Inc.                     Bond Account
Principal Capital Accumulation Fund, Inc.     Capital Value Account
Principal Emerging Growth Fund, Inc.          MidCap Account
Principal Government Securities Fund, Inc.    Government Securities Account
Principal Growth Fund, Inc.                   Growth Account
Principal Money Market Fund, Inc.             Money Market Account
Principal World Fund, Inc.                    International Account


The Aggressive Growth Account changed its name to the Equity Growth Account on May 1, 2001.


These Accounts, along with AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund and Fidelity VIP Growth Portfolio Service Class, were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Mutual Fund in which such Division invests was first offered. Because Service Class shares for the Fidelity VIP Growth Division were not offered until November 3, 1997, performance shown for periods prior to that date represent the historical results of Initial Class shares and do not include the effects of the Service Class' higher annual fees and expenses. Service Shares of the Janus Aspen Series were first offered on December 31, 1999. Performance shown for periods prior to December 31, 1999, reflects performance of a different class of shares (the Institutional Shares) restated based on the Service Shares' estimated fees and expenses including the Service Shares' .25% 12b-1 fee and ignoring any fee and expense limitations. The hypothetical performance from the date of inception of the Mutual Fund in which the Division invests is derived by reducing the actual performance of the underlying Mutual Fund by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2000, the 7-day annualized and effective yields were 4.83% and 4.94% respectively for Contracts without a surrender charge and -1.17% and -1.06%, respectively, for Contracts subject to a surrender charge.


In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a surrender charge which, if included, would reduce the "yield."

Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures for its Divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2000 assuming the Contract had been offered as of the effective dates of the underlying Mutual Funds in which the Divisions invest:

                 Contract without purchase payment credit rider

                                                  With Surrender Charge                       Without Surrender Charge


           Division                     One Year       Five Year       Ten Year       One Year       Five Year       Ten Year
           ------------------------------------------------------------------------------------------------------------------
Aggressive Growth Division               (18.86)%         17.86%        20.10%(1)      (12.86)%         18.17%         20.10%(1)
Asset Allocation Division                 (5.70)          10.27         10.87(1)        (0.30)          10.67          10.87(1)
Balanced Division                         (7.17)           7.06         10.70           (1.17)           7.51          10.70
Bond Division                              0.77            3.28          6.68            6.77            3.80           6.68
Capital Value Division                    (5.16)          10.19         12.90            0.84           10.59          12.90
Government Securities Division             3.97            4.68          6.54            9.97            5.18           6.54
Growth Division                          (17.32)          10.83         12.60(2)       (11.32)          11.22          12.60(2)
International Division                   (15.54)          10.43          9.26(2)        (9.54)          10.84           9.26(2)
International Emerging Markets Division  (12.41)(3)        N/A           N/A            (6.41)(3)        N/A            N/A
International SmallCap Division          (18.65)          14.51(4)       N/A           (12.65)          15.99(4)        N/A
LargeCap Growth Division                 (19.14)           4.78(5)       N/A           (13.14)           8.24(5)        N/A
LargeCap Growth Equity Division          (28.43)(3)        N/A           N/A           (22.43)(3)        N/A            N/A
LargeCap Stock Index Division            (16.84)          (5.97) (5)     N/A           (10.84)          (2.26)(5)       N/A
MicroCap Division                          4.69           (7.00) (4)     N/A            10.69           (4.92) (4)      N/A
MidCap Division                            7.11           13.02         17.01           13.11           13.38          17.01
MidCap Growth Division                     0.71            2.44 (4)      N/A             6.71            4.21(4)        N/A
MidCap Growth Equity Division            (24.94)(3)        N/A           N/A           (18.94)(3)        N/A            N/A
MidCap Value Division                     23.34           19.96(5)       N/A            29.34           23.13(5)        N/A
Money Market Division                     (1.35)           3.42          3.44            4.65            3.94           3.44
Real Estate Division                      23.29            2.90 (4)      N/A            29.29            4.66 (4)       N/A
SmallCap Division                        (18.88)          (2.96)(4)      N/A           (12.88)          (1.02)(4)       N/A
SmallCap Growth Division                 (21.04)          19.99(4)       N/A           (15.04)          21.36(4)        N/A
SmallCap Value Division                   16.28            6.54 (4)      N/A            22.28            8.21 (4)       N/A
Utilities Division                        11.64           10.61(4)       N/A            17.64           12.18(4)        N/A
AIM V.I. Growth Division                 (27.53)          14.85         14.66(6)       (21.53)          15.20          14.66(6)
AIM V.I. Growth and Income Division      (21.67)          15.37         16.18(2)       (15.67)          15.70          16.18(2)
AIM V.I. Value Division                  (21.76)          14.06         15.84(6)       (15.76)          14.42          15.84(6)
American Century VP Income &
        Growth Division                  (17.79)           9.59(7)       N/A           (11.79)          10.62(7)        N/A
DIP Founders Discovery Division          (20.16)         (10.24)(8)      N/A           (14.16)          (4.47)(8)       N/A
Fidelity VIP II Contrafund Division      (13.93)          15.94         20.11(9)        (7.93)          16.27          20.24(9)
Fidelity VIP Growth Division             (18.23)          17.43         18.49          (12.23)          17.74          18.49
INVESCO VIF Dynamics Division            (10.81)          17.85(10)      N/A            (4.81)          18.66(10)       N/A
INVESCO VIF Health Sciences Division      22.86           21.52(10)      N/A            28.86           22.18(10)       N/A
INVESCO VIF Small Company Growth Division(22.10)          18.26(10)      N/A           (16.10)          19.06(10)       N/A
INVESCO VIF Technology Division          (30.43)          31.53(11)      N/A           (24.43)          32.07(11)       N/A
Janus Aspen Aggressive Growth Division   (38.68)          18.09         20.62(12)      (32.68)          18.39          20.62(12)

 (1) Partial period beginning June 1, 1994.
 (2) Partial period beginning May 2, 1994.
 (3) Partial period beginning October 24, 2000.
 (4) Partial period beginning May 1, 1998.
 (5) Partial period beginning May 3, 1999.
 (6) Partial period beginning May 5, 1993.
 (7) Partial period beginning October 31, 1997.
 (8) Partial period beginning December 15, 1999.
 (9) Partial period beginning January 31, 1995.
(10) Partial period beginning August 25, 1997.
(11) Partial period beginning May 21, 1997.
(12) Partial period beginning September 13, 1993.

                   Contract with purchase payment credit rider



                                                  With Surrender Charge                       Without Surrender Charge


           Division                     One Year       Five Year       Ten Year       One Year       Five Year       Ten Year
           ------------------------------------------------------------------------------------------------------------------
Aggressive Growth Division               (21.38)%         16.82%        19.15%(1)      (13.38)%         17.46%         19.38%(1)
Asset Allocation Division                 (8.30)           9.18          9.85(1)        (0.30)          10.01          10.20(1)
Balanced Division                         (9.76)           5.93         10.04           (1.76)           6.87          10.04
Bond Division                             (1.86)           2.10          6.04            6.14            3.18           6.04
Capital Value Division                    (7.76)           9.10         12.23            0.24            9.93          12.23
Government Securities Division             1.31            3.52          5.90            9.31            4.55           5.90
Growth Division                          (19.77)           9.76         11.62(2)       (11.77)          10.57          11.94(2)
International Division                   (18.08)           9.35          8.23(2)       (10.08)          10.17           8.61(2)
International Emerging Markets Division  (14.51)(3)        N/A           N/A            (6.51)(3)        N/A            N/A
International SmallCap Division          (21.18)          12.89(4)       N/A           (13.18)          15.30(4)        N/A
LargeCap Growth Division                 (21.66)           2.95(5)       N/A           (13.66)           7.60(5)        N/A
LargeCap Growth Equity Division          (30.52)(3)        N/A           N/A           (22.52)(3)        N/A            N/A
LargeCap Stock Index Division            (19.38)          (7.83) (5)     N/A           (11.38)          (2.85)(5)       N/A
MicroCap Division                          2.03           (8.89) (4)     N/A            10.03           (5.49) (4)      N/A
MidCap Division                            4.44           11.95         16.31           12.44           12.70          16.31
MidCap Growth Division                    (1.93)           0.69 (4)      N/A             6.07            3.59(4)        N/A
MidCap Growth Equity Division            (27.03)(3)        N/A           N/A           (19.03)(3)        N/A            N/A
MidCap Value Division                     20.56           18.13(5)       N/A            28.56           22.39(5)        N/A
Money Market Division                     (3.98)           2.24          2.82            4.02            3.31           2.82
Real Estate Division                      20.52            1.16 (4)      N/A            28.52            4.03 (4)       N/A
SmallCap Division                        (21.40)          (4.78)(4)      N/A           (13.40)          (1.61)(4)       N/A
SmallCap Growth Division                 (23.55)          18.40(4)       N/A           (15.55)          20.63(4)        N/A
SmallCap Value Division                   13.55            4.85 (4)      N/A            21.55            7.56 (4)       N/A
Utilities Division                         8.94            8.96(4)       N/A            16.94           11.51(4)        N/A
AIM V.I. Growth Division                 (30.00)          13.80         13.81(6)       (22.00)          14.51          13.97(6)
AIM V.I. Growth and Income Division      (24.18)          14.32         15.22(2)       (16.18)          15.01          15.48(2)
AIM V.I. Value Division                  (24.27)          13.01         15.00(6)       (16.27)          13.73          15.15(6)
American Century VP Income &
        Growth Division                  (20.32)           8.12(7)       N/A           (12.32)           9.96(7)        N/A
DIP Founders Discovery Division          (22.68)         (12.74)(8)      N/A           (14.68)          (5.04)(8)       N/A
Fidelity VIP II Contrafund Division      (16.48)          14.91         19.18(9)        (8.48)          15.59          19.53(9)
Fidelity VIP Growth Division             (20.75)          16.40         17.79          (12.75)          17.04          17.79
INVESCO VIF Dynamics Division            (13.38)          16.51(10)      N/A            (5.38)          17.95(10)       N/A
INVESCO VIF Health Sciences Division      20.09           20.27(10)      N/A            28.09           21.45(10)       N/A
INVESCO VIF Small Company Growth Division(24.60)          16.92(10)      N/A           (16.60)          18.35(10)       N/A
INVESCO VIF Technology Division          (32.88)          30.32(11)      N/A           (24.88)          31.28(11)       N/A
Janus Aspen Aggressive Growth Division   (41.08)          17.07         19.78(12)      (33.08)          17.70          19.91(12)

 (1) Partial period beginning June 1, 1994.
 (2) Partial period beginning May 2, 1994.
 (3) Partial period beginning October 24, 2000.
 (4) Partial period beginning May 1, 1998.
 (5) Partial period beginning May 3, 1999.
 (6) Partial period beginning May 5, 1993.
 (7) Partial period beginning October 31, 1997.
 (8) Partial period beginning December 15, 1999.
 (9) Partial period beginning January 31, 1995.
(10) Partial period beginning August 25, 1997.
(11) Partial period beginning May 21, 1997.
(12) Partial period beginning September 13, 1993.


TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES


Purchase Payments. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Individuals may make deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation. Such individuals may establish an IRA for a spouse who makes no contribution to an IRA for the tax year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustments) exceeds the cut-off point ($43,000 for unmarried, $63,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000, and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000. Individuals whose spouse is an active participant in other retirement plans and whose combined adjusted gross income exceeds the cutoff point of $150,000 by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts.


An individual may make non-deductible IRA contributions to the extent of the excess of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.


Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS


Purchase Payments. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $25,500 or 15% of the employee's earned income. Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan ("SAR/SEP") on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $10,500 or 15% of the employee's earned income in 2001, which is indexed for inflation. Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.


Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.
-----------------------

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)


Purchase Payments. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a Simple IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. These salary reduction contributions may not exceed $6,500 in 2001, which is indexed for inflation. Total salary reduction contributions are limited to $10,500 per year for any employee who makes salary reduction contributions to more than one plan. Employers are required to contribute to the SIMPLE IRA, which contributions may not exceed the lesser of: (1) The amount of salary deferred by the employee, (2) 3% of the employee's compensation, or (3) $6,500, if the employer contributes on a matching basis; or the lesser of: (1) 2% of the employee's compensation, or (2) $3,400, if the employer makes non-elective contributions. An employer may not make contributions to both a SIMPLE IRA and another retirement plan for the same calendar year.


Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.
-----------------------

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

Purchase  Payments.  Under  Section  408A  of the  Code,  Individuals  may  make nondeductible contributions to Roth IRA contracts up to $2,000. This contribution amount must be reduced by the amount of any contributions made to other IRAs for the benefit of the Roth IRA owner. The maximum $2,000 contribution is phased out for single taxpayers with adjusted gross income between $95,000 and $110,000 and for joint filers with adjusted gross income between $150,000 and $160,000. If taxable income is recognized on the regular IRA, an IRA owner with adjusted gross income of less than $100,000 may convert a regular IRA into a Roth IRA. If the conversion is made in 1999, IRA income recognized may be spread over four years. Otherwise, all IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner's death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59 1/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.


                         Report of Independent Auditors


Board of Directors and Participants
Principal Life Insurance Company


We have audited the accompanying individual and combined statements of net assets of Principal Life Insurance Company Separate Account B [comprised of the Aggressive Growth, AIM V.I. Growth, AIM V.I. Growth and Income, AIM V.I. Value, American Century VP Income & Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Fidelity VIP II Contrafund, Fidelity VIP Growth, Government Securities, Growth, International, International Emerging Markets, International SmallCap, Janus Aspen Aggressive Growth, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index (formerly Stock Index 500), MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, Small Cap Growth, SmallCap Value, Templeton Growth Securities (formerly Templeton VP Stock), and Utilities Divisions] as of December 31, 2000, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended, except for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



Des Moines, Iowa
February 9, 2001



                            Principal Life Insurance
                           Company Separate Account B

                            Statements of Net Assets

                                December 31, 2000


Assets
Investments:
   Aggressive Growth Division:
     Aggressive Growth Account - 16,550,453 shares at net asset value of $20.37 per
       share (cost - $298,851,796)                                                        $   337,132,729
   AIM V.I. Growth Division:
     AIM V.I. Growth Fund - 1,668,348 shares at net asset value of $24.82 per share
       (cost - $53,270,898)                                                                    41,408,398
   AIM V.I. Growth and Income Division:
     AIM V.I. Growth and Income Fund - 1,805,882 shares at net asset value of
       $26.19 per share (cost - $54,286,341)                                                   47,296,056
   AIM V.I. Value Division:
     AIM V.I. Value Fund - 1,250,637 shares at net asset value of $27.31 per share
       (cost - $40,249,983)                                                                    34,154,897
   American Century VP Income & Growth Division:
     American Century Variable Portfolios Inc.: VP Income & Growth - 185,015 shares at
       net asset value of $7.11 per share (cost - $1,424,406)                                   1,315,459
   Asset Allocation Division:
     Asset Allocation Account - 7,434,232 shares at net asset value of $12.02 per
       share (cost - $90,598,689)                                                              89,359,474
   Balanced Division:
     Balanced Account - 10,086,869 shares at net asset value of $15.43 per share (cost
       - $154,054,969)                                                                        155,640,385
   Blue Chip Division:
     Blue  Chip  Account - 99,338  shares at net asset  value of $9.22 per share
       (cost -  $982,963)                                                                         915,895
   Bond Division:
     Bond Account - 9,095,750 shares at net asset value of $11.78 per share (cost -
       $106,731,841)                                                                          107,147,938
   Capital Value Division:
     Capital Value Account - 8,262,488 shares at net asset value of $30.72 per share
       (cost - $258,004,362)                                                                  253,823,599
   Fidelity VIP II Contrafund Division:
     Fidelity Variable Insurance Products Fund II: Fidelity VIP II Contrafund
       Portfolio -1,727,884 shares at net asset value of $23.67 per share (cost -              40,899,024
       $44,442,927)
   Fidelity VIP Growth Division:
     Fidelity Variable Insurance Products Fund: Fidelity VIP Growth Portfolio
       -1,189,069 shares at net asset value of $43.50 per share (cost - $59,597,291)           51,724,508
   Government Securities Division:
     Government Securities Account 10,815,409 shares at net asset value of $11.43 per
       share (cost - $115,847,432)                                                            123,620,122



See accompanying notes.



Assets (continued)
Investments (continued):
   Growth Division:
     Growth Account - 17,044,589 shares at net asset value of $16.43 per share (cost -
       $282,069,655)                                                                      $   280,042,601
   International Division:
     International Account - 12,452,541 shares at net asset value of $13.90 per share
       (cost - $168,761,352)                                                                  173,090,303
   International Emerging Markets Division:
     International Emerging Markets Account - 20,382 shares at net asset value of
       $9.37 per share (cost - $194,275)                                                          190,983
   International SmallCap Division:
     International SmallCap Account - 3,082,256 shares at net asset value of $13.87
       per share (cost - $48,555,704)                                                          42,750,891
   Janus Aspen Aggressive Growth Division:
     Janus Aspen Aggressive Growth Portfolio Service Shares - 23,686 shares at net
       asset value of $35.97 per share (cost - $866,767)                                          851,981
   LargeCap Growth Division:
     LargeCap Growth Account - 133,808 shares at net asset value of $11.67 per share
       (cost - $1,705,756)                                                                      1,561,536
   LargeCap Growth Equity Division:
     LargeCap Growth Equity Account - 43,722 shares at net asset value of $7.78 per
       share (cost - $344,688)                                                                    340,153
   LargeCap Stock Index Division:
     LargeCap Stock Index Account - 4,708,086 shares at net asset value of $9.52 per
       share (cost - $47,670,710)                                                              44,820,977
   MicroCap Division:
     MicroCap Account - 510,919 shares at net asset value of $9.00 per share (cost -
       $4,443,041)                                                                              4,598,275
   MidCap Division:
     MidCap Account - 7,233,629 shares at net asset value of $34.47 per share (cost -
       $222,395,744)                                                                          249,343,200
   MidCap Growth Division:
     MidCap Growth Account - 1,699,373 shares at net asset value of $10.46 per share
       (cost - $17,735,453)                                                                    17,775,450
   MidCap Growth Equity Division:
     MidCap Growth Equity Account - 118,682 shares at net asset value of $8.13 per
       share (cost - $979,075)                                                                    964,882
   MidCap Value Division:
     MidCap Value Account - 36,806 shares at net asset value of $12.57 per share
       (cost - $403,388)                                                                          462,653



                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Net Assets (continued)

                                December 31, 2000




Assets (continued)
Investments (continued):
   Money Market Division:
     Money Market Account - 96,106,383 shares at net asset value of $1.00 per share
       (cost - $96,106,383)                                                              $     96,106,383
   Real Estate Division:
     Real Estate Account - 717,801 shares at net asset value of $10.29 per share (cost
       - $6,892,855)                                                                            7,386,177
   SmallCap Division:
     SmallCap Account - 2,926,201 shares at net asset value of $7.83 per share (cost -
       $27,925,085)                                                                            22,912,158
   SmallCap Growth Division:
     SmallCap Growth Account - 3,848,235 shares at net asset value of $15.59 per share
       (cost - $68,477,007)                                                                    59,993,974
   SmallCap Value Division:
     SmallCap Value Account - 833,932 shares at net asset value of $11.26 per share
       (cost - $7,818,915)                                                                      9,390,080
   Templeton Growth Securities Division:
     Franklin Templeton Variable Insurance Products Series Trust:
       Templeton Growth Securities Fund Class 2 - 37,261 shares at net asset value of
         $13.70 per share (cost - $484,205)                                                       510,476
   Utilities Division:
     Utilities Account - 2,487,995 shares at net asset value of $12.43 per share (cost
       - $27,442,481)                                                                          30,925,782
                                                                                       --------------------
                                                                                       --------------------
Combined net assets                                                                        $2,328,457,399
                                                                                       ====================



See accompanying notes.


                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Net Assets (continued)

                                December 31, 2000



                                                                                 Unit
                                                                   Units        Value
                                                              ---------------------------
                                                              ---------------------------
Net assets are represented by:
   Aggressive Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                             10,064,518     $33.45   $   336,666,347
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        13,951      33.43           466,382
                                                                                        -------------------
                                                                                        -------------------

   AIM V.I. Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                              4,277,118       9.62        41,163,559
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        25,451       9.62           244,839
                                                                                        -------------------
                                                                                        -------------------

   AIM V.I. Growth and Income Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                              4,586,163      10.21        46,828,550
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        45,789      10.21           467,506
                                                                                        -------------------
                                                                                        -------------------

   AIM V.I. Value Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                              3,486,133       9.74        33,947,959
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        21,268       9.73           206,938
                                                                                        -------------------
                                                                                        -------------------

   American Century VP Income & Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                            133,602       9.85         1,315,459

   Asset Allocation Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                              4,504,686      19.77        89,037,154
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        16,320      19.75           322,320
                                                                                        -------------------
                                                                                        -------------------

   Balanced Division:
     Contracts in accumulation period:
       Personal Variable                                           2,448,116       1.79         4,387,889
       Premier Variable                                           12,915,226       1.82        23,467,656
       The Principal Variable Annuity                              7,234,752      17.65       127,675,825
       The Principal Variable Annuity with Purchase Credit
         Rider                                                         6,180      17.64           109,015
                                                                                        -------------------
                                                                                              155,640,385


See accompanying notes.





                                                                                 Unit
                                                                   Units        Value
                                                              ---------------------------
                                                              ---------------------------
Net assets are represented by (continued):
   Blue Chip Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                            100,856    $  9.08 $          915,895

   Bond Division:
     Contracts in accumulation period:
       Personal Variable                                             803,624       1.53          1,231,002
       Premier Variable                                            6,222,180       1.55          9,651,750
       Principal Freedom Variable Annuity                            199,360      10.41          2,075,745
       The Principal Variable Annuity                              6,414,545      14.66         94,008,660
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        12,340      14.65            180,781
                                                                                        -------------------
                                                                                        -------------------

   Capital Value Division:
     Currently payable annuity contracts:
       Bankers Flexible Annuity                                        2,995      30.51             91,353
       Pension Builder Plus - Rollover IRA                            47,780       6.24            298,338
                                                                                        -------------------
                                                                                                   389,691
     Contracts in accumulation period:
       Bankers Flexible Annuity                                      160,453      30.51          4,896,990
       Pension Builder Plus                                          815,909       5.58          4,551,309
       Pension Builder Plus - Rollover IRA                           125,732       6.24            784,719
       Personal Variable                                           3,097,741       2.56          7,929,783
       Premier Variable                                           15,798,061       2.61         41,199,868
       Principal Freedom Variable Annuity                            178,353       8.99          1,602,863
       The Principal Variable Annuity                              8,704,614      22.08        192,237,281
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        10,471      22.07            231,095
                                                                                        -------------------
                                                                                               253,433,908
                                                                                        -------------------
                                                                                        -------------------
                                                                                               253,823,599
   Fidelity VIP II Contrafund Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                              3,917,054      10.41         40,756,222
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        13,731      10.40            142,802
                                                                                        -------------------
                                                                                        -------------------

   Fidelity VIP Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                              4,836,939      10.63         51,438,263
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        26,928      10.63            286,245
                                                                                        -------------------
                                                                                        -------------------




                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Net Assets (continued)

                                December 31, 2000



                                                                                 Unit
                                                                   Units        Value
                                                              ---------------------------
                                                              ---------------------------
Net assets are represented by (continued):
   Government Securities Division:
     Contracts in accumulation period:
       Pension Builder Plus                                          259,932    $  2.33 $            605,558
       Pension Builder Plus - Rollover IRA                            25,415       2.51             63,814
       Personal Variable                                           1,849,057       1.67          3,088,710
       Premier Variable                                            6,314,216       1.70         10,734,931
       The Principal Variable Annuity                              7,195,325      15.12        108,780,259
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        22,955      15.11            346,850
                                                                                        -------------------
                                                                                        -------------------
                                                                                               123,620,122
   Growth Division:
     Contracts in accumulation period:
       Personal Variable                                           2,804,714       2.20          6,160,783
       Premier Variable                                           20,920,971       2.23         46,563,219
       The Principal Variable Annuity                             10,270,391      22.10        226,967,989
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        15,875      22.09            350,610
                                                                                        -------------------
                                                                                        -------------------
                                                                                               280,042,601
   International Division:
     Contracts in accumulation period:
       Personal Variable                                           1,683,075       1.88          3,163,184
       Premier Variable                                           10,572,934       1.90         20,121,631
       Principal Freedom Variable Annuity                             86,313      10.62            916,185
       The Principal Variable Annuity                              8,207,758      18.09        148,497,302
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        21,679      18.08            392,001
                                                                                        -------------------
                                                                                        -------------------
                                                                                               173,090,303
   International Emerging Markets Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                  9,349       9.91            92,676
       The Principal Variable Annuity with Purchase Credit
         Rider                                                         9,930       9.90            98,307
                                                                                        -------------------
                                                                                        -------------------

   International SmallCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                              2,821,774      15.02        42,382,005
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        24,574      15.01           368,886
                                                                                        -------------------
                                                                                        -------------------




See accompanying notes.



                                                                                 Unit
                                                                   Units        Value
                                                              ---------------------------
                                                              ---------------------------
Net assets are represented by (continued):
   Janus Aspen Aggressive Growth Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                 70,229    $  9.33 $          655,226
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        21,111       9.32           196,755
                                                                                        -------------------
                                                                                        -------------------

   LargeCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                             86,318      11.59         1,000,095
       The Principal Variable Annuity                                 34,014       9.59           326,237
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        24,526       9.59           235,204
                                                                                        -------------------

   LargeCap Growth Equity Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                 18,248       9.71           177,200
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        16,782       9.71           162,953
                                                                                        -------------------
                                                                                        -------------------

   LargeCap Stock Index Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                            430,996       9.84         4,240,629
       The Principal Variable Annuity                              4,135,877       9.77        40,424,419
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        15,960       9.77           155,929
                                                                                        -------------------
                                                                                               44,820,977
   MicroCap Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                523,326       8.77         4,589,867
       The Principal Variable Annuity with Purchase Credit
         Rider                                                           959       8.77             8,408
                                                                                        -------------------
                                                                                        -------------------

   MidCap Division:
     Contracts in accumulation period:
       Personal Variable                                           1,978,686       2.46         4,864,407
       Premier Variable                                           12,724,054       2.49        31,708,854
       Principal Freedom Variable Annuity                             41,097      12.43           510,941
       The Principal Variable Annuity                              8,777,354      24.16       212,070,459
       The Principal Variable Annuity with Purchase Credit
         Rider                                                         7,807      24.15           188,539
                                                                                        -------------------
                                                                                              249,343,200





                            Principal Life Insurance
                           Company Separate Account B

                      Statements of Net Assets (continued)

                                December 31, 2000



                                                                                 Unit
                                                                   Units        Value
                                                              ---------------------------
                                                              ---------------------------
Net assets are represented by (continued):
   MidCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                             30,867     $12.10 $          373,353
       The Principal Variable Annuity                              1,538,873      11.23        17,287,222
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        10,231      11.23           114,875
                                                                                        -------------------
                                                                                               17,775,450
MidCap Growth Equity Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                 86,326       9.71           838,438
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        13,022       9.71           126,444
                                                                                        -------------------
                                                                                        -------------------

   MidCap Value Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                             31,795      14.55           462,653

   Money Market Division:
     Contracts in accumulation period:
       Pension Builder Plus                                          327,518       2.11           689,609
       Pension Builder Plus - Rollover IRA                             5,048       2.23            11,253
       Personal Variable                                           1,679,562       1.40         2,351,371
       Premier Variable                                           10,369,055       1.43        14,790,736
       Principal Freedom Variable Annuity                             86,884      10.78           936,583
       The Principal Variable Annuity                              5,464,836      12.91        70,443,817
       The Principal Variable Annuity with Purchase Credit
         Rider                                                       533,567      12.90         6,883,014
                                                                                        -------------------
                                                                                               96,106,383
   Real Estate Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                642,519      11.32         7,271,844
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        10,109      11.31           114,333
                                                                                        -------------------
                                                                                        -------------------

   SmallCap Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                             64,754      12.07           781,485
       The Principal Variable Annuity                              2,250,231       9.80        22,053,891
       The Principal Variable Annuity with Purchase Credit
         Rider                                                         7,835       9.80            76,782
                                                                                        -------------------
                                                                                               22,912,158


See accompanying notes.





                                                                                 Unit
                                                                   Units        Value
                                                              ---------------------------
                                                              ---------------------------
Net assets are represented by (continued):
   SmallCap Growth Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                             35,240     $14.66 $          516,724
       The Principal Variable Annuity                              3,534,597      16.72        59,111,234
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        21,904      16.71           366,016
                                                                                        -------------------
                                                                                               59,993,974
   SmallCap Value Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                                755,732      12.38         9,358,890
       The Principal Variable Annuity with Purchase Credit
         Rider                                                         2,520      12.38            31,190
                                                                                        -------------------
                                                                                        -------------------

   Templeton Growth Securities Division:
     Contracts in accumulation period:
       Principal Freedom Variable Annuity                             42,183      12.10           510,476

   Utilities Division:
     Contracts in accumulation period:
       The Principal Variable Annuity                              2,253,142      13.63        30,709,265
       The Principal Variable Annuity with Purchase Credit
         Rider                                                        15,897      13.62           216,517
                                                                                        -------------------

                                                                                        ===================
                                                                                        -------------------
Combined net assets                                                                        $2,328,457,399
                                                                                        ===================




                        Principal Life Insurance Company
                               Separate Account B

                            Statements of Operations

                          Year ended December 31, 2000




                                                                                        AIM V.I.
                                                        Aggressive   AIM V.I. Growth   Growth and   AIM V.I. Value
                                                          Growth         Division        Income        Division
                           Combined Division Division
                                      ------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------
Investment income (loss)
Income:
   Dividends                            $   15,300,023$   $        -      $     3,949 $      63,900  $      42,694
   Capital gains distributions             163,668,493      12,065,509      1,368,340     1,376,837      1,487,363
                                      ------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------
Total income                               178,968,516      12,065,509      1,372,289     1,440,737      1,530,057

Expenses:
   Mortality and expense risks              27,280,641       4,678,846        454,723       502,631        383,308
   Separate account rider charges                2,158              94             34            97             33
   Administration charges                      756,787         209,690          5,611         5,316          4,022
   Contingent sales charges                  3,375,758         589,491         43,077        43,804         31,887
                                      ------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------
                                            31,415,344       5,478,121        503,445       551,848        419,250
                                      ------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------
Net investment income (loss)               147,553,172       6,587,388        868,844       888,889      1,110,807

Realized and unrealized gains
(losses) on investments
Net realized gains (losses) on
   investments                               7,122,506       2,428,024       (103,108)       (9,700)       (53,182)
Change in net unrealized appreciation
   or depreciation of investments         (273,766,419)    (60,017,077)   (12,885,711)   (9,224,554)    (7,180,684)
                                      ------------------------------------------------------------------------------
                                      ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations             $(119,090,741)   $(51,001,665)  $(12,119,975)  $(8,345,365)   $(6,123,059)
                                      ==============================================================================



See accompanying notes.





     American
    Century VP
    Income &
 Growth Division   Asset Allocation     Balanced           Blue Chip                      Capital Value
                       Division         Division            Division    Bond Division         Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


   $     3,484         $2,265,120   $             -   $       4,769    $              -     $  4,056,346
             -          6,850,924                 -               -                  -         1,223,975
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         3,484          9,116,044                 -           4,769                  -         5,280,321


         8,874          1,069,856         1,865,552          11,498          1,222,296         2,898,066
             -                 34                20               -                 22                43
             -             17,998            54,328               -             20,288            91,910
           102            104,012           223,432             612            123,268           415,971
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
         8,976          1,191,900         2,143,332          12,110          1,365,874         3,405,990
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
        (5,492)         7,924,144        (2,143,332)         (7,341)        (1,365,874)        1,874,331




        (2,099)           358,250           (71,874)        (22,759)        (1,795,961)      (10,224,363)

      (135,998)        (8,349,283)          (31,802)       (120,681)         9,947,748         7,050,125
-----------------------------------------------------------------------------------------------------------

     $(143,589)      $    (66,889)      $(2,247,008)      $(150,781)        $6,785,913      $ (1,299,907)
===========================================================================================================



                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                          Year ended December 31, 2000




                                       Fidelity
                                        VIP II       Fidelity VIP     Government
                                      Contrafund        Growth        Securities         Growth     International
                                       Division        Division        Division         Division       Division
                                    -------------------------------------------------------------------------------
                                    -------------------------------------------------------------------------------
 Investment income (loss)
 Income:
   Dividends                         $      76,053  $      24,440  $             - $             -  $   1,243,150
   Capital gains distributions           2,760,724      2,918,091                -       69,564,617     6,962,751
                                    -------------------------------------------------------------------------------
                                    -------------------------------------------------------------------------------
 Total income                            2,836,777      2,942,531                -       69,564,617     8,205,901

 Expenses:
   Mortality and expense risks             408,505        548,763        1,377,369        3,526,523     2,062,752
   Separate account rider charges               16             63               90               56            81
   Administration charges                    6,032          6,543           36,423          119,430        37,772
   Contingent sales charges                 27,571         64,373          180,850          479,322       229,727
                                    -------------------------------------------------------------------------------
                                    -------------------------------------------------------------------------------
                                           442,124        619,742        1,594,732        4,125,331     2,330,332
                                    -------------------------------------------------------------------------------
                                    -------------------------------------------------------------------------------
 Net investment income (loss)            2,394,653      2,322,789       (1,594,732)      65,439,286     5,875,569

Realized and unrealized gains
   (losses) on investments
 Net realized gains (losses) on
   investments                             (27,212)       (37,583)        (676,568)       8,838,623     1,362,267
 Change in net unrealized
   appreciation or depreciation of
   investments                          (5,301,550)    (9,832,466)      13,406,520     (109,896,709)  (25,466,743)
                                    -------------------------------------------------------------------------------
                                    -------------------------------------------------------------------------------
 Net increase (decrease) in net
   assets resulting from operations    $(2,934,109)   $(7,547,260)     $11,135,220    $ (35,618,800) $(18,228,907)
                                    ===============================================================================



(1)  Commenced operations November 27, 2000.

(2) Represented the operations of the Stock Index 500 Division until November 27, 2000 name change to LargeCap Stock Index Division.



See accompanying notes.




     International                     Janus Aspen                    LargeCap
       Emerging      International     Aggressive      LargeCap        Growth          LargeCap
        Markets       SmallCap          Growth          Growth         Equity         Stock Index
     Division (1)     Division         Division (1)    Division       Division (1)    Division(2)
    ------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------


       $    294    $               - $          -   $            -  $        -       $    429,245
              -          2,356,051             -                -            -            180,414
    ------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------
            294          2,356,051             -                -            -            609,659


            110            512,729           293            7,098          180            484,099
             23                 63            40               54           30                 35
              -              8,675             -                -            -              7,785
              -             48,694             -              115            -             33,515
    ------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------
            133            570,161           333            7,267          210            525,434
    ------------------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------------------
            161          1,785,890          (333)          (7,267)        (210)            84,225




         (1,000)         1,630,344             -           12,482           (3)            40,462


         (3,292)       (12,102,028)      (14,786)        (211,446)      (4,535)        (4,827,818)
    ------------------------------------------------------------------------------------------------

        $(4,131)       $(8,685,794)     $(15,119)       $(206,231)     $(4,748)       $(4,703,131)
    ================================================================================================




                        Principal Life Insurance Company
                               Separate Account B

                      Statements of Operations (continued)

                          Year ended December 31, 2000




                                                                                         MidCap
                                                                             MidCap      Growth         MidCap
                                                MicroCap       MidCap        Growth      Equity         Value
                                                Division      Division      Division    Division (1)   Division
                                             -----------------------------------------------------------------------
                                             -----------------------------------------------------------------------
 Investment income (loss)
 Income:
   Dividends                                    $  22,552  $     642,685   $     30,929 $          -     $     169
   Capital gains distributions                          -     44,523,034      1,483,065            -        44,393
                                             -----------------------------------------------------------------------
                                             -----------------------------------------------------------------------
 Total income                                      22,552     45,165,719      1,513,994            -        44,562

 Expenses:
   Mortality and expense risks                     42,757      2,641,775        158,752          549         2,462
   Separate account rider charges                       2             26             28           26             -
   Administration charges                             655         71,590          3,899            -             -
   Contingent sales charges                         3,399        300,495         10,981            -             3
                                             -----------------------------------------------------------------------
                                             -----------------------------------------------------------------------
                                                   46,813      3,013,886        173,660          575         2,465
                                             -----------------------------------------------------------------------
                                             -----------------------------------------------------------------------
 Net investment income (loss)                     (24,261)    42,151,833      1,340,334         (575)       42,097

Realized and unrealized gains (losses) on
investments
 Net realized gains (losses) on investments        16,070      4,572,375        103,581            -         1,802
 Change in net unrealized appreciation or
   depreciation of investments                    251,342    (17,409,684)      (951,039)     (14,193)       41,178
                                             -----------------------------------------------------------------------
                                             -----------------------------------------------------------------------
 Net increase (decrease) in net assets
   resulting                                     $243,151    $29,314,524    $   492,876     $(14,768)      $85,077
   from operations
                                             =======================================================================



(1)  Commenced operations November 27, 2000.

(3) Represented the operations of the Templeton VP Stock Division until becoming the Templeton Growth Securities Division on May 1, 2000 following a merger of the underlying investment companies.


See accompanying notes.



                                                                                    Templeton
         Money                                       Small Cap        SmallCap       Growth
         Market         Real Estate      SmallCap      Growth          Value        Securities      Utilities
        Division         Division        Division     Division        Division      Division (3)     Division
     -----------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------


         $5,386,483    $   271,656  $      64,921  $             -  $     93,359     $  2,594      $   571,231
                  -              -      3,391,049        3,740,714       723,159       62,593          584,890
     -----------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------
          5,386,483        271,656      3,455,970        3,740,714       816,518       65,187        1,156,121


            999,133         49,568        274,227          699,895        89,790        3,401          294,261
                985              9              9               87             8            -               50
             22,260            576          4,576           12,969         1,530            -            6,909
            288,380          3,224         24,890           70,270         4,732           48           29,513
     -----------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------
          1,310,758         53,377        303,702          783,221        96,060        3,449          330,733
     -----------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------
          4,075,725        218,279      3,152,268        2,957,493       720,458       61,738          825,388



                  -         62,590        (12,470)         477,606       137,110      (42,110)         160,912

                  -        742,416     (7,188,758)     (17,812,263)      720,908        3,606        3,052,838
     -----------------------------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------------------------

         $4,075,725     $1,023,285    $(4,048,960)    $(14,377,164)   $1,578,476      $23,234       $4,039,138
     ===========================================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                     Years ended December 31, 2000 and 1999

                                                                                                               AIM V.I.
                                                                              Aggressive       AIM V.I.       Growth and
                                                                                Growth          Growth          Income
                                                              Combined         Division        Division (2)    Division (2)
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------

Net assets at January 1, 1999                               $1,802,066,116    $208,438,611  $           -   $            -
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                124,417,899      17,469,610        305,283           91,785
   Net realized gains (losses) on investments                   22,090,229       3,196,766          6,593              573
   Change in net unrealized appreciation or depreciation
     of investments                                             63,116,910      68,126,668      1,023,211        2,234,269
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  209,625,038      88,793,044      1,335,087        2,326,627
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
     fees and applicable premium taxes                         910,344,713     101,064,152     11,334,680       16,624,717
   Contract terminations                                      (141,526,084)    (15,104,428)      (106,201)        (141,058)
   Death benefit payments                                      (10,198,348)       (983,013)             -                -
   Flexible withdrawal option payments                         (21,852,225)     (1,779,766)       (15,533)         (59,632)
   Transfer payments to other contracts                       (477,791,128)    (34,493,650)      (681,510)        (673,824)
   Annuity payments                                                (49,404)              -              -                -
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
Increase (decrease) in net assets from principal
   transactions                                                258,927,524      48,703,295     10,531,436       15,750,203
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
Total increase (decrease)                                      468,552,562     137,496,339     11,866,523       18,076,830
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
Net assets at December 31, 1999                              2,270,618,678     345,934,950     11,866,523       18,076,830
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                147,553,172       6,587,388        868,844          888,889
   Net realized gains (losses) on investments                    7,122,506       2,428,024       (103,108)          (9,700)
   Change in net unrealized appreciation or depreciation
     of investments                                           (273,766,419)    (60,017,077)   (12,885,711)      (9,224,554)
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 (119,090,741)    (51,001,665)   (12,119,975)      (8,345,365)
Changes from principal transactions:
   Purchase payments, less sales charges, per payment
     fees and applicable premium taxes                       1,145,364,346     104,870,218     47,269,828       42,953,169
   Contract terminations                                      (216,507,026)    (22,256,584)    (1,626,413)      (1,653,851)
   Death benefit payments                                       (9,202,215)     (1,593,745)      (167,587)        (207,399)
   Flexible withdrawal option payments                         (31,546,633)     (3,458,829)      (441,924)        (826,062)
   Transfer payments to other contracts                       (711,135,555)    (35,361,616)    (3,372,054)      (2,701,266)
   Annuity payments                                                (43,455)              -              -                -
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
Increase (decrease) in net assets from principal
   transactions                                                176,929,462      42,199,444     41,661,850       37,564,591
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
Total increase (decrease)                                       57,838,721      (8,802,221)    29,541,875       29,219,226
                                                          ------------------------------------------------------------------
                                                          ------------------------------------------------------------------
Net assets at December 31, 2000                             $2,328,457,399    $337,132,729    $41,408,398      $47,296,056
                                                          ==================================================================

(1)  Commenced operations April 30, 1999.
(2)  Commenced operations July 30, 1999.

See accompanying notes.




                        American
                       Century VP
    AIM V.I.            Income &        Asset                                                              Capital
     Value               Growth      Allocation       Balanced        Blue Chip                            Value
   Division (2)        Division(1)    Division        Division       Division (1)     Bond Division       Division
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

$                -  $           -      $62,782,299       $187,623,872 $              -    $116,981,771      $358,359,614


        151,882            (1,081)         6,491,639      11,885,377          7,230         6,659,296         41,766,899
            891              (497)           481,462       1,484,227          2,512          (108,685)         4,658,058

      1,085,598            27,051          4,561,739     (11,427,368)        53,613       (11,364,679)       (67,359,377)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
      1,238,371            25,473         11,534,840       1,942,236         63,355        (4,814,068)       (20,934,420)



     13,050,220           524,993         14,766,942      53,940,183      1,333,008        42,269,162         78,514,936
        (63,264)           (1,423)        (3,022,661)    (14,926,025)        (3,596)       (7,755,652)       (27,487,047)
              -                 -           (516,925)     (1,306,378)             -        (1,261,033)        (1,652,461)
        (34,809)           (2,610)          (881,819)     (2,961,604)       (51,191)       (2,492,384)        (3,352,498)
       (920,892)          (66,849)        (7,591,459)    (26,906,869)       (78,337)      (24,472,185)       (46,670,241)
              -                 -                  -               -              -                 -            (49,404)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

     12,031,255           454,111          2,754,078       7,839,307      1,199,884         6,287,908           (696,715)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     13,269,626           479,584         14,288,918       9,781,543      1,263,239         1,473,840        (21,631,135)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     13,269,626           479,584         77,071,217     197,405,415      1,263,239        118,455,611       336,728,479


      1,110,807            (5,492)         7,924,144      (2,143,332)        (7,341)       (1,365,874)         1,874,331
        (53,182)           (2,099)           358,250         (71,874)       (22,759)       (1,795,961)       (10,224,363)

     (7,180,684)         (135,998)        (8,349,283)        (31,802)      (120,681)        9,947,748          7,050,125
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

     (6,123,059)         (143,589)           (66,889)     (2,247,008)      (150,781)        6,785,913         (1,299,907)


     32,807,410         1,149,041         24,836,845      35,101,818        549,421        23,969,093         61,492,346
     (1,203,921)         (117,673)        (3,927,045)    (18,261,255)      (706,474)       (7,869,244)       (39,105,103)
       (104,906)                -           (553,753)       (715,587)             -          (667,076)        (1,190,364)
       (498,285)           (7,818)        (1,400,943)     (3,120,761)        (5,680)       (2,968,958)        (3,270,067)
     (3,991,968)          (44,086)        (6,599,958)    (52,522,237)       (33,830)      (30,557,401)       (99,488,330)
              -                 -                  -               -              -                 -            (43,455)
--------------------------------------------------------------------------------------------------------------------------

     27,008,330           979,464         12,355,146     (39,518,022)      (196,563)      (18,093,586)       (81,604,973)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
     20,885,271           835,875         12,288,257     (41,765,030)      (347,344)      (11,307,673)       (82,904,880)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
    $34,154,897        $1,315,459        $89,359,474    $155,640,385    $   915,895       $107,147,938      $253,823,599
==========================================================================================================================




                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                     Years ended December 31, 2000 and 1999

                                                 Fidelity VIP II  Fidelity VIP     Government
                                                   Contrafund        Growth        Securities   Growth Division  International
                                                  Division (2)    Division (2)      Division                       Division
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------

Net assets at January 1, 1999                   $             -  $             -   $136,640,443    $253,463,838    $144,595,446
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                         (37,108)         (35,699)     6,826,448        (517,149)     20,006,163
   Net realized gains (losses) on investments             1,648            5,275        484,422       4,769,748       1,999,070
   Change in net unrealized appreciation or
     depreciation of investments                      1,757,647        1,959,683     (9,574,634)     37,519,367      13,548,007
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    1,722,187        1,929,259     (2,263,764)     41,771,966      35,553,240
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes       14,931,250       16,698,633     47,743,208      91,335,475      34,132,051
   Contract terminations                                (61,565)        (125,229)   (10,465,377)    (19,217,469)    (10,091,869)
   Death benefit payments                                     -                -     (1,341,588)     (1,006,757)       (525,124)
   Flexible withdrawal option payments                  (24,879)         (26,375)    (2,664,620)     (2,479,569)     (1,246,885)
   Transfer payments to other contracts                (343,754)      (1,026,346)   (33,179,720)    (30,617,567)    (19,753,809)
   Annuity payments                                           -                -              -               -               -
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                            14,501,052       15,520,683         91,903      38,014,113       2,514,364
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
Total increase (decrease)                            16,223,239       17,449,942     (2,171,861)     79,786,079      38,067,604
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
Net assets at December 31, 1999                      16,223,239       17,449,942    134,468,582     333,249,917     182,663,050
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                       2,394,653        2,322,789     (1,594,732)     65,439,286       5,875,569
   Net realized gains (losses) on investments           (27,212)         (37,583)      (676,568)      8,838,623       1,362,267
   Change in net unrealized appreciation or
     depreciation of investments                     (5,301,550)      (9,832,466)    13,406,520    (109,896,709)    (25,466,743)
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                   (2,934,109)      (7,547,260)    11,135,220     (35,618,800)    (18,228,907)
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes       31,617,309       48,488,430     33,251,666      85,767,869      58,916,121
   Contract terminations                             (1,040,961)      (2,430,443)   (13,838,170)    (36,179,939)    (17,195,738)
   Death benefit payments                              (101,338)        (178,983)      (745,044)     (1,223,354)       (415,912)
   Flexible withdrawal option payments                 (418,064)        (609,849)    (3,005,162)     (3,260,702)     (1,700,001)
   Transfer payments to other contracts              (2,447,052)      (3,447,329)   (37,646,970)    (62,692,390)    (30,948,310)
   Annuity payments                                           -                -              -               -               -
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
Increase (decrease) in net assets from
   principal transactions                            27,609,894       41,821,826    (21,983,680)    (17,588,516)      8,656,160
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
Total increase (decrease)                            24,675,785       34,274,566    (10,848,460)    (53,207,316)     (9,572,747)
                                                --------------------------------------------------------------------------------
                                                --------------------------------------------------------------------------------
Net assets at December 31, 2000                     $40,899,024      $51,724,508   $123,620,122    $280,042,601    $173,090,303
                                                ================================================================================

(1)      Commenced operations April 30, 1999.
(2)      Commenced operations July 30, 1999.
(3)      Commenced operations November 27, 2000.
(4) Represented the operations of the Stock Index 500 Division until November 27, 2000 name change to LargeCap Stock Index Division.

See accompanying notes.



 International                    Janus Aspen                    LargeCap
    Emerging     International     Aggressive      LargeCap       Growth         LargeCap
    Markets         SmallCap        Growth          Growth        Equity        Stock Index       MicroCap       MidCap
  Division (3)      Division      Division(3)     Division (1)   Division(3)    Division(1)(4)    Division      Division
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

$           -     $  3,758,570  $           -   $           - $           -   $            -     $1,145,974    $232,733,374


            -          749,029              -            (786)            -          248,913        (18,125)      8,406,833
            -          155,306              -            (259)            -            4,053        (21,284)      4,548,722

            -        6,340,627              -          67,226             -        1,978,085        (16,637)     10,460,479
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

            -        7,244,962              -          66,181             -        2,231,051        (56,046)     23,416,034


            -       13,166,004              -         375,030             -       28,866,212      1,266,131      35,597,163
            -         (183,916)             -          (3,596)            -         (363,196)       (34,951)    (16,031,613)
            -          (45,140)             -               -             -                -         (1,942)       (831,361)
            -          (74,313)             -            (687)            -         (160,894)        (3,256)     (1,703,550)
            -       (2,452,823)             -         (21,685)            -       (1,904,637)      (386,052)    (42,999,839)
                             -              -               -             -                -              -               -
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

            -       10,409,812              -         349,062             -       26,437,485        839,930     (25,969,200)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
            -       17,654,774              -         415,243             -       28,668,536        783,884      (2,553,166)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
            -       21,413,344              -         415,243             -       28,668,536      1,929,858     230,180,208


          161        1,785,890           (333)         (7,267)         (210)          84,225        (24,261)     42,151,833
       (1,000)       1,630,344              -          12,482            (3)          40,462         16,070       4,572,375

       (3,292)     (12,102,028)       (14,786)       (211,446)       (4,535)      (4,827,818)       251,342     (17,409,684)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

       (4,131)      (8,685,794)       (15,119)       (206,231)       (4,748)      (4,703,131)       243,151      29,314,524


      221,525       46,172,948        868,482       1,516,266       344,901       27,990,373      3,224,571      53,723,271
            -       (1,838,487)             -        (132,568)            -       (2,230,107)      (128,321)    (22,094,156)
            -          (88,215)             -               -             -          (60,231)       (27,362)       (609,975)
            -         (479,561)        (1,382)         (3,778)            -         (538,531)       (39,137)     (2,020,092)
      (26,411)     (13,743,344)             -         (27,396)            -       (4,305,932)      (604,485)    (39,150,580)
            -                -              -               -             -                -              -               -
----------------------------------------------------------------------------------------------------------------------------

      195,114       30,023,341        867,100       1,352,524       344,901       20,855,572      2,425,266     (10,151,532)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      190,983       21,337,547        851,981       1,146,293       340,153       16,152,441      2,668,417      19,162,992
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     $190,983      $42,750,891       $851,981      $1,561,536      $340,153      $44,820,977     $4,598,275    $249,343,200
============================================================================================================================




                        Principal Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                     Years ended December 31, 2000 and 1999


                                                                    MidCap       MidCap        MidCap           Money
                                                                    Growth    Growth Equity     Value           Market
                                                                   Division    Division(3)    Division (1)     Division
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------

Net assets at January 1, 1999                                     $  3,388,971$           -   $           -   $  73,597,012
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                        (56,172)           -          3,449        2,441,094
   Net realized gains (losses) on investments                           29,979            -            (55)               -
   Change in net unrealized appreciation or depreciation of
     investments                                                       706,786            -         18,087                -
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        680,593            -         21,481        2,441,094
Changes from principal transactions:
   Purchase payments, less sales charges, per payment fees and
     applicable premium taxes                                        5,299,244            -        199,655      238,793,125
   Contract terminations                                              (125,252)           -              -      (15,296,261)
   Death benefit payments                                              (60,684)           -              -         (340,462)
   Flexible withdrawal option payments                                 (41,920)           -         (1,137)      (1,358,192)
   Transfer payments to other contracts                             (1,187,246)           -        (19,648)    (191,865,621)
   Annuity payments                                                          -            -              -                -
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Increase (decrease) in net assets from principal transactions        3,884,142            -        178,870       29,932,589
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Total increase (decrease)                                            4,564,735            -        200,351       32,373,683
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Net assets at December 31, 1999                                      7,953,706            -        200,351      105,970,695
Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                      1,340,334         (575)        42,097        4,075,725
   Net realized gains (losses) on investments                          103,581            -          1,802                -
   Change in net unrealized appreciation or depreciation of
     investments                                                      (951,039)     (14,193)        41,178                -
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        492,876      (14,768)        85,077        4,075,725
Changes from principal transactions:
   Purchase payments, less sales charges, per payment fees and
     applicable premium taxes                                       12,371,933      982,051        185,883      260,447,944
   Contract terminations                                              (446,332)           -         (4,111)     (17,114,331)
   Death benefit payments                                              (43,008)           -              -         (297,270)
   Flexible withdrawal option payments                                (123,260)      (2,400)        (1,800)      (1,830,021)
   Transfer payments to other contracts                             (2,430,465)          (1)        (2,747)    (255,146,359)
   Annuity payments                                                          -            -              -                -
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Increase (decrease) in net assets from principal transactions        9,328,868      979,650        177,225      (13,940,037)
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Total increase (decrease)                                            9,821,744      964,882        262,302       (9,864,312)
                                                                ------------------------------------------------------------
                                                                ------------------------------------------------------------
Net assets at December 31, 2000                                    $17,775,450     $964,882       $462,653    $  96,106,383
                                                                ============================================================

(1)  Commenced operations April 30, 1999.
(3)  Commenced operations November 27, 2000.
(5) Represented the operations of the Templeton VP Stock Division until becoming the Templeton Growth Securities Division on May 1, 2000 following a merger of the underlying investment companies.

See accompanying notes.



                                                                          Templeton
                                              SmallCap      SmallCap        Growth
            Real Estate       SmallCap         Growth         Value        Securities         Utilities
              Division        Division        Division       Division     Division(1)(5)      Division
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------

              $1,812,711    $  3,635,355    $  3,200,338      $2,578,984  $           -    $  7,328,933


                  87,852       1,064,993         146,257         (16,771)          (539)        291,297
                 (22,348)        181,690         159,077          28,958           (696)         45,023

                (203,890)      2,055,517       8,873,343         830,881         22,665        (187,054)
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------
                (138,386)      3,302,200       9,178,677         843,068         21,430         149,266


               1,050,155      10,140,290      19,156,102       2,804,702        233,152      15,134,138
                 (51,913)       (194,731)       (206,447)        (66,861)        (1,423)       (393,060)
                  (1,942)        (72,373)       (142,968)              -              -        (108,197)
                 (39,089)        (55,329)        (61,773)        (31,699)          (687)       (245,525)
                (346,649)     (2,492,320)     (3,396,094)       (699,260)       (23,075)     (2,519,167)
                       -               -               -               -              -               -
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------
                 610,562       7,325,537      15,348,820       2,006,882        207,967      11,868,189
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------
                 472,176      10,627,737      24,527,497       2,849,950        229,397      12,017,455
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------
               2,284,887      14,263,092      27,727,835       5,428,934        229,397      19,346,388


                 218,279       3,152,268       2,957,493         720,458         61,738         825,388
                  62,590         (12,470)        477,606         137,110        (42,110)        160,912

                 742,416      (7,188,758)    (17,812,263)        720,908          3,606       3,052,838
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------
               1,023,285      (4,048,960)    (14,377,164)      1,578,476         23,234       4,039,138


               6,562,647      16,654,649      62,638,677       4,075,512        775,245      13,566,884
                (121,741)       (962,669)     (2,673,304)       (178,663)       (55,122)     (1,114,300)
                       -         (58,459)        (71,118)              -              -         (81,529)
                 (79,625)       (273,401)       (558,626)        (82,999)        (3,258)       (515,657)
              (2,283,276)     (2,662,094)    (12,692,326)     (1,431,180)      (459,020)     (4,315,142)
                       -               -               -               -              -               -
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------
               4,078,005      12,698,026      46,643,303       2,382,670        257,845       7,540,256
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------
               5,101,290       8,649,066      32,266,139       3,961,146        281,079      11,579,394
          ------------------------------------------------------------------------------------------------
          ------------------------------------------------------------------------------------------------
              $7,386,177     $22,912,158     $59,993,974      $9,390,080       $510,476     $30,925,782
          ================================================================================================





                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements

                                December 31, 2000

1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2000, contractholder investment options include the following open-end management investment companies:

   Principal Variable Contracts Fund, Inc. (5)          Principal Variable Contracts Fund, Inc. (5)
     Aggressive Growth Account                            (continued):
     Asset Allocation Account                             Real Estate Account
     Balanced Account                                     SmallCap Account
     Blue Chip Account (1)                                Small Cap Growth Account
     Bond Account                                         SmallCap Value Account
     Capital Value Account                                Utilities Account
     Government Securities Account                      AIM V.I. Growth Fund (2)
     Growth Account                                     AIM V.I. Growth and Income Fund (2)
     International Account                              AIM V.I. Value Fund (2)
     International Emerging Markets                     American Century Variable Portfolios Inc.:
       Account  (4)                                       VP  Income  &  Growth  (1)
     International  SmallCap  Account                   Fidelity Variable Insurance Products
     LargeCap Growth Account (1)                          Fund II:
     LargeCap Growth Equity Account (4)                   Fidelity VIP II Contrafund Portfolio (2)
     LargeCap Stock Index Account (1),                  Fidelity Variable  Insurance Products Fund:
       formerly the Stock Index 500 Account             Fidelity VIP Growth Portfolio (2)
       until November 27, 2000 name change              Janus Aspen Aggressive Growth Portfolio
     MicroCap Account                                     Service Shares (4)
     MidCap Account                                     Franklin Templeton Variable Insurance Products
     MidCap Growth Account                                Series Trust:
     MidCap Growth Equity Account (4)                       Templeton Growth Securities Fund Class 2 (3)
     MidCap Value Account (1)
     Money Market Account

(1) Additional investment option available to contractholders as of April 30, 1999.
(2) Additional investment option available to contractholders as of July 30, 1999.
(3)    Effective  May 1, 2000,  the  Templeton  Variable  Products  Series Fund:
       Templeton Stock Fund Class 2 (which was an additional investment option available to contractholders as of April 30, 1999) merged with the Franklin Templeton Variable Insurance Products Series Trust: Templeton Growth Securities Fund Class 2. The reorganization provided that shares of the Templeton Stock Fund held by Separate Account B were exchanged for shares equal in fair value of the Templeton Growth Securities Fund.
(4) Additional investment option available to contractholders as of November 27, 2000.
(5)  Organized by Principal Life Insurance Company.



                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




1. Investment and Accounting Policies (continued)

Investments are stated at the closing net asset values per share on December 31, 2000.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity Contracts; Pension Builder Plus Contracts; Pension Builder Plus - Rollover IRA Contracts; Personal Variable Contracts; Premier Variable Contracts; and The Principal Variable Annuity. On April 30, 1999, Principal Life introduced a new product, Principal Freedom Variable Annuity, which invests in Separate Account B. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1, 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.


2. Expenses

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $24,413 and $756, respectively, during the year ended December 31, 2000.



                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




2. Expenses (continued)

Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks and annual administration amounted to $105,771 and $21,217, respectively, during the year ended December 31, 2000. There were no contingent sales charges during the year ended December 31, 2000.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $236,324, $62,505 and $94,576, respectively, during the year ended December 31, 2000.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus .03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. The charges for mortality expense risks and annual administration amounted to $905,382 and $15,434, respectively, during the year ended December 31, 2000. There were no contingent sales charges provided for in these contracts.



                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




2. Expenses (continued)

The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $25,880,811, $3,310,934 and $624,803, respectively, during the year ended December 31, 2000. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of .6%. For electing participants, the rider is deducted from the daily unit value. The Separate Account B rider charges were $2,158 during the year ended December 31, 2000.

Principal Freedom Variable Annuity (beginning in 1999) - Mortality and expenses risk assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. The mortality expense risk and contingent sales charges amounted to $127,940 and $2,319, respectively, during the year ended December 31, 2000.


3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.



                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investments

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                            Year ended December 31, 2000
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity             2,686,750   $   116,935,728     1,639,814   $  68,148,896
     The Principal Variable Annuity with
       Purchase Credit Rider                       13,951                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                116,935,728     1,639,814      68,148,896
   AIM V.I. Growth Division:
     The Principal Variable Annuity             3,783,560        48,642,116       474,664       6,111,422
     The Principal Variable Annuity with
       Purchase Credit Rider                       25,451                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                 48,642,116       474,664       6,111,422
   AIM V.I. Growth and Income Division:
     The Principal Variable Annuity             3,551,446        44,393,906       459,198       5,940,426
     The Principal Variable Annuity with
       Purchase Credit Rider                       45,789                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                 44,393,906       459,198       5,940,426
   AIM V.I. Value Division:
     The Principal Variable Annuity             2,869,762        34,337,467       532,288       6,218,330
     The Principal Variable Annuity with
       Purchase Credit Rider                       21,268                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                 34,337,467       532,288       6,218,330
   American Century VP Income & Growth
     Division:
       Principal Freedom Variable Annuity
                                                  106,651         1,152,525        16,219         178,553

   Asset Allocation Division:
     The Principal Variable Annuity             1,217,261        33,952,890       625,679      13,673,600
     The Principal Variable Annuity with
       Purchase Credit Rider                       16,320                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                 33,952,890       625,679      13,673,600
   Balanced Division:
     Personal Variable                          2,627,311         4,730,321     3,027,826       5,497,701
     Premier Variable                          10,091,497        18,271,289    13,546,372      24,663,560
     The Principal Variable Annuity               679,605        12,100,208     2,547,657      46,601,911
     The Principal Variable Annuity with
       Purchase Credit Rider                        6,180                 -             -               -
                                           ----------------------------------------------------------------
                                                                 35,101,818    19,121,855      76,763,172




                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investments (continued)

                                                            Year ended December 31, 2000
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
   Blue Chip Division:
     Principal Freedom Variable Annuity            53,997 $         554,190        76,318  $      758,094

   Bond Division:
     Personal Variable                            952,879         1,371,389     1,147,589       1,658,608
     Premier Variable                           3,828,249         5,578,810     5,020,613       7,361,171
     Principal Freedom Variable Annuity           126,145         1,226,914        33,841         346,399
     The Principal Variable Annuity             1,129,449        15,791,978     2,392,267      34,062,374
     The Principal Variable Annuity with
       Purchase Credit Rider                       12,340                 -             -               -
                                           ----------------------------------------------------------------
                                                                 23,969,091     8,594,310      43,428,552
   Capital Value Division:
     Bankers Flexible Annuity                           -           103,210        39,228       1,155,096
     Pension Builder Plus                           1,377           105,181       276,623       1,548,846
     Pension Builder - Rollover                     1,113            26,756        45,806         278,781
     Personal Variable                          3,448,543         8,578,325     4,365,173      10,688,069
     Premier Variable                          13,229,556        33,523,898    19,897,595      49,487,857
     Principal Freedom Variable Annuity           107,949           964,261        32,703         287,441
     The Principal Variable Annuity               917,684        23,471,036     3,846,678      83,057,217
     The Principal Variable Annuity with
       Purchase Credit Rider                       10,471                 -             -               -
                                           ----------------------------------------------------------------
                                                                 66,772,667    28,503,806     146,503,307
   Fidelity VIP II Contrafund Division:
     The Principal Variable Annuity             2,850,990        34,454,086       370,413       4,449,539
     The Principal Variable Annuity with
       Purchase Credit Rider                       13,731                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                 34,454,086       370,413       4,449,539
   Fidelity VIP Growth Division:
     The Principal Variable Annuity             3,956,290        51,430,961       560,547       7,286,346
     The Principal Variable Annuity with
       Purchase Credit Rider                       26,928                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                 51,430,961       560,547       7,286,346
   Government Securities Division:
     Pension Builder Plus                             812             1,755        97,079         219,338
     Pension Builder - Rollover IRA                     -                 -         5,402          13,396
     Personal Variable                          2,129,726         3,335,875     2,391,404       3,770,968
     Premier Variable                           5,630,583         8,975,946     7,748,083      12,375,585
     The Principal Variable Annuity             1,453,550        20,938,092     2,812,015      40,450,793
     The Principal Variable Annuity with
       Purchase Credit Rider                       22,955                 -             -               -
                                           ----------------------------------------------------------------
                                                9,237,626        33,251,668    13,053,983      56,830,080




                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                            Year ended December 31, 2000
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
   Growth Division:
     Personal Variable                          3,485,394  $     10,252,288     3,795,981  $    9,569,220
     Premier Variable                          17,204,627        55,035,360    17,057,869      43,375,796
     The Principal Variable Annuity             1,333,899        90,044,840     2,062,162      54,536,701
     The Principal Variable Annuity with
       Purchase Credit Rider                       15,875                 -             -               -
                                           ----------------------------------------------------------------
                                               22,039,795       155,332,488    22,916,012     107,481,717
   International Division:
     Personal Variable                          2,145,982         4,439,826     2,217,539       4,434,999
     Premier Variable                           8,567,515        18,398,904     8,808,757      17,806,230
     Principal Freedom Variable Annuity            44,926           556,772        11,913         142,273
     The Principal Variable Annuity             1,879,236        43,726,522     1,470,338      30,206,793
     The Principal Variable Annuity with
       Purchase Credit Rider                       21,679                 -             -               -
                                           ----------------------------------------------------------------
                                                                 67,122,024    12,508,547      52,590,295
   International Emerging Markets Division:
     The Principal Variable Annuity                12,074           221,819         2,725          26,543
     The Principal Variable Annuity with
       Purchase Credit Rider                        9,930                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                    221,819         2,725          26,543
   International SmallCap Division:
     The Principal Variable Annuity             2,483,111        48,528,999       907,453      16,719,768
     The Principal Variable Annuity with
       Purchase Credit Rider                       24,574                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                 48,528,999       907,453      16,719,768
   Janus Aspen Aggressive Growth Division:
     The Principal Variable Annuity                70,375           868,483           146           1,716
     The Principal Variable Annuity with
       Purchase Credit Rider                       21,111                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                    868,483           146           1,716
   LargeCap Growth Division:
     Principal Freedom Variable Annuity            67,078           930,293        12,035         170,654
     The Principal Variable Annuity                34,014           585,973             -             356
     The Principal Variable Annuity with
       Purchase Credit Rider                       24,526                 -             -               -
                                           ----------------------------------------------------------------
                                                                  1,516,266        12,035         171,010






                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                            Year ended December 31, 2000
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
   LargeCap Growth Equity Division:
     The Principal Variable Annuity                18,248 $         344,691             - $             -
     The Principal Variable Annuity with
       Purchase Credit Rider                       16,782                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                    344,691             -               -
   LargeCap Stock Index Division:
     Principal Freedom Variable Annuity           250,155         2,770,480       120,977       1,330,503
     The Principal Variable Annuity             2,377,306        25,829,551       555,556       6,329,732
     The Principal Variable Annuity with
       Purchase Credit Rider                       15,960                 -             -               -
                                           ----------------------------------------------------------------
                                                                 28,600,031       676,533       7,660,235
   MicroCap Division:
     The Principal Variable Annuity               372,778         3,247,122        93,127         846,117
     The Principal Variable Annuity with
       Purchase Credit Rider                          959                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                  3,247,122        93,127         846,117
   MidCap Division:
     Personal Variable                          2,444,915         6,418,797     2,622,234       5,985,354
     Premier Variable                           9,600,888        27,720,336     9,759,580      22,408,058
     Principal Freedom Variable Annuity            16,032           271,128         7,281          88,321
     The Principal Variable Annuity             1,156,375        64,478,730     1,608,053      38,406,957
     The Principal Variable Annuity with
       Purchase Credit Rider                        7,807                 -             -               -
                                           ----------------------------------------------------------------
                                                                 98,888,991    13,997,148      66,888,690
   MidCap Growth Division:
     Principal Freedom Variable Annuity            25,879           348,106         4,058          49,130
     The Principal Variable Annuity             1,065,087        13,537,821       272,400       3,167,594
     The Principal Variable Annuity with
       Purchase Credit Rider                       10,231                 -             -               -
                                           ----------------------------------------------------------------
                                                                 13,885,927       276,458       3,216,724
   MidCap Growth Equity Division:
     The Principal Variable Annuity                86,569           982,050           243           2,975
     The Principal Variable Annuity with
       Purchase Credit Rider                       13,022                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                    982,050           243           2,975
   MidCap Value Division:
     Principal Freedom Variable Annuity            14,589           230,441           682          11,125




                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



4. Purchases and Sales of Investments (continued)

                                                            Year ended December 31, 2000
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
   Money Market Division:
     Pension Builder Plus                           2,530 $          46,264        13,157 $        37,019
     Pension Builder - Rollover                        60             1,221         5,622          12,504
     Personal Variable                          6,518,390         8,993,824     6,351,692       8,652,181
     Premier Variable                          49,738,707        69,471,172    50,001,717      69,039,786
     Principal Freedom Variable Annuity           230,831         2,468,712       238,397       2,500,559
     The Principal Variable Annuity            13,743,676       184,853,234    15,423,936     195,456,687
     The Principal Variable Annuity with
       Purchase Credit Rider                      603,958                 -        70,391               -
                                           ----------------------------------------------------------------
                                                                265,834,427                   275,698,736
   Real Estate Division:
     The Principal Variable Annuity               627,210         6,834,302       245,817       2,538,019
     The Principal Variable Annuity with
       Purchase Credit Rider                       10,109                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                  6,834,302       245,817       2,538,019
   SmallCap Division:
     Principal Freedom Variable Annuity            19,643           411,597         4,622          73,812
     The Principal Variable Annuity             1,380,754        19,699,023       338,240       4,186,513
     The Principal Variable Annuity with
       Purchase Credit Rider                        7,835                 -             -               -
                                           ----------------------------------------------------------------
                                                                 20,110,620       342,862       4,260,325
   SmallCap Growth Division:
     Principal Freedom Variable Annuity            20,077           398,439         9,277         153,220
     The Principal Variable Annuity             2,920,604        65,980,952       774,221      16,625,376
     The Principal Variable Annuity with
       Purchase Credit Rider                       21,904                 -             -               -
                                           ----------------------------------------------------------------
                                                                 66,379,391       783,498      16,778,596
   SmallCap Value Division:
     The Principal Variable Annuity               375,835         4,892,029       156,398       1,788,901
     The Principal Variable Annuity with
       Purchase Credit Rider                        2,520                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                  4,892,029       156,398       1,788,901
   Templeton Growth Securities Division:
     Principal Freedom Variable Annuity            66,932           840,431        44,724         520,848

   Utilities Division:
     The Principal Variable Annuity             1,077,574        14,723,003       494,913       6,357,360
     The Principal Variable Annuity with
       Purchase Credit Rider                       15,897                 -             -               -
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                                 14,723,003       494,913       6,357,360
                                           ----------------------------------------------------------------
                                              199,972,673    $1,324,332,648   199,593,327    $999,850,017
                                           ================================================================




                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                            Year ended December 31, 1999
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity             3,214,960   $   122,462,141     1,683,015   $  56,289,236

   AIM V.I. Growth Division:
     The Principal Variable Annuity             1,043,639        11,664,612        75,317         827,893

   AIM V.I. Growth and Income Division:
     The Principal Variable Annuity             1,576,345        16,755,376        82,430         913,388

   AIM V.I. Value Division:
     The Principal Variable Annuity             1,243,905        13,230,876        95,246       1,047,739

   American Century VP Income & Growth
     Division:
     Principal Freedom Variable Annuity            50,412           524,993         7,242          71,963

   Asset Allocation Division:
     The Principal Variable Annuity               834,729        22,217,825       683,360      12,972,108

   Balanced Division:
     Personal Variable                            886,567         1,955,537       359,165         673,706
     Premier Variable                           6,339,318        13,629,736     4,740,045       8,750,890
     The Principal Variable Annuity             2,284,756        52,835,595     2,085,229      39,271,588
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                9,510,641        68,420,868     7,184,439      48,696,184
   Blue Chip Division:
     Principal Freedom Variable Annuity           136,422         1,343,154        13,245         136,040

   Bond Division:
     Personal Variable                            418,281           704,639       185,727         277,590
     Premier Variable                           4,132,232         6,826,337     2,731,487       4,028,982
     Principal Freedom Variable Annuity           111,634         1,149,316         4,578          47,159
     The Principal Variable Annuity             2,468,514        41,867,932     2,289,764      33,247,289
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                7,130,661        50,548,224     5,211,556      37,601,020




                        `Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                            Year ended December 31, 1999
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
   Capital Value Division:
     Bankers Flexible Annuity                           - $         841,253        22,885 $       766,530
     Pension Builder Plus                           7,017           888,413       204,326       1,317,343
     Pension Builder - Rollover                       769           200,803       130,658         853,075
     Personal Variable                            967,223         3,979,495       717,700       1,970,499
     Premier Variable                           5,573,357        22,944,583     5,435,276      14,926,095
     Principal Freedom Variable Annuity           103,693         1,078,445           586           7,725
     The Principal Variable Annuity             2,548,728        95,008,690     2,635,305      64,030,231
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                9,200,787       124,941,682     9,146,736      83,871,498
   Fidelity VIP II Contrafund Division:
     The Principal Variable Annuity             1,478,491        14,931,250        42,014         467,306

   Fidelity VIP Growth Division:
     The Principal Variable Annuity             1,551,497        16,698,632       110,301       1,213,648

   Government Securities Division:
     Pension Builder Plus                           3,243            57,016       135,077         304,315
     Pension Builder - Rollover                     2,725            10,957       123,261         281,975
     Personal Variable                            559,774         1,055,722       402,979         629,754
     Premier Variable                           3,747,210         6,587,956     3,673,738       5,697,825
     The Principal Variable Annuity             2,981,151        48,746,184     2,981,307      42,625,616
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                7,294,103        56,457,835     7,316,362      49,539,485
   Growth Division:
     Personal Variable                          1,269,770         2,904,572       386,799         896,579
     Premier Variable                           9,481,990        21,824,588     5,078,610      11,584,283
     The Principal Variable Annuity             2,961,592        69,883,318     1,825,509      44,634,652
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                               13,713,352        94,612,478     7,290,918      57,115,514
   International Division:
     Personal Variable                            582,324         1,455,068       338,607         600,098
     Premier Variable                           3,664,161         9,217,380     2,292,432       4,103,134
     Principal Freedom Variable Annuity            54,996           630,306         1,696          19,226
     The Principal Variable Annuity             1,517,640        44,874,562     1,584,525      28,934,331
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                5,819,121        56,177,316     4,217,260      33,656,789
   International SmallCap Division:
     The Principal Variable Annuity             1,049,723        14,028,696       222,261       2,869,855

   LargeCap Growth Division:
     Principal Freedom Variable Annuity            33,844           375,030         2,569          26,754




                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                            Year ended December 31, 1999
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
   LargeCap Stock Index Division:
     Principal Freedom Variable Annuity           321,884 $       3,278,717        20,066 $       209,923
     The Principal Variable Annuity             2,535,758        25,955,190       221,631       2,337,587
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                2,857,642        29,233,907       241,697       2,547,510
   MicroCap Division:
     The Principal Variable Annuity               156,137         1,268,945        53,831         447,140

   MidCap Division:
     Personal Variable                            731,578         1,597,024       493,072         956,950
     Premier Variable                           4,873,689        10,698,589     4,195,358       8,136,930
     Principal Freedom Variable Annuity            34,298           347,942         1,952          19,145
     The Principal Variable Annuity             1,298,049        34,317,113     2,807,445      55,410,009
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                6,937,614        46,960,668     7,497,827      64,523,034
   MidCap Growth Division:
     Principal Freedom Variable Annuity             9,110            96,654            64             834
     The Principal Variable Annuity               542,934         5,216,076       148,770       1,483,926
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                  552,044         5,312,730       148,834       1,484,760
   MidCap Value Division:
     Principal Freedom Variable Annuity            20,181           203,598         2,293          21,279

   Money Market Division:
     Pension Builder Plus                           1,340            32,651        32,978          75,711
     Pension Builder - Rollover                       668             2,380           725           1,672
     Personal Variable                          4,953,979         6,553,954     4,771,035       6,240,201
     Premier Variable                          35,455,605        47,466,345    34,692,221      45,871,646
     Principal Freedom Variable Annuity           306,893         3,135,144       212,443       2,166,714
     The Principal Variable Annuity            15,033,975       185,294,000    12,793,632     155,754,849
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                               55,752,460       242,484,474    52,503,034     210,110,793
   Real Estate Division:
     The Principal Variable Annuity               115,608         1,167,215        49,917         468,801

   SmallCap Division:
     Principal Freedom Variable Annuity            49,860           662,386           127           2,684
     The Principal Variable Annuity             1,050,452        10,647,045       301,274       2,916,217
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                1,100,312        11,309,431       301,401       2,918,901
   SmallCap Growth Division:
     Principal Freedom Variable Annuity            28,563           318,177         4,123          56,732
     The Principal Variable Annuity             1,353,563        19,098,502       279,769       3,864,869
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                1,382,126        19,416,679       283,892       3,921,601



                        Principal Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)




4. Purchases and Sales of Investments (continued)

                                                            Year ended December 31, 1999
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                                Units          Amount           Units          Amount
                                              Purchased       Purchased       Redeemed        Redeemed
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
   SmallCap Value Division:
     The Principal Variable Annuity               320,599 $       2,839,231        89,876 $       849,120

   Templeton Growth Securities Division:
     Principal Freedom Variable Annuity            22,553           233,152         2,578          25,724

   Utilities Division:
     The Principal Variable Annuity             1,317,255        15,612,615       286,073       3,453,129
                                           ----------------------------------------------------------------
                                           ----------------------------------------------------------------
                                              135,417,163    $1,061,433,633   104,845,524    $678,088,212
                                           ================================================================

Purchases include reinvested dividends and capital gains. Mortality adjustments are included in purchases and redemptions, as applicable.

Money Market purchases include transactions where investment allocations are not known at the time of the deposit. Redemptions reflect subsequent allocations to directed investment divisions.

                         Report of Independent Auditors



The Board of Directors and Stockholder
Principal Life Insurance Company


We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company, an indirect wholly-owned subsidiary of Principal Mutual Holding Company) as of December 31, 2000 and 1999, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                          /S/  ERNST & YOUNG LLP



Des Moines, Iowa
February 2, 2001



                        Principal Life Insurance Company

                      Consolidated Statements of Operations




                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
                                                                               (In Millions)
Revenues
Premiums and other considerations                                    $3,929.3      $3,937.6      $3,818.4
Fees and other revenues                                               1,214.5       1,126.0         978.8
Net investment income                                                 3,115.5       3,045.8       2,933.8
Net realized capital gains                                              151.8         456.6         465.8
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Total revenues                                                        8,411.1       8,566.0       8,196.8

Expenses
Benefits, claims and settlement expenses                              5,147.1       5,260.9       5,089.0
Dividends to policyholders                                              312.7         304.6         298.7
Operating expenses                                                    2,060.9       1,867.3       2,070.2
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Total expenses                                                        7,520.7       7,432.8       7,457.9
                                                                 ------------------------------------------

Income before income taxes                                              890.4       1,133.2         738.9

Income taxes                                                            248.8         323.5          43.6
                                                                 ------------------------------------------
                                                                 ------------------------------------------
Net income                                                           $  641.6      $  809.7      $  695.3
                                                                 ==========================================



See accompanying notes.



                        Principal Life Insurance Company

                  Consolidated Statements of Financial Position



                                                                                       December 31
                                                                                   2000           1999
                                                                              ------------------------------
                                                                              ------------------------------
                                                                                      (In Millions)
Assets
Fixed maturities, available-for-sale                                             $26,142.1      $23,441.4
Equity securities, available-for-sale                                                710.3          864.2
Mortgage loans                                                                    11,325.8       13,332.2
Real estate                                                                        1,391.7        2,212.0
Policy loans                                                                         803.6          780.5
Other investments                                                                    532.8          637.6
                                                                              ------------------------------
Total investments                                                                 40,906.3       41,267.9

Cash and cash equivalents                                                            998.6          385.5
Accrued investment income                                                            530.4          471.3
Premiums due and other receivables                                                   253.9          304.3
Deferred policy acquisition costs                                                  1,333.3        1,430.9
Property and equipment                                                               471.2          457.9
Goodwill and other intangibles                                                        94.1          152.5
Mortgage loan servicing rights                                                     1,084.4        1,081.0
Separate account assets                                                           33,180.4       33,306.9
Other assets                                                                       1,402.4          457.8
                                                                              ------------------------------
                                                                              ------------------------------
Total assets                                                                     $80,255.0      $79,316.0
                                                                              ==============================
                                                                              ==============================

Liabilities
Contractholder funds                                                             $24,300.2      $24,519.8
Future policy benefits and claims                                                 12,431.7       12,491.2
Other policyholder funds                                                             597.4          676.9
Short-term debt                                                                    1,339.9          348.8
Long-term debt                                                                       672.3          834.2
Income taxes currently payable                                                       124.5           18.2
Deferred income taxes                                                                399.0          265.3
Separate account liabilities                                                      33,180.4       33,306.9
Other liabilities                                                                  1,909.4        1,903.7
                                                                              ------------------------------
                                                                              ------------------------------
Total liabilities                                                                 74,954.8       74,365.0

Stockholder's equity
Common stock, par value $1 per share - authorized  5,000,000 shares,  issued and outstanding 2,500,000 shares (wholly owned indirectly by Principal
   Mutual Holding Company)                                                             2.5            2.5
Additional paid-in capital                                                            21.0            -
Retained earnings                                                                  5,188.6        5,110.6
Accumulated other comprehensive income (loss):
   Net unrealized gains (losses) on available-for-sale securities                    121.1         (102.1)
   Net foreign currency translation adjustment                                       (33.0)         (60.0)
                                                                              ------------------------------
                                                                              ------------------------------
Total stockholder's equity                                                         5,300.2        4,951.0
                                                                              ------------------------------
                                                                              ------------------------------
Total liabilities and stockholder's equity                                       $80,255.0      $79,316.0
                                                                              ==============================

See accompanying notes.



                        Principal Life Insurance Company

                 Consolidated Statements of Stockholder's Equity




                                                                                       Net Unrealized
                                                                                       Gains (Losses)    Net Foreign      Total
                                                            Additional                  on Available-     Currency    Stock-holder's
                                                  Common     Paid-In     Retained         for-Sale       Translation      Equity
                                                   Stock     Capital     Earnings        Securities      Adjustment
                                                ------------------------------------------------------------------------------------
                                                                                    (In Millions)

 Balances at January 1, 1998                        $ -        $  -      $4,257.1        $1,037.5         $(10.6)       $5,284.2
 Issuance of 2,500,000 shares of common stock
   to parent holding company                         2.5          -          (2.5)            -              -              -
 Dividend to parent holding company                  -            -        (200.0)            -              -            (200.0)
 Comprehensive income:
   Net income                                        -            -         695.3             -              -             695.3
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -            -           -            (203.3)           -            (203.3)
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -            -           -            (291.3)           -            (291.3)
   Adjustments for assumed changes
     in amortization patterns:
     Deferred policy acquisition costs               -            -           -              37.1            -              37.1
     Unearned revenue reserves                       -            -           -              (3.6)           -              (3.6)
   Provision for deferred income tax benefit         -            -           -             169.5            -             169.5
   Change in net foreign currency translation
     adjustment                                      -            -           -               -            (18.3)          (18.3)
                                                                                                                     -----------
 Comprehensive income                                                                                                      385.3
                                                 -------------------------------------------------------------------------------
 Balances at December 31, 1998                       2.5          -       4,749.9           745.9          (28.9)        5,469.4
 Dividend to parent holding company                  -            -        (449.0)            -              -            (449.0)
 Comprehensive loss:
   Net income                                        -            -         809.7             -              -             809.7
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -            -           -          (1,375.1)           -          (1,375.1)
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -            -           -            (142.7)           -            (142.7)
   Adjustments for assumed changes in
     amortization patterns:
     Deferred policy acquisition costs               -            -           -             246.1            -             246.1
     Unearned revenue reserves                       -            -           -             (29.5)           -             (29.5)
   Provision for deferred income tax benefit         -            -           -             453.2            -             453.2
   Change in net foreign currency translation
     adjustment                                      -            -           -               -            (31.1)          (31.1)
                                                                                                                     -----------
 Comprehensive loss                                                                                                        (69.4)
                                                 -------------------------------------------------------------------------------
 Balances at December 31, 1999                       2.5          -       5,110.6          (102.1)         (60.0)        4,951.0



                        Principal Life Insurance Company

           Consolidated Statements of Stockholder's Equity (continued)




                                                                                       Net Unrealized
                                                                                       Gains (Losses)    Net Foreign      Total
                                                            Additional                  on Available-     Currency    Stock-holder's
                                                  Common     Paid-In     Retained         for-Sale       Translation      Equity
                                                   Stock     Capital     Earnings        Securities      Adjustment
                                                ------------------------------------------------------------------------------------
                                                                                     (In Millions)

 Balances at January 1, 2000                        $2.5      $  -       $5,110.6        $(102.1)         $(60.0)       $4,951.0
 Reclassification of retained earnings to
   additional paid-in capital                        -         21.0         (21.0)           -               -             -
 Dividends to parent holding company                 -          -          (542.6)           -               -            (542.6)
 Comprehensive income:
   Net income                                        -          -           641.6            -               -             641.6
   Net change in unrealized gains and losses
     on fixed maturities, available-for-sale         -          -             -            721.9             -             721.9
   Net change in unrealized gains and losses
     on equity securities, available-for-sale,
     including seed money in separate accounts
                                                     -          -             -           (270.0)            -            (270.0)
   Adjustments for assumed changes in
     amortization patterns:
     Deferred policy acquisition costs               -          -             -           (122.6)            -            (122.6)
     Unearned revenue reserves                       -          -             -             15.2             -              15.2
   Provision for deferred income taxes               -          -             -           (121.3)            -            (121.3)
   Change in net foreign currency translation
     adjustment                                      -          -             -              -              27.0            27.0
                                                                                                                       -----------
 Comprehensive income                                -          -                                                          891.8
                                                ----------------------------------------------------------------------------------
 Balances at December 31, 2000                      $2.5      $21.0      $5,188.6        $ 121.1          $(33.0)       $5,300.2
                                                ==================================================================================


See accompanying notes.



                        Principal Life Insurance Company

                      Consolidated Statements of Cash Flows




                                                                           Year ended December 31
                                                                     2000           1999           1998
                                                                ---------------------------------------------
                                                                               (In Millions)
Operating activities
Net income                                                         $     641.6    $     809.7   $     695.3
Adjustments to reconcile net income to net cash provided by
   operating activities:
   Amortization of deferred policy acquisition costs                     238.6          173.7         219.0
   Additions to deferred policy acquisition costs                       (263.6)        (253.8)       (229.1)
   Accrued investment income                                             (59.1)         (37.0)         22.9
   Premiums due and other receivables                                    (25.0)         102.2          (1.9)
   Contractholder and policyholder liabilities and dividends
                                                                       1,429.6        1,633.0       1,616.1
   Current and deferred income taxes                                     127.9           45.8        (264.8)
   Net realized capital gains                                           (151.8)        (456.6)       (465.8)
   Depreciation and amortization expense                                  71.4           72.5         110.5
   Amortization and impairment/recovery of mortgage servicing
     rights                                                              157.3           94.4         142.3
   Other                                                                (367.1)         (34.0)        212.1
                                                                ---------------------------------------------
Net adjustments                                                        1,158.2        1,340.2       1,361.3
                                                                ---------------------------------------------
Net cash provided by operating activities                              1,799.8        2,149.9       2,056.6

Investing activities Available-for-sale securities:
   Purchases                                                         (12,932.5)     (11,510.2)     (7,475.1)
   Sales                                                               7,312.8        6,947.1       5,857.2
   Maturities                                                          2,665.3        2,599.2       1,376.7
Mortgage loans acquired or originated                                (10,471.3)     (16,594.6)    (14,261.4)
Mortgage loans sold or repaid                                         12,026.8       16,361.5      14,477.8
Net change in mortgage servicing rights                                 (182.9)        (307.5)       (387.4)
Real estate acquired                                                    (324.3)        (449.7)       (436.3)
Real estate sold                                                         795.8          869.8         661.6
Net change in property and equipment                                     (27.2)         (19.7)        (23.1)
Proceeds from sales of subsidiaries                                        -             41.7          95.5
Purchases of interest in subsidiaries, net of cash acquired
                                                                           -            (12.8)       (217.7)
Net change in other investments                                          187.9         (259.2)       (360.9)
                                                                ---------------------------------------------
Net cash used in investing activities                                   (949.6)      (2,334.4)       (693.1)



                        Principal Life Insurance Company

                Consolidated Statements of Cash Flows (continued)




                                                                           Year ended December 31
                                                                     2000           1999           1998
                                                                ---------------------------------------------
                                                                               (In Millions)
Financing activities
Issuance of debt                                                 $     230.4    $     203.5     $     243.0
Principal repayments of debt                                          (119.9)         (40.2)          (50.9)
Proceeds of short-term borrowings                                    1,373.4        4,952.4         8,627.7
Repayment of short-term borrowings                                    (346.8)      (4,895.7)       (8,924.3)
Dividends paid to parent holding company                              (345.5)        (354.5)         (140.0)
Investment contract deposits                                         3,982.6        5,325.4         5,854.1
Investment contract withdrawals                                     (5,011.3)      (5,081.7)       (7,058.3)
                                                                ---------------------------------------------
Net cash provided by (used in) financing activities                   (237.1)         109.2        (1,448.7)
                                                                ---------------------------------------------

Net increase (decrease) in cash and cash equivalents
                                                                       613.1          (75.3)          (85.2)

Cash and cash equivalents at beginning of year                         385.5          460.8           546.0
                                                                ---------------------------------------------
Cash and cash equivalents at end of year                         $     998.6    $     385.5     $     460.8
                                                                =============================================

Schedule of noncash operating and investing activities
Net transfer of noncash assets and liabilities to an
   unconsolidated limited liability company in exchange for a
   minority interest.                                             $   (255.0)
                                                                ===============
                                                                ===============
Dividend of net noncash assets and liabilities of Principal
   International de Chile, S.A. and Principal Compania de
   Seguros de Vida Chile, S.A. to Principal Financial
   Services, Inc. on September 28, 2000
                                                                  $   (170.6)
                                                                ===============
Dividend of net noncash assets and liabilities of Princor
   Financial Services Corporation to Principal Financial
   Services, Inc. on April 1, 1999
                                                                               $      (12.0)
                                                                               ================
                                                                               ================
Net transfer of noncash assets and  liabilities of Principal  Health Care Inc. on
   April 1, 1998 in exchange for common shares of Coventry Health Care, Inc.
                                                                                                 $   (160.0)
                                                                                               ==============

See accompanying notes.



                        Principal Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2000



1. Nature of Operations and Significant Accounting Policies

Reorganization

Effective July 1, 1998, Principal Mutual Life Insurance Company formed a mutual insurance holding company ("Principal Mutual Holding Company") and converted to a stock life insurance company ("Principal Life Insurance Company"). All of the shares of Principal Life Insurance Company were issued to Principal Mutual
Holding Company through two newly formed intermediate holding companies, Principal Financial Group, Inc. and Principal Financial Services, Inc. The reorganization itself did not have a material financial impact on Principal Life Insurance Company and its consolidated subsidiaries, as the net assets so transferred to achieve the change in legal organization were accounted for at historical carrying amounts in a manner similar to that in pooling-of-interests accounting.

Plan of Demutualization

In 2000, the Board of Directors of Principal Mutual Holding Company approved management's recommendation to develop a plan of demutualization to convert Principal Mutual Holding Company into a stock company. Management expects to complete development of the plan of demutualization in the first half of 2001. The plan will primarily address how the organization will be restructured, required approvals, and eligibility for and allocation of policyholder compensation. The proposed plan, when completed, will be subject to approval by the Board of Directors, eligible policyholders of Principal Life Insurance Company and the Insurance Commissioner of the State of Iowa.

Description of Business

Principal  Life  Insurance  Company  and  its  consolidated  subsidiaries  ("the
Company") is a diversified financial services organization engaged in the marketing and management of retirement savings, investment and insurance products and services in the United States and selected international markets and residential mortgage loan origination and servicing in the United States.

Basis of Presentation

The accompanying consolidated financial statements of the Company and its majority-owned subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). Less than majority-owned entities in which the Company has at least a 20% interest are reported on the equity basis in the consolidated statements of financial position as other investments. A temporarily controlled subsidiary is carried at the lower of cost or fair value, and is included in other investments. All significant intercompany accounts and transactions have been eliminated.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Total assets of the unconsolidated entities amounted to $2,234.9 million at December 31, 2000 and $2,314.8 million at December 31, 1999. Total revenues of the unconsolidated entities were $2,127.9 million in 2000, $1,971.5 million in 1999 and $1,749.9 million in 1998. During 2000, 1999 and 1998, the Company included $31.4 million, $107.7 million and $18.2 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Closed Block

In conjunction with the formation of the mutual insurance holding company, the Company established a closed block for the benefit of individual participating dividend-paying policies in force on that date. The closed block was designed to provide reasonable assurance to policyholders included therein that, after the Reorganization, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales if the experience underlying such scales continued. Assets were allocated to the closed block in amounts such that their cash flows together with anticipated revenues from policies included in the closed block, were reasonably expected to be sufficient to support such policies, including provision for payment of claims, certain expenses, charges and taxes, and to provide for the continuation of dividends in aggregate in accordance with the 1997 policy dividend scales if the experience underlying such scales continued, and to allow for appropriate adjustments in such scales if the experience changes.

Assets allocated to the closed block inure to the benefits of the holders of policies included in the closed block. Closed block assets and liabilities are carried on the same basis as similar assets and liabilities held by the Company. The Company will continue to pay guaranteed benefits under all policies, including the policies included in the closed block, in accordance with their terms. If the assets allocated to the closed block, the investment cash flows from those assets and the revenues from the policies included in the closed block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the closed block, the Company will be required to make such payments from its general funds. See Note 7.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Investments in fixed maturities and equity securities are classified as available-for-sale and, accordingly, are carried at fair value. (See Note 14 for policies related to the determination of fair value.) The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using a constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates and the estimated lives of the securities.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are fair market values of the properties at the time of foreclosure. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. The Company recognizes impairment losses for its properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported as net realized capital losses.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, and net of valuation allowances. Any changes in the valuation allowances are reported as net realized capital gains (losses). The Company measures impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. The Company has residential mortgage loans held for sale in the amount of $84.8 million and $432.1 million and commercial mortgage loans held for sale in the amount of $520.9 million and $280.1 million at December 31, 2000 and 1999, respectively, which are carried at lower of cost or fair value and reported as mortgage loans in the statements of financial position.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Net realized capital gains and losses on investments are determined using the specific identification basis.

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

The Company sells commercial mortgage loans on an unconsolidated trust which then issues mortgage-backed securities. The Company may retain interests in the loans by purchasing portions of the securities from the issuance. Gain or loss on the sales of the mortgages depends in part on the previous carrying amounts of the financial assets involved in the transfer, which is allocated between the assets sold and the retained interests based on their relative fair value at the date of transfer. Fair values are determined by quoted market prices of external buyers of each class of security purchased. The retained interests are thereafter carried at fair value as is the case of other fixed maturity investments.

The Company also sells residential mortgage loans in securitization transactions, and retains servicing rights which are retained interests in the securitized loans. Gain or loss on the sales of the loans depends in part on the previous carrying amounts of the financial assets sold and the retained interests based on their relative fair values at the date of the transfer. To obtain fair values, quoted market prices are used if available. However, quotes are generally not available for retained interests, so the Company estimates fair value based on the present value of the future expected cash flows using management's best estimates of the key assumptions - prepayment speeds and option adjusted spreads commensurate with the risks involved.

Derivatives

Derivatives are generally held for purposes other than trading and are primarily used to hedge or reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix consistent with the Company's risk management activities.

The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. The Company is also exposed to credit losses in the event of nonperformance of the counterparties. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The Company's use of derivatives is further described in Note 6. The net interest effect of interest rate and currency swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The cost of other derivative contracts is amortized over the life of the contracts and classified with the results of the underlying hedged item. Certain contracts are designated as hedges of specific assets and, to the extent those assets are marked to market, the hedge contracts are also marked to market and included as an adjustment of the underlying asset value. Other contracts are designated and accounted for as hedges of certain liabilities and are not marked to market. Futures contracts and mortgage-backed forwards are used to hedge anticipated transactions. Futures contracts are marked to market value and settled daily. However, changes in the market value of such contracts have not qualified for inclusion in the measurements of subsequent transactions or represent hedges of items reported at fair value. Accordingly, such changes in market value are reported in net income in the period of change.

Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce the Company's exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the changes in value of the derivatives are included in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims, and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating and traditional life insurance policies. Investment contracts are contractholders' funds on deposit with the Company and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges plus credited interest.

Reserves for universal life insurance contracts are equal to cumulative premiums less charges plus credited interest which represents the account balances that accrue to the benefit of the policyholders. Reserves for non-participating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally vary by plan, year of issue and policy duration. Investment yield is based on the Company's experience. Mortality, morbidity and withdrawal rate assumptions are based on experience of the Company and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in the contract.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Participating business represented approximately 34%, 34% and 36% of the Company's life insurance in force and 79%, 78% and 81% of the number of life insurance policies in force at December 31, 2000, 1999 and 1998, respectively. Participating business represented approximately 64%, 63% and 76% of life insurance premiums for the years ended December 31, 2000, 1999 and 1998, respectively.

The amount of dividends to policyholders is approved annually by the Company's Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company. At the end of the reporting period, the Company establishes a dividend liability for the pro-rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life and health insurance products include those products with fixed and guaranteed premiums and benefits, and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from those products are recognized as revenue when due.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Some group contracts allow for premiums to be adjusted to reflect emerging experience. Such adjusted premiums are recognized in the period that the related experience emerges. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided.

Related policy benefits and expenses for individual and group life and health insurance products are associated with earned premiums and result in the recognition of profits over the expected lives of the policies and contracts.

Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject the Company to risks arising from policyholder mortality or morbidity, and consist primarily of Guaranteed Investment Contracts ("GICs") and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans.

Fees and other revenues arising from the residential mortgage banking operations consist of revenues earned for servicing and originating residential mortgage loans as well as marketing other products to servicing portfolio customers. Net revenues are also recognized on the sale of residential mortgage loans and residential mortgage loan servicing rights.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and agency expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Acquisition costs that are not deferrable and maintenance costs are charged to operations as incurred.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Deferred policy acquisition costs for universal life-type insurance contracts and participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. This amortization is adjusted retrospectively when estimates of current or future gross profits and margins to be realized from a group of products and contracts are revised. The deferred policy acquisition costs of non-participating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs would be written off to the extent that it is determined that future policy premiums and investment income or gross profit margins would not be adequate to cover related losses and expenses.

Reinsurance

The Company enters into reinsurance agreements with other companies in the normal course of business. The Company may assume reinsurance from or cede reinsurance to other companies. Premiums and expenses are reported net of reinsurance ceded. The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2000, 1999 and 1998, respectively, the Company had reinsured $13.2 billion, $10.2 billion and $6.9 billion of life insurance in force, representing 9%, 7% and 5% of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, the Company evaluates the financial condition of its reinsurers and continually monitors concentrations of credit risk.

The effect of reinsurance on premiums and other considerations and policy and contract benefits and changes in reserves is as follows (in millions):

                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
   Premiums and other considerations:
     Direct                                                          $4,074.8      $3,990.0      $3,799.9
     Assumed                                                             24.6           4.1          62.2
     Ceded                                                             (170.1)        (56.5)        (43.7)
                                                                 ------------------------------------------
   Net premiums and other considerations                             $3,929.3      $3,937.6      $3,818.4
                                                                 ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

                                                                          Year ended December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Benefits, claims and settlement expenses:
     Direct                                                          $5,302.6      $5,296.1      $5,051.5
     Assumed                                                              1.9          (1.3)         66.0
     Ceded                                                             (157.4)        (33.9)        (28.5)
                                                                 ------------------------------------------
   Net benefits, claims and settlement expenses                      $5,147.1      $5,260.9      $5,089.0
                                                                 ==========================================

Guaranty-fund Assessments

Guaranty-fund assessments are accrued for anticipated assessments, which are estimated using data available from various industry sources that monitor the current status of open and closed insolvencies. The Company has also established an other asset for assessments expected to be recovered through future premium tax offsets.

Separate Accounts

The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. Generally, the separate account contract owner, rather than the Company, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any other business of the Company. The Company receives a fee for administrative, maintenance and investment advisory services that is included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

Income Taxes

Principal Mutual Holding Company files a U.S. consolidated income tax return that includes the Company and all of its qualifying subsidiaries and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The
Company is taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred tax assets and deferred tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Foreign Exchange

The Company's foreign subsidiaries' statements of financial position and operations are translated at the current exchange rates and average exchange rates for the year, respectively. Resulting translation adjustments for foreign subsidiaries and certain other transactions are reported as a component of equity. Other translation adjustments for foreign currency transactions that affect cash flows are reported in current operations.

Pension and Postretirement Benefits

The Company accounts for its pension benefits and postretirement benefits other than pension (medical, life insurance and long-term care) using the full accrual method.

Property and Equipment

Property  and  equipment  includes  home office  properties,  related  leasehold improvements, purchased and internally developed software and other fixed assets. Property and equipment use is shown in the consolidated statements of financial position at cost less allowances for accumulated depreciation. Provisions for depreciation of property and equipment are computed principally on the straight-line method over the estimated useful lives of the assets. Property and equipment and related accumulated depreciation are as follows (in millions):
                                                             December 31
                                                         2000           1999
                                                     ---------------------------

   Property and equipment                                $846.3        $777.2
   Accumulated depreciation                              (375.1)       (319.3)
                                                     ---------------------------
   Property and equipment, net                           $471.2        $457.9
                                                     ===========================

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net assets (i.e., goodwill) and other intangible assets which have been recorded in connection with acquisitions. These assets are amortized on a straight-line basis generally over 10 to 15 years. The carrying amount of goodwill and other intangibles is reviewed periodically for indicators of impairment in value, which in the view of management are other than temporary, including unexpected or adverse changes in the economic or competitive environments in which the Company operates, profitability analyses and the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business and reduces the goodwill to an amount that results in the book value of the subsidiary approximating fair value.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and other intangibles, and related accumulated amortization, are as follows (in millions):
                                                            December 31
                                                        2000           1999
                                                     ---------------------------

   Goodwill                                             $137.9        $176.6
   Other intangibles                                       0.3          21.7
                                                     ---------------------------
                                                         138.2         198.3
   Accumulated amortization                              (44.1)        (45.8)
                                                     ---------------------------
   Total goodwill and other intangibles, net           $  94.1        $152.5
                                                     ===========================

Premiums Due and Other Receivables

Premiums due and other  receivables  include life and health insurance  premiums
due,   reinsurance   recoveries,   guaranty  funds  receivable  or  on  deposit,
receivables from the sale of securities and other receivables.

Mortgage Loan Servicing Rights

Mortgage loan servicing rights represent the cost of purchasing or originating the right to service mortgage loans. These costs are capitalized and amortized to operations over the estimated remaining lives of the underlying loans using the interest method and taking into account appropriate prepayment assumptions. Capitalized mortgage loan servicing rights are periodically assessed for impairment, which is recognized in the consolidated statements of operations during the period in which impairment occurs by establishing a corresponding valuation allowance. For purposes of performing its impairment evaluation, the Company stratifies the servicing portfolio on the basis of specified predominant risk characteristics, including loan type and note rate. A valuation model is used to determine the fair value at each stratum. Cash flows are calculated using an internal prepayment model and discounted at a spread to London Inter-Bank Offer Rates. External valuations are obtained for comparative purposes. Impairment (recovery) of mortgage loan servicing rights was $(0.5) million, $(53.2) million and $51.9 million in 2000, 1999 and 1998, respectively.

Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders, which would not be applicable to a mutual holding company.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities
     arising during the year                                         $252.6       $(1,037.9)    $(531.8)
   Adjustment for realized gains (losses) on available-for-sale securities included in net income
                                                                      (29.4)          189.9       240.2
                                                                 ------------------------------------------
   Unrealized gains (losses) on available-for-sale securities,
     as adjusted                                                     $223.2       $  (848.0)    $(291.6)
                                                                 ==========================================

The above adjustment for net realized gains on available-for-sale securities included in net income is presented net of tax, related changes in the amortization patterns of deferred policy acquisition costs and unearned revenue reserves.

Reclassifications

Reclassifications have been made to the 1998 and 1999 consolidated financial statements to conform to the 2000 presentation.

Accounting Changes

In June 1998, the Financial Accounting Standards Board (the "FASB") issued Statement No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). In June 1999, Statement No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137") was issued deferring the effective date of SFAS 133 by one year. The new effective date for the Company to adopt SFAS 133 is January 1, 2001. In June 2000, the FASB issued Statement No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities an amendment of FASB Statement No. 133 which amended the accounting and reporting standards of SFAS 133 for certain derivative instruments and certain hedging activities. SFAS 133 will require the Company to include all derivatives in the consolidated statement of financial position at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Changes in derivative fair values will either be recognized in earnings as offsets to the changes in fair value of related hedged assets, liabilities and firm commitments or, for forecasted transactions, deferred and recorded as a component of equity until the hedged transactions occur and are recognized in earnings. The ineffective portion of a hedging derivative's change in fair value will be immediately recognized in earnings. Derivatives not used in hedging



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




1. Nature of Operations and Significant Accounting Policies (continued)

activities must be adjusted to fair value through earnings. The Company adopted SFAS 133 effective January 1, 2001. The Company evaluated the effect implementation would have on its reported results of operations and financial position, based on derivatives holdings and market conditions as of December 31, 2000. That evaluation indicated that the implementation of SFAS 133 would not have had a material impact on the results of operations and financial position as of and for the year ended December 31, 2000.

On January 1, 1999, the Company implemented the Statement of Position ("SOP") 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 defines internal use software and when the costs associated with internal use should be capitalized. The implementation did not have a material impact on the Company's consolidated financial statements.

In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3, Accounting by Insurance Enterprises for Demutualization and Formation of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts. The effective date for adoption of SOP 00-3, with retroactive application and restatement of all previously issued financial statements, is for fiscal years beginning after December 15, 2000, however, early adoption is encouraged by the Accounting Standards Executive Committee. The Statement provides guidance on accounting by insurance companies for demutualization and the formation of mutual insurance holding companies. The Statement specifies that closed block assets, liabilities, revenues and expenses should be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. The Statement also provides guidance regarding: accounting for predemutualization participating contracts, establishment of a policyholder dividend obligation for earnings that relate to the closed block, but do not inure to stockholders, if applicable, accounting for participating policies sold outside the closed block, accounting for expenses related to a demutualization and the formation of an MIHC, accounting for retained earnings and other comprehensive income and accounting for a distribution from an MIHC to its members. The Company early adopted SOP 00-3 during 2000, and financial statements for all periods presented have been reclassified to reflect the guidance set forth in SOP 00-3. See Note 7.


2. Related Party Transactions

The Company and its direct parent, Principal Financial Services, Inc. ("Principal Financial Services"), are parties to a cash advance agreement, which allows those entities to pool their available cash in order to more efficiently and effectively invest their cash. The cash advance agreement allows (i) the Company to advance cash to Principal Financial Services in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day "AA" Financial Commercial Paper Discount Rate published by the Federal Reserve (the "Internal Crediting Rate"); and (ii)



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




2. Related Party Transactions (continued)

Principal Financial Services to advance cash to the Company in aggregate principal amounts not to exceed $250.0 million, with such advance amounts earning interest at the Internal Crediting Rate plus 5 basis points to reimburse Principal Financial Services for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, the Company had a receivable from Principal Financial Services of $843.6 million and $284.4 million at December 31, 2000 and 1999, respectively.


3. Mergers, Acquisitions and Divestitures

On December 21, 2000, the Company entered into an agreement to dispose of the stock of Principal International Espana, S.A. de Seguros de Vida, a subsidiary in Spain. The transaction is expected to be completed in the first quarter of 2001, after which the Company will have no business operations in Spain. In 2000, the consolidated financial statements included $222.7 million in assets, $49.4 million in revenues and $(1.2) million of pretax losses related to these operations.

Beginning January 1, 2000, the Company ceased new sales of Medicare supplement insurance and effective July 1, 2000, the Company entered into a reinsurance agreement to reinsure 100% of the Medicare supplement insurance block of business. Medicare supplement insurance premiums were $98.4 million for the six months ended June 30, 2000 and $164.6 million for the year ended December 31, 1999.

During 1999, various other acquisitions were made by the Company at purchase prices aggregating $13.5 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1999 and total 1999 revenue of $17.0 million and $11.6 million, respectively.

Effective April 1, 1998, the Company transferred substantially all of its managed care operations with Coventry Corporation in exchange for a non-majority ownership position in the resulting entity, Coventry Health Care, Inc. The Company's investment in Coventry Health Care, Inc. is accounted for using the equity method. Net equity of the transferred business on April 1, 1998 was $170.0 million. Consolidated financial results for 1997 included total assets at December 31, 1997, and total revenues and pretax loss for the year then ended of approximately $419.0 million, $883.3 million and $(26.1) million, respectively, for the transferred business. In September 2000, the Company sold a portion of its equity ownership position, which reduced its ownership to approximately 25% and resulted in a realized capital gain of $13.9 million, net of tax.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




3. Mergers, Acquisitions and Divestitures (continued)

During 1998, various acquisitions were made by the Company at purchase prices aggregating $224.5 million. The acquisitions were all accounted for using the purchase method and the results of operations of the acquired businesses have been included in the financial statements of the subsidiaries from the dates of acquisition. Such acquired companies had total assets at December 31, 1998 and total 1998 revenue of $458.8 million and $58.3 million, respectively.

During 1998, various divestitures were made by the Company at selling prices aggregating $117.9 million and $15.3 million in net realized capital gains were realized as a result of these divestitures. In 1997, the financial statements included $151.6 million in assets, $205.7 million in revenues and $19.8 million of pretax losses related to these subsidiaries.

Effective July 1, 1998, the Company no longer participates in reinsurance pools related to the Federal Employee Group Life Insurance and Service Group Life Insurance programs. In 1997, the premium assumed from these arrangements was approximately $84.9 million.

4. Investments

Under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, securities are generally classified as available-for-sale, held-to-maturity, or trading. The Company has classified its entire fixed maturities portfolio as available-for-sale, although it is generally the Company's intent to hold these securities to maturity. The Company has also classified all equity securities as available-for-sale. Securities classified as available-for-sale are reported at fair value in the consolidated statements of financial position with the related unrealized holding gains and losses on such available-for-sale securities reported as a separate component of equity after adjustments for related changes in deferred policy acquisition costs, unearned revenue reserves and deferred income taxes.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2000 and 1999, are as follows (in millions):

                                                                    Gross           Gross
                                                                 Unrealized      Unrealized         Fair
                                                    Cost            Gains          Losses          Value
                                               ---------------------------------------------------------------
                                               ---------------------------------------------------------------
   December 31, 2000 Fixed maturities:
     United States Government and
        agencies                                   $    23.2         $  0.1         $  0.2          $    23.1
     Foreign governments                               692.8           25.0            5.3              712.5
     States and political subdivisions                 287.4           12.5            4.2              295.7
     Corporate - public                              8,795.2          216.5          129.3            8,882.4
     Corporate - private                             9,807.6          208.9          206.0            9,810.5
     Mortgage-backed and other asset-backed
       securities                                    6,244.2          208.0           34.3            6,417.9
                                               ---------------------------------------------------------------
   Total fixed maturities                          $25,850.4         $671.0         $379.3          $26,142.1
                                               ===============================================================
                                               ===============================================================
   Total equity securities                         $   773.9         $190.6         $254.2          $   710.3
                                               ===============================================================
                                               ===============================================================

   December 31, 1999 Fixed maturities:
     United States Government and agencies
                                                   $   163.6         $    -         $  1.7          $   161.9
     Foreign governments                               820.1           18.7           15.1              823.7
     States and political subdivisions                 176.1            1.3            9.9              167.5
     Corporate - public                              5,425.4           74.4          140.6            5,359.2
     Corporate - private                            11,474.5          106.7          363.0           11,218.2
     Mortgage-backed and other asset-backed
       securities                                    5,832.2           12.6          133.9            5,710.9
                                               ---------------------------------------------------------------
   Total fixed maturities                          $23,891.9         $213.7         $664.2          $23,441.4
                                               ===============================================================
   Total equity securities                         $   720.8         $176.3         $ 32.9          $   864.2
                                               ===============================================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The cost and fair value of fixed maturities available-for-sale at December 31, 2000, by expected maturity, are as follows (in millions):

                                                                                  Cost         Fair Value
                                                                              -------------------------------
                                                                              -------------------------------

   Due in one year or less                                                       $  1,111.7      $ 1,099.4
   Due after one year through five years                                           9,727.5         9,726.9
   Due after five years through ten years                                          5,135.9         5,213.5
   Due after ten years                                                             3,631.1         3,684.4
                                                                              -------------------------------
                                                                              -------------------------------
                                                                                  19,606.2        19,724.2
   Mortgage-backed and other asset-backed securities                               6,244.2         6,417.9
                                                                              -------------------------------
                                                                              -------------------------------
   Total                                                                         $25,850.4       $26,142.1
                                                                              ===============================

The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or pre-pay obligations.

Major categories of net investment income are summarized as follows (in millions):

                                                                          Year ended December 31
                                                                   2000           1999           1998
                                                               ---------------------------------------------

   Fixed maturities, available-for-sale                           $1,856.5      $1,711.1        $1,587.5
   Equity securities, available-for-sale                              67.5          46.1            31.6
   Mortgage loans                                                  1,005.0       1,111.1         1,143.0
   Real estate                                                       171.0         187.5           143.2
   Policy loans                                                       55.1          50.2            50.9
   Cash and cash equivalents                                          69.9          20.9             8.8
   Other                                                              43.3          43.3           108.1
                                                               ---------------------------------------------
                                                               ---------------------------------------------
                                                                   3,268.3       3,170.2         3,073.1

   Less investment expenses                                         (152.8)       (124.4)         (139.3)
                                                               ---------------------------------------------
                                                               ---------------------------------------------
   Net investment income                                          $3,115.5      $3,045.8        $2,933.8
                                                               =============================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The major components of net realized capital gains on investments are summarized as follows (in millions):

                                                                            Year ended December 31
                                                                      2000          1999           1998
                                                                  -------------------------------------------

   Fixed maturities, available-for-sale:
     Gross gains                                                     $  28.9       $  31.2        $ 61.4
     Gross losses                                                     (155.0)       (125.4)        (33.5)
   Equity securities, available-for-sale:
     Gross gains                                                        84.2         408.7         341.7
     Gross losses                                                       (3.9)        (25.7)        (38.8)
   Mortgage loans                                                        8.6          (8.9)          6.3
   Real estate                                                          82.3          56.4         120.6
   Other                                                               106.7         120.3           8.1
                                                                  -------------------------------------------
   Net realized capital gains                                        $ 151.8       $ 456.6        $465.8
                                                                  ===========================================

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $5.5 billion, $5.5 billion and $2.8 billion in 2000, 1999 and 1998 respectively. Of the 2000, 1999 and 1998 proceeds, $2.6 billion, $3.8 billion and $2.2 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $2.0 million, $2.1 million and $23.0 million and gross losses of $40.1 million, $60.3 million and $7.0 million in 2000, 1999 and 1998, respectively, were realized on sales of mortgage-backed securities. At December 31, 1999, the Company had security purchases payable totaling $21.9 million relating to the purchases of mortgage-backed securities at forward dates.

The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale is reported as a separate component of equity, reduced by adjustments to deferred policy acquisition costs and unearned revenue reserves that would have been required as a charge or credit to operations had such amounts been realized and a provision for deferred income taxes. The cumulative amount of net unrealized gains and losses on available-for-sale securities is as follows (in millions):

                                                                                       December 31
                                                                                   2000           1999
                                                                               -----------------------------
   Net unrealized gains and losses on fixed maturities, available-for-sale         $284.3       $(437.6)
   Net unrealized gains and losses on equity securities, available-for-sale,
     including seed money in separate accounts                                      (63.9)        206.1
   Adjustments for assumed changes in amortization patterns:
     Deferred policy acquisition costs                                              (43.2)         79.4
     Unearned revenue reserves                                                        2.9         (12.3)
   Provision for deferred income (taxes) tax benefit                                (59.0)         62.3
                                                                               -----------------------------
   Net unrealized gains and losses on available-for-sale securities                $121.1       $(102.1)
                                                                               =============================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 2000 and 1999, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                              Property Type Distribution
                                     December 31                                          December 31
                                   2000        1999                                     2000       1999
                                -----------------------                              -----------------------

   New England                       5%          5%       Office                         30%        31%
   Middle Atlantic                  15          14        Retail                         34         33
   East North Central                9          10        Industrial                     31         32
   West North Central                4           5        Apartments                      4          3
   South Atlantic                   24          25        Hotel                           1          1
   East South Central                4           3        Mixed use/other                 1          1
   West South Central                8           7        Valuation allowance            (1)        (1)
   Mountain                          6           5
   Pacific                          26          27
   Valuation allowance              (1)         (1)


Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established for the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The provision for losses is reported as a net realized capital loss.

Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries are credited to the allowance for losses. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may change.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

A summary of the changes in the mortgage loan allowance for losses is as follows (in millions):

                                                                                    December 31
                                                                           2000        1999        1998
                                                                        ------------------------------------

   Balance at beginning of year                                            $117.8      $113.0      $121.4
   Provision for losses                                                       5.4         9.2         7.3
   Releases due to write-downs, sales and foreclosures                      (12.8)       (4.4)      (15.7)
                                                                        ------------------------------------
   Balance at end of year                                                  $110.4      $117.8      $113.0
                                                                        ====================================

The Company was servicing approximately 582,000 and 555,000 residential mortgage loans with aggregate principal balances of approximately $55,987.4 million and $51,875.5 million at December 31, 2000 and 1999, respectively. In connection with these mortgage servicing activities, the Company held funds in trust for others totaling approximately $343.8 million and $334.0 million at December 31, 2000 and 1999, respectively. In connection with its loan administration activities, the Company advances payments of property taxes and insurance premiums and also advances principal and interest payments to investors in advance of collecting funds from specific mortgagors. In addition, the Company makes certain payments of attorney fees and other costs related to loans in foreclosure. These amounts receivable are recorded, at cost, as advances on serviced loans. Amounts advanced are considered in management's evaluation of the adequacy of the mortgage loan allowance for losses.

In June 2000, the Company's mortgage banking segment created a special purpose entity to provide an off-balance sheet source of funding for the Company's residential mortgage loan production. The Company sells residential mortgage loans to the special purpose entity, where they are warehoused until sold to the final investor. A maximum of $1 billion may be warehoused by the special purpose entity at any given time. Through December 31, 2000, $5,340.8 million of loans had been sold to the special purpose entity and $688.2 million was warehoused by the special purpose entity at December 31, 2000. The Company remains the servicer of the mortgage loans and also performs secondary marketing, accounting and various administrative functions on behalf of the special purpose entity. The special purpose entity is owned by unaffiliated equity certificate holders and thus, is not consolidated with the Company.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




4. Investments (continued)

In  October  2000,  the  Company's   mortgage   banking  unit  also  created  an
unconsolidated qualifying special purpose entity ("QSPE") to provide an off-balance sheet source of funding for up to $250 million of qualifying delinquent mortgage loans. The Company sells qualifying delinquent loans to the QSPE, which then pledges the loans to secure its borrowings from a Delaware business trust. The trust funds its loan to the QSPE by selling participations certifications to commercial paper conduit purchasers. Mortgage loans remain in the QSPE until they are processed through claims, reinstated or paid off. The Company is retained as the servicer on the mortgage loans and also performs accounting and various administrative functions on behalf of the QSPE. The Company's retained interest in the mortgage loans of $10.2 million is classified as other assets in the consolidated statements of financial position.

Real estate holdings and related accumulated depreciation are as follows (in millions):

                                                           December 31
                                                       2000           1999
                                                    ----------------------------

   Investment real estate                            $   813.4      $1,339.6
   Accumulated depreciation                             (117.1)       (161.0)
                                                    ----------------------------
                                                         696.3       1,178.6
   Properties held for sale                              695.4       1,033.4
                                                    ----------------------------
   Real estate, net                                   $1,391.7      $2,212.0
                                                    ============================

Included in other investments are properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $612.1 million and $760.1 million at December 31, 2000 and 1999, respectively. The Company is committed to providing additional mortgage financing for such joint ventures aggregating $71.5 million and $76.8 million at December 31, 2000 and 1999, respectively.


5. Securitization Transactions

Commercial Mortgage Loans

During 2000 and 1999, the Company sold commercial mortgage loans in securitization transactions. In each of those securitizations, the Company retained primary servicing responsibilities and other interests. The Company receives annual servicing fees approximating 0.01 percent, which approximates cost. The investors and the securitization trusts have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interests is subject primarily to credit risk.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Securitization Transactions (continued)

In  2000,  the  Company   recognized   pretax  gains  of  $0.7  million  on  the
securitization of commercial mortgage loans.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from transactions completed during the year included a cumulative default rate between five and eight percent. The assumed range of the loss severity, as a percentage of defaulted loans, was between 13 and 25 percent. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

At December 31, 2000, the fair values of retained interests related to the securitizations of commercial mortgage loans were $65.2 million. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2000 as a result of these assumptions were not significant.

Residential Mortgage Loans

During 2000 and 1999, the Company sold residential mortgage loans in securitization transactions. In those securitizations, the Company retained servicing responsibilities and subordinated interests. The Company receives annual servicing fees approximating 0.4 percent of the outstanding balance and rights to future cash flows arising after the investors have received the return for which they have contracted. The investors have no recourse to the Company's other assets for failure of debtors to pay when due. The Company's retained interests are subordinate to the investor's interests. Their value is subject to prepayment and interest rate risks on the transferred assets.

In  2000,  the  Company   recognized   pretax  gains  of  $9.4  million  on  the
securitization of residential mortgage loans.

The key economic assumptions used in determining the fair value of mortgage servicing rights at the date of securitization resulting from securitizations completed in 2000 were as follows:

               Weighted average life (years)                              6.87
               Prepayment speed                                          11.81%
               Static yield to maturity discount rate                    10.74%


Prepayment speed is the constant prepayment rate that results in the weighted average life disclosed above.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




5. Securitization Transactions (continued)

At December 31, 2000, key economic assumptions and the sensitivity of the current fair value of the mortgage servicing rights to immediate 10 and 20 percent adverse changes in those assumptions are as follows ($ in millions):

           Fair value of retained interests                        $1,193.4
           Expected weighted average life (in years)                    6.7
           Prepayment speed                                           12.43%
           Decrease in fair value of 10% adverse change            $   45.7
           Decrease in fair value of 20% adverse change            $   87.1
           Static yield to maturity discount rate                      9.44%
           Decrease in fair value of 10% adverse change            $   73.8
           Decrease in fair value of 20% adverse change            $  147.7

These sensitivities are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10% variation in assumptions generally cannot be extrapolated because the relationship of the change in the assumption to the change in fair value may not be linear. Also, in the above table, the effect of a variation in a particular assumption on the fair value of the servicing rights is calculated independently without changing any other assumption. In reality, changes in one factor may result in change in another, which might magnify or counteract the sensitivities. For example, changes in prepayment speed estimates could result in changes in the discount rate.

The table below summarizes cash flows received from and paid to securitizations trusts for the year ended December 31, 2000 (in millions):

           Proceeds from new securitizations                        $9,624.5
           Servicing fees received                                     237.5
           Other cash flows received on retained interests              29.4


6. Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and mortgage-backed securities forwards to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and mortgage-backed securities forwards are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures contracts represent the extent of the Company's involvement.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company uses interest rate swaps to more closely match the interest rate characteristics of its assets with those of its liabilities. Swaps are used in asset and liability management to modify duration and match cash flows. Occasionally, the Company will sell a callable investment-type contract and may use interest rate swaptions or similar instruments to transform the callable liability into a fixed term liability. In addition, the Company may sell an investment-type contract with attributes tied to market indices in which case the Company uses a call option to transform the liability into a fixed rate liability. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately four years at December 31, 2000 and five years at December 31, 1999. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

The Company enters into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated fixed rate assets and liabilities into U.S. dollar denominated instruments to eliminate the exposure to future currency volatility on those items. At December 31, 2000, the Company had various foreign currency exchange agreements with maturities ranging from 2001 to 2019. At December 31, 1999, such maturities ranged from 2000 to 2018. The average unexpired term of the swaps was approximately five years at December 31, 2000 and six years at December 31, 1999.

The Company manages the risk on its commercial mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, interest rate swaps, interest rate futures, and treasury rate guarantees. Such futures contracts are marked to market and settled daily.

The Company manages risk on its residential mortgage loan pipeline by buying and selling mortgage-backed securities in the forward markets, over-the-counter options on mortgage-backed securities, U.S. Treasury futures contracts and options on Treasury futures contracts. The Company entered into mandatory forward, option and futures contracts to reduce interest rate risk on certain mortgage loans held for sale and other commitments. The forward contracts provide for the delivery of securities at a specified future date at a specified price or yield. In the event the counterparty is unable to meet its contractual obligations, the Company may be exposed to the risk of selling mortgage loans at prevailing market prices. The effect of these contracts was considered in the lower of cost or market calculation of mortgage loans held for sale.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company has committed to originate approximately $695.2 million and $372.0 million of residential mortgage loans at December 31, 2000 and 1999, respectively, subject to borrowers meeting the Company's underwriting guidelines. These commitments call for the Company to fund such loans at a future date with a specified rate at a specified price. Because the borrowers are not obligated to close the loans, the Company is exposed to risks that it may not have sufficient mortgage loans to deliver to its mandatory forward contracts and, thus, would be obligated to purchase mortgage loans at prevailing market rates to meet such commitments. Conversely, the Company is exposed to the risk that more loans than expected will close, and the loans would then be sold at current market prices.

The Company uses interest rate floors, futures contracts and options on futures contracts in hedging a portion of its portfolio of mortgage servicing rights from prepayment risk associated with changes in interest rates. The floors and contracts provide for the receipt of payments when interest rates are below predetermined interest rate levels. The premiums paid for floors are included in other assets in the Company's consolidated statements of financial position.

With regard to its international operations, the Company attempts to conduct much of its business in the functional currency of the country of operation. At times, the Company is unable to do so and it uses foreign currency forwards, foreign currency sways and interest rate swaps to hedge the resulting currency risk.

The notional amounts and credit exposure of the Company's derivative financial instruments by type are as follows (in millions):

                                                             December 31
                                                         2000           1999
                                                      --------------------------

   Notional amounts of derivative instruments
   Foreign currency swaps                               $ 2,745.0      $ 1,571.5
   Interest rate floors                                   2,450.0        5,550.0
   Interest rate swaps                                    2,391.5        1,298.5
   Mortgage-backed forwards and options                   1,898.3        1,546.7
   Swaptions                                                697.7          469.7
   Call options                                              30.0           30.0
   U.S. Treasury futures                                    183.2          287.6
   Currency forwards                                         39.4           13.0
   Treasury rate guarantees                                  60.0            -
                                                      --------------------------
                                                      --------------------------
   Total notional amounts at end of year                $10,495.1      $10,767.0
                                                      ==========================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




6. Derivatives Held or Issued for Purposes Other Than Trading (continued)

                                                               December 31
                                                           2000            1999
                                                      --------------------------
   Credit exposure of derivative instruments
   Foreign currency swaps                                 $ 45.3         $ 69.2
   Interest rate floors                                     20.0           15.1
   Interest rate swaps                                      14.1           21.6
   Mortgage-backed forwards and options                      -              6.0
   Swaptions                                                11.8            8.7
   Call options                                             12.3           19.0
   Currency forwards                                         5.5            -
                                                      --------------------------
                                                      --------------------------
   Total credit exposure at end of year                   $109.0         $139.6
                                                      ==========================


7. Closed Block

Summarized financial information of the Closed Block is as follows (in millions):

                                                              December 31
                                                          2000           1999
                                                      --------------------------
   Assets
   Fixed maturities available-for-sale                   $2,182.2      $1,781.7
   Mortgage loans                                           919.4       1,035.9
   Policy loans                                             770.0         752.1
   Other investments                                          1.3           1.2
                                                     ---------------------------
   Total investments                                      3,872.9       3,570.9

   Cash and cash equivalents                                 22.7          23.9
   Accrued investment income                                 72.4          62.9
   Deferred policy acquisition costs                        524.7         639.1
   Premiums due and other receivables                        14.7          20.6
                                                      --------------------------
                                                         $4,507.4      $4,317.4
                                                      ==========================
   Liabilities
   Future policy benefits and claims                     $5,032.4      $4,864.3
   Other policyholder funds                                 406.9         405.8
   Other liabilities                                        108.5         124.5
                                                      --------------------------
                                                         $5,547.8      $5,394.6
                                                      ==========================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




7. Closed Block (continued)

                                                                               Year ended December 31
                                                                               2000             1999
                                                                         -----------------------------------
   Revenues and expenses
   Premiums and other considerations                                          $ 752.5          $ 764.4
   Net investment income                                                        289.9            269.3
   Other income (expense)                                                        (5.0)            (2.0)
   Benefits, claims and settlement expenses                                    (601.2)          (614.5)
   Dividends to policyholders                                                  (307.7)          (295.9)
   Operating expenses                                                           (77.8)          (110.6)
                                                                         -----------------------------------
   Contribution from Closed Block (before income taxes)                       $  50.7          $  10.7
                                                                         ===================================

As described in Note 1, the formation of the closed block required an actuarial calculation including expectations of future earnings related to policies in the closed block. Subsequent to formation, cumulative actual earnings in excess of cumulative expected earnings (which are not revised in future periods) are required to be recorded as a policyholder dividend obligation. From date of formation through December 31, 2000, cumulative actual earnings have been less than cumulative expected earnings, and the resulting negative policyholder dividend obligation balance has not been recognized.


8. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2000, 1999 and 1998 are as follows (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Balance at beginning of year                                     $1,430.9      $1,104.7       $1,057.5
   Cost deferred during the year                                       263.6         253.8          229.1
   Amortized to expense during the year                               (238.6)       (173.7)        (219.0)
   Effect of unrealized (gains) losses                                (122.6)        246.1           37.1
                                                                 ------------------------------------------
   Balance at end of year                                           $1,333.3      $1,430.9       $1,104.7
                                                                 ==========================================




                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Insurance Liabilities

Major components of contractholder funds in the consolidated statements of financial position, are summarized as follows (in millions):

                                                             December 31
                                                         2000           1999
                                                     ---------------------------
   Liabilities for investment-type contracts:
     Guaranteed investment contracts                    $14,779.6     $15,935.5
     U.S. funding agreements                                772.1         742.9
     International funding agreements backing
       medium-term notes                                  2,475.3       1,139.0
     Other investment-type contracts                      2,537.0       3,117.1
                                                     ---------------------------
   Total liabilities for investment-type contracts       20,564.0      20,934.5

   Liabilities for individual annuities                   2,442.7       2,522.3
   Universal life and other reserves                      1,293.5       1,063.0
                                                      --------------------------
   Total contractholder funds                           $24,300.2     $24,519.8
                                                      ==========================

The Company's guaranteed investment contracts and funding agreements contain provisions limiting early surrenders, including penalties for early surrenders and minimum notice requirements. Put provisions give customers the option to terminate a contract prior to maturity, provided they give us a minimum notice period.

The following table presents GAAP reserves for guaranteed investment contracts and funding agreements by withdrawal provisions (in millions):

                                         December 31, 2000
                                ------------------------------------
                                ------------------------------------
                                   Guaranteed
                                   Investment    Funding Agreements
                                   Contracts
                                ------------------------------------

   Less than 30 days notice          $       -         $      -
   30 to 89 days notice                  284.6            100.6
   90 to 180 days notice                 456.8            226.2
   More than 180 days notice                 -            150.9
   No active put provision*              426.7               -
   No put provision                   13,611.5          2,769.7
                                ------------------------------------
                                ------------------------------------
   Total                             $14,779.6         $3,247.4
                                ====================================

   * Contracts under an initial lock-out period, but which will become puttable with 90 days notice at some time in the future.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)



9. Insurance Liabilities (continued)

Funding agreements are issued to non-qualified institutional investors both in domestic and international markets. In late 1998, the Company established a $2.0 billion program, which was expanded to $4.0 billion in 2000, under which an offshore special purpose entity was created to issue nonrecourse medium-term notes. Under the program, the proceeds of each note series issuance are used to purchase a funding agreement from the Company, with the funding agreement so purchased then used to secure that particular series of notes. The payment terms of any particular series of notes match the payment terms of the funding agreement that secures that series. Claims for principal and interest under those international funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws. During 1999, the Company began issuing international funding agreements to the offshore special purpose vehicle under that program. The offshore special purpose vehicle issued medium-term notes to investors in Europe, Asia and Australia. In general, the medium-term note funding agreements do not give the contractholder the right to terminate prior to contractually stated maturity dates, absent the existence of certain circumstances which are largely within the Company's control. At December 31, 2000, the contractual maturities were 2002 - $164.3 million; 2003 - $476.6 million; 2004 - $424.9 million; and thereafter - $1,409.5 million.

In February 2001, the Company agreed to issue up to $3.0 billion of funding agreements under another program to support the prospective issuance by an unaffiliated entity of medium-term notes in both domestic and international markets.

Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows (in millions):

                                                                                December 31
                                                                     2000          1999          1998
                                                                 ------------------------------------------

   Balance at beginning of year                                     $  721.7      $  641.4       $  770.3

   Incurred:
     Current year                                                    1,788.1       1,872.2        1,921.8
     Prior years                                                       (17.8)         (6.2)         (13.8)
                                                                 ------------------------------------------
                                                                 ------------------------------------------
   Total incurred                                                    1,770.3       1,866.0        1,908.0

   Reclassification for subsidiary merger
     (see Note 3)                                                        -             -            154.9
   Payments:
     Current year                                                    1,447.3       1,466.3        1,523.1
     Prior years                                                       339.7         319.4          358.9
                                                                 ------------------------------------------
   Total payments                                                    1,787.0       1,785.7        2,036.9
                                                                 ------------------------------------------

   Balance at end of year:
     Current year                                                      340.8         405.9          348.7
     Prior years                                                       364.2         315.8          292.7
                                                                 ------------------------------------------
                                                                 ------------------------------------------
   Total balance at end of year                                     $  705.0      $  721.7       $  641.4
                                                                 ==========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




9. Insurance Liabilities (continued)

The activity summary in the liability for unpaid accident and health claims shows a decrease of $17.8 million, $6.2 million, and $13.8 million to the December 31, 1999, 1998 and 1997 liability for unpaid accident and health claims, respectively, arising in prior years. Such liability adjustments, which affected current operations during 2000, 1999 and 1998, respectively, resulted from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.


10. Debt

Short-term debt

Short-term debt consists primarily of a payable to Principal Financial Services, Inc. of $926.9 million. In addition, short-term debt consists of commercial paper and outstanding balances on credit facilities with various banks. At
December 31, 2000, the Company and certain subsidiaries had credit facilities with various banks in an aggregate amount of $725.0 million. The credit facilities may be used for general corporate purposes and also to provide backup for the Company's commercial paper programs.

Long-term debt

The components of long-term debt as of December 31, 2000 and December 31, 1999 are as follows (in millions):

                                                           December 31
                                                      2000           1999
                                                  ------------------------------

     7.875% surplus notes payable, due 2024           $198.9         $199.0
     8% surplus notes payable, due 2044                 99.1           98.8
     Non-recourse mortgages and notes payable          149.8          335.2
     Other mortgages and notes payable                 224.5          201.2
                                                  ------------------------------
     Total long-term debt                             $672.3         $834.2
                                                  ==============================

The amounts included above are net of the discount and direct costs associated with issuing these notes which are being amortized to expense over their respective terms using the interest method.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Debt (continued)

On March 10, 1994, the Company issued $300.0 million of surplus notes, including $200.0 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100.0 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that the Company has sufficient surplus earnings to make such payments. For each of the years ended December 31, 2000, 1999 and 1998, interest of $24.0 million was approved by the Commissioner, paid and charged to expense.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

In addition, subject to Commissioner approval, the notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The mortgages and other notes payable are financings for real estate developments. The Company has obtained loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2000 range from $0.5 million to $102.8 million per development with interest rates generally ranging from 6.9% to 8.6%. Outstanding principal balances as of December 31, 1999 range from $0.6 million to $38.3 million per development with interest rates generally ranging from 6.4% to 9.3%.

At December 31, 2000, future annual maturities of the long-term debt are as follows (in millions):

   2001                                                $118.9
   2002                                                  94.6
   2003                                                   8.6
   2004                                                   2.9
   2005                                                   3.0
   Thereafter                                           444.3
                                                   --------------
   Total future maturities of the long-term debt       $672.3
                                                   ==============



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




10. Debt (continued)

Cash paid for interest for 2000, 1999 and 1998 was $42.0 million, $95.5 million and $96.9 million, respectively. These amounts include interest paid on taxes during these years.


11. Income Taxes

The Company's income tax expense (benefit) is as follows (in millions):

                                                 Year ended December 31
                                           2000          1999          1998
                                       -----------------------------------------
   Current income taxes:
     Federal                               $195.2       $  84.1       $ (80.5)
     State and foreign                       12.2          12.6          10.2
     Net realized capital gains              29.6         162.3         106.7
                                       -----------------------------------------
   Total current income taxes               237.0         259.0          36.4
   Deferred income taxes                     11.8          64.5           7.2
                                       -----------------------------------------
   Total income taxes                      $248.8        $323.5       $  43.6
                                       =========================================

The Company's provision for income taxes may not have the customary relationship of taxes to income. Differences between the prevailing corporate income tax rate of 35% times the pre-tax income and the Company's effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes, and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions. A reconciliation between the corporate income tax rate and the effective tax rate is as follows:

                                                    Year ended December 31
                                               2000          1999          1998
                                           -------------------------------------

   Statutory corporate tax rate                 35%           35%           35%
   Dividends received deduction                 (5)           (3)           (4)
   Interest exclusion from taxable income       (1)            -            (1)
   Resolution of prior year tax issues           -             -           (20)
   Other                                        (1)           (3)           (4)
                                           -------------------------------------
   Effective tax rate                           28%           29%            6%
                                          ======================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




11. Income Taxes (continued)

Significant components of the Company's net deferred income taxes are as follows (in millions):

                                                                                       December 31
                                                                                   2000           1999
                                                                               -----------------------------
   Deferred income tax assets (liabilities):
     Insurance liabilities                                                        $ 181.1       $ 241.7
     Deferred policy acquisition costs                                             (360.1)       (358.7)
     Net unrealized losses (gains) on available for sale securities                 (59.1)         91.4
     Mortgage loan servicing rights                                                (206.3)       (209.7)
     Other                                                                           52.3         (24.0)
                                                                               -----------------------------
                                                                                  $(392.1)      $(259.3)
                                                                               =============================

At December 31, 2000 and 1999, respectively, the Company's net deferred tax liability is comprised of international net deferred tax assets of $6.9 million and $6.0 million which have been included in other assets and $399.0 million and $265.3 million of U.S. net deferred tax liabilities which have been included in deferred income taxes in the statements of financial position.

The Internal Revenue Service ("the Service") has completed examination of the U.S. consolidated federal income tax returns of the Company and affiliated companies for 1996 and prior years. The Service has also begun to examine returns for 1997 and 1998. The Company believes that there are adequate defenses against or sufficient provisions for any challenges.

Undistributed earnings of certain foreign subsidiaries are considered indefinitely reinvested by the Company. A tax liability will be recognized when the Company expects distribution of earnings in the form of dividends, sale of the investment or otherwise.

Cash paid for income taxes was $131.9 million in 2000, $275.6 million in 1999 and $300.0 million in 1998.


12. Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

providing service to the Company. The Company's funding policy is to deposit an amount within the range of GAAP net periodic postretirement cost and the sum of actuarial normal cost and any change in the unfunded accrued liability over a 30-year period as a percentage of compensation.

The Company also provides certain health care, life insurance and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, is as follows (in millions):

                                                           Pension Benefits                 Other Postretirement Benefits
                                                 --------------------------------------    ---------------------------------
                                                 --------------------------------------    ---------------------------------
                                                              December 31                            December 31
                                                    2000         1999         1998           2000       1999        1998
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Change in benefit obligation
Benefit obligation at beginning of year           $  (732.5)   $  (827.3)     $(700.5)       $(227.9)   $(206.3)   $(213.7)
Service cost                                          (35.0)       (42.2)       (33.8)         (10.4)     (10.9)     (12.1)
Interest cost                                         (57.5)       (55.1)       (49.3)         (19.0)     (14.1)     (15.9)
Actuarial gain (loss)                                  (2.7)       163.4        (79.7)           3.7       (3.5)      20.5
Benefits paid                                          30.4         28.7         36.0            -          6.9       14.9
Other                                                   -            -            -             31.8        -          -
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Benefit obligation at end of year                 $  (797.3)   $  (732.5)     $(827.3)       $(221.8)   $(227.9)   $(206.3)
                                                 ============ ============ ============    ========== ========== ===========

Change in plan assets
Fair value of plan assets at beginning of year     $1,059.8    $   992.9      $ 980.1        $ 345.5    $ 325.7    $ 300.2
Actual return on plan assets                           75.1         90.1         23.3           13.7        5.4       14.6
Employer contribution                                  10.9          5.5         25.5           18.6       21.3       25.8
Benefits paid                                         (30.4)       (28.7)       (36.0)         (18.0)      (6.9)     (14.9)
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Fair value of plan assets at end of year          $ 1,115.4    $ 1,059.8      $ 992.9        $ 359.8    $ 345.5    $ 325.7
                                                 ============ ============ ============    ========== ========== ===========

Funded status                                     $   318.1    $   327.3      $ 165.6        $ 138.0    $ 117.6    $ 119.4
Unrecognized net actuarial gain                      (194.2)      (215.5)       (38.2)         (19.4)     (46.3)     (70.3)
Unrecognized prior service cost                         9.2         10.9         12.6          (29.8)       -          -
Unamortized transition obligation (asset)             (14.2)       (25.7)       (37.2)           0.3        4.7        7.8
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Other assets - prepaid benefit cost               $   118.9   $     97.0      $ 102.8       $   89.1   $   76.0   $   56.9
                                                 ============ ============ ============    ========== ========== ===========



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

                                                           Pension Benefits                 Other Postretirement Benefits
                                                 --------------------------------------    ---------------------------------
                                                 --------------------------------------    ---------------------------------
                                                              December 31                            December 31
                                                    2000         1999         1998           2000       1999        1998
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Weighted-average assumptions as of December 31
Discount rate                                       8.00%        8.00%        6.75%          8.00%      8.00%      6.75%

Components of net periodic benefit cost
Service cost                                     $     35.0   $     42.2       $  33.8      $   10.4   $  10.9     $  12.1
Interest cost                                          57.5         55.1          49.3          19.0      14.1        15.9
Expected return on plan assets                        (81.3)       (76.0)        (74.4)        (25.1)    (23.7)      (16.1)
Amortization of prior service cost                      1.7          1.7           1.7           -         -           -
Amortization of transition (asset) obligation         (11.5)       (11.5)        (11.5)          2.3       3.7         3.3
Recognized net actuarial loss (gain)                  (12.5)        (0.3)         (8.3)         (1.1)     (2.3)       (1.8)
                                                 ------------ ------------ ------------    ---------- ---------- -----------
Net periodic benefit cost (income)                $   (11.1)  $     11.2      $   (9.4)    $     5.5  $    2.7     $  13.4
                                                 ============ ============ ============    ========== ========== ===========

Effective January 1, 2000, the Company amended the method in determining postretirement health benefit plan and terminated long-term care coverage for participants retiring on and subsequent to July 1, 2000. The result of these amendments decreased the postretirement benefit obligation by $31.8 million and was partially offset by the remaining portion of the original transition obligation.

For 2000, 1999 and 1998, the expected long-term rates of return on plan assets for pension benefits were approximately 5% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 8.1% in each of the years 2000, 1999 and 1998. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

For 2000, 1999 and 1998, the expected long-term rates of return on plan assets for other post-retirement benefits were approximately 5% to 5.9% in each of these years (after estimated income taxes) for those trusts subject to income taxes. For trusts not subject to income taxes, the expected long-term rates of return on plan assets were approximately 9.3%, 8.0% and 8.1% for 2000, 1999 and 1998, respectively. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 13.9% in 2000 and declines to an ultimate rate of 6% in 2010. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




12. Employee and Agent Benefits (continued)

                                                                  1-Percentage-Point    1-Percentage-Point
                                                                       Increase              Decrease
                                                                 --------------------  -------------------
   Effect on total of service and interest cost
     components
                                                                       $  7.4                  $ (5.5)
   Effect on accumulated postretirement benefit
     obligation
                                                                         47.7                   (38.6)

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older. Eligible participants may contribute up to 20% of their compensation, to a maximum of $10,500 in 2000 and $10,000 in 1999 and 1998. The Company matches the participant's contribution at a 50% contribution rate up to a maximum Company contribution of 3% of the participant's compensation in 2000, and 2% of the participant's compensation in 1999 and 1998. The Company contributed $16.0 million in 2000 and $11.0 million in both 1999 and 1998 to these defined contribution plans.


13. Other Commitments and Contingencies

The Company, as a lessor, leases industrial, office, retail and other investment real estate properties under various operating leases. Rental income for all operating leases totaled $292.5 million in 2000, $356.8 million in 1999 and $362.4 million in 1998. At December 31, 2000, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

                                                           Held for         Held for        Total Rental
                                                             Sale         Investment        Commitments
                                                         ---------------------------------------------------

   2001                                                     $ 85.4          $ 87.8            $  173.2
   2002                                                       80.4            80.4               160.8
   2003                                                       72.5            66.2               138.7
   2004                                                       63.9            56.0               119.9
   2005                                                       54.2            46.1               100.3
   Thereafter                                                168.2           308.6               476.8
                                                         ---------------------------------------------------
                                                         ---------------------------------------------------
   Total future minimum lease receipts                      $524.6          $645.1            $1,169.7
                                                         ===================================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Other Commitments and Contingencies (continued)

The Company, as a lessee, leases office space, data processing equipment, corporate aircraft and office furniture and equipment under various operating leases. Rental expense for all operating leases totaled $66.3 million in 2000, $78.5 million in 1999 and $60.8 million in 1998. At December 31, 2000, future minimum annual rental commitments under these noncancelable operating leases are as follows (in millions):

   2001                                                               $ 35.6
   2002                                                                 27.2
   2003                                                                 19.0
   2004                                                                 13.2
   2005                                                                  4.7
   Thereafter                                                            9.4
                                                                     --------
                                                                       109.1
   Less future sublease rental income on these noncancelable leases      1.1
                                                                     --------
   Total future minimum lease payments                                $108.0
                                                                     ========

The Company is a plaintiff or defendant in actions arising out of its operations. The Company is, from time to time, also involved in various governmental and administrative proceedings. While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on the Company's business, financial condition or results of operations. However, no assurances can be given that such litigation would not materially and adversely affect the Company's business, financial condition or results of operations.

Other companies in the life insurance industry have historically been subject to substantial litigation resulting from claims disputes and other matters. Most recently, such companies have faced extensive claims, including class-action lawsuits, alleging improper life insurance sales practices. Negotiated settlements of such class-action lawsuits have had a material adverse effect on the business, financial condition and results of operations of certain of these companies. The Company is currently a defendant in two class-action lawsuits which allege improper sales practices.

In 2000, the Company reached an agreement in principle to settle these two class-action lawsuits alleging improper sales practices. The proposed settlement is subject to court approval and therefore is not yet final. In agreeing to the settlement, the Company specifically denied any wrongdoing. The Company has accrued a loss reserve for its best estimate based on information available. As uncertainties continue to exist in resolving this matter, it is reasonably possible that, as the actual cost of the claims subject to alternative dispute resolution becomes available, the final cost of settlement could exceed the Company's estimate. However, the range of any additional cost related to the settlement cannot presently be reasonably estimated.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




13. Other Commitments and Contingencies (continued)

The Company is also subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. The assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes such assessments in excess of amounts accrued would not materially affect its financial condition or results of operations.


14. Fair Value of Financial Instruments

The following discussion describes the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

Fair values of public debt and equity securities have been determined by the Company from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

Fair values of commercial mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan. Fair values of residential mortgage loans are determined by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size and maturity of each loan.



                       Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




14. Fair Value of Financial Instruments (continued)

The fair values for assets classified as policy loans, other investments excluding equity investments in subsidiaries, cash and cash equivalents and accrued investment income in the accompanying consolidated statements of financial position approximate their carrying amounts.

Mortgage servicing rights represent the present value of estimated future net revenues from contractually specified servicing fees. The fair value was estimated with a valuation model using current prepayment speeds and a market discount rate.

The fair values of the Company's reserves and liabilities for investment-type insurance contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued). The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

Fair values for debt issues are estimated using discounted cash flow analysis based on the Company's incremental borrowing rate for similar borrowing arrangements.

The carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999, are as follows (in millions):

                                                        2000                              1999
                                            ------------------------------   -------------------------------
                                            Carrying Amount     Fair            Carrying         Fair
                                                                Value            Amount          Value
                                            ------------------------------   -------------------------------
   Assets (liabilities)

   Fixed maturities (see Note 4)               $ 26,142.1      $ 26,142.1       $ 23,441.4     $ 23,441.4
   Equity securities (see Note 4)                   710.3           710.3            864.3          864.3
   Mortgage loans                                11,325.8        11,575.0         13,332.2       13,200.0
   Policy loans                                     803.6           803.6            780.5          780.5
   Other investments                                413.0           413.0            466.2          466.2
   Cash and cash equivalents                        998.6           998.6            385.5          385.5
   Accrued investment income                        530.4           530.4            471.3          471.3
   Mortgage loan servicing rights                 1,084.4         1,193.5          1,081.0        1,288.0
   Investment-type insurance contracts
                                                (22,818.6)      (22,688.9)       (24,072.5)     (23,322.6)
   Short-term debt                               (1,339.9)       (1,339.9)          (348.8)        (348.8)
   Long-term debt                                  (672.3)         (649.8)          (834.2)        (767.4)



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




15. Statutory Insurance Financial Information

The Company prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa. Currently "prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus is not material. The accounting practices used to prepare statutory financial statements for regulatory filings differ in certain instances from GAAP. Prescribed or permitted statutory accounting practices are used by state insurance departments to regulate the Company.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The State of Iowa has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

The Company has identified the following changes in prescribed statutory accounting practices as those that will have the most significant impact on its statutory-basis financial statements:

o Deposit-type funds related to both the Company's general account and its separate accounts will no longer be reported in the statutory statement of operations as revenues, but rather will be reported directly to an appropriate policy reserve account, a treatment of deposit-type funds that is similar to that under GAAP. This will have the effect of decreasing total statutory revenues and total statutory expenses of the Company, with no effect to statutory net income or statutory surplus.

o Undistributed income from subsidiaries will no longer be reported as a component of statutory net investment income, but rather will be classified as statutory unrealized capital gains and losses. This will have the effect of decreasing the Company's total statutory revenues, with a related effect on statutory net income; however, it will have no effect on statutory surplus.

o Deferred income tax assets and/or liabilities will be recognized. This will have the effect of increasing the Company's total statutory assets or statutory liabilities to the extent it has such deferred income tax assets or liabilities and will have a corresponding effect on the Company's statutory surplus.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




15. Statutory Insurance Financial Information (continued)

Management believes the net impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant. Insurance regulators, accountants, and the insurance industry continue work to finalize interpretations of the Codification. The ongoing implementation work could cause changes to final interpretations that could ultimately have an adverse effect on the Company's statutory surplus or statutory net income.

Life/Health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2000, the Company meets the RBC requirements.

Under Iowa law, the Company may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Insurance Commissioner of the State of Iowa to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of the Company's policyholder surplus as of the preceding year end or the net gain from operations from the previous calendar year. Based on this limitation and 2000 statutory results, the Company could pay approximately $760.9 million in stockholder dividends in 2001 without exceeding the statutory limitation.

In 2000, the Company notified the Insurance Commissioner of the State of Iowa in advance of all stockholder dividend payments. Total stockholder dividends to its parent company in 2000 were $542.6 million.

In 1999, the Company notified the Insurance Commissioner of the State of Iowa in advance of all stockholder dividend payments and received approval for an extraordinary stockholder dividend of $250.0 million. Total stockholder dividends to its parent company in 1999 were $449.0 million.

In 1998, the Company notified the Insurance Commissioner of the State of Iowa in advance of dividend payments. Total stockholder dividends to its parent company in 1998 were $200.0 million.

The following summary reconciles the Company's assets and stockholder's equity at December 31, 2000, 1999 and 1998, and net income for the years ended December 31, 2000, 1999 and 1998, in accordance with statutory reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa with that reported in these consolidated GAAP financial statements (in millions):



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)



15. Statutory Insurance Financial Information (continued)

                                                                                 Stock-holder's
                                                                                   Equity
                                                                      Assets                  Net Income
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   December 31, 2000
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $75,573.4      $3,356.4     $912.6
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              375.3         375.3        -
     Other investment adjustments                                      2,760.2         590.3     (137.7)
     Adjustments to insurance reserves and policyholder dividends
                                                                         (73.9)       (187.0)      26.3
     Deferral of policy acquisition costs                              1,295.5       1,295.5        8.8
     Surplus note reclassification as debt                                 -          (298.0)       -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -          (138.3)     (26.6)
     Other - net                                                         324.5         306.0     (141.8)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $80,255.0      $5,300.2     $641.6
                                                                   =========================================

   December 31, 1999
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $76,017.7     $3,151.9      $713.7
   Additions (deductions):
     Unrealized loss on fixed maturities available-for-sale             (356.8)      (356.8)        -
     Other investment adjustments                                      2,093.3        994.4         9.8
     Adjustments to insurance reserves and policyholder dividends
                                                                        (124.6)      (235.5)       15.1
     Deferral of policy acquisition costs                              1,409.3      1,409.3        68.3
     Surplus note reclassification as debt                                 -         (297.8)        -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -           33.0        18.2
     Other - net                                                         277.1        252.5       (15.4)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $79,316.0     $4,951.0      $809.7
                                                                   =========================================

   December 31, 1998
   As reported in accordance with statutory accounting practices
     - unconsolidated                                                $70,096.1     $3,031.5      $511.4
   Additions (deductions):
     Unrealized gain on fixed maturities available-for-sale              996.9        996.9         -
     Other investment adjustments                                      1,620.7      1,080.9       176.8
     Adjustments to insurance reserves and policyholder dividends
                                                                        (169.5)      (191.6)      (55.8)
     Deferral of policy acquisition costs                              1,104.7      1,104.7         -
     Surplus note reclassification as debt                                 -         (297.8)        -
     Provision for deferred federal income taxes and other tax
       reclassifications                                                   -         (474.2)      164.9
     Other - net                                                         294.4        219.0      (102.0)
                                                                   -----------------------------------------
                                                                   -----------------------------------------
   As reported in accordance with GAAP                               $73,943.3     $5,469.4      $695.3
                                                                   =========================================



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




16. International Operations

The Company's international operations offer a variety of asset management and asset accumulation products and services for businesses, groups and individuals, with a focus on retirement savings.

The change in net foreign currency translation reflects an increase of $27.0 million, and decreases of $31.1 million and $18.3 million for the years ended December 31, 2000, 1999 and 1998, respectively. Aggregate foreign exchange transaction gains and losses were not material for the years ended December 31, 2000, 1999 and 1998.

The Company evaluates performance of its businesses on operating earnings, which excludes the effect of net realized capital gains and losses, as adjusted, and non-recurring events and transactions. Net realized capital gains, as adjusted, are net of tax, related changes in the amortization pattern of deferred policy acquisition costs, recognition of front-end fee revenues for sales charges on pension products and services and net realized capital gains credited to customers. Operating earnings is determined by adjusting GAAP net income for net realized capital gains and losses and non-recurring items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of operating earnings enhances the understanding of the Company's results of operations by highlighting earnings attributable to the normal, recurring operations of the business. However, operating earnings is not a substitute for net income determined in accordance with GAAP.

In 2000, the Company excluded $101.0 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included the negative effects of (a) a loss contingency reserve established for litigation and (b) expenses related to the development of a plan of demutualization.

In 1998, the Company excluded $107.2 million of non-recurring items, net of tax, from net income for the presentation of operating earnings. The non-recurring items included: (1) the positive effects of (a) the Company's release of tax reserves and related accrued interest and (b) accounting changes by the Company's international operations and (2) the negative effects of (a) expenses related to the corporate structure change to a mutual insurance holding company, see "Reorganization" in Note 1, and related adjustments for changes in amortization assumptions for deferred policy acquisition costs and (b) a contribution related to permanent endowment of the Principal Financial Group Foundation.



                        Principal Life Insurance Company

             Notes to Consolidated Financial Statements (continued)




16. International Operations (continued)

The following table summarizes selected information by geographic region as of or for the year ended December 31 (in millions):

                                                          United
                                                          States          International       Consolidated
                                                      -------------------------------------------------------
   2000
   Total revenues                                        $ 8,173.1         $  238.0            $ 8,411.1
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   663.9         $  (22.2)           $   641.7
     Net realized capital gains (losses), as adjusted
                                                              99.3              1.6                100.9
     Non-recurring items                                    (101.0)             -                 (101.0)
                                                      -------------------------------------------------------
   Net income (loss)                                     $    662.2        $   (20.6)          $   641.6
                                                      =======================================================

   Assets                                                $79,574.4         $  680.6            $80,255.0
                                                      =======================================================

   1999
   Total revenues                                        $ 8,293.1         $  272.9            $ 8,566.0
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   522.3         $   (33.0)          $   489.3
     Net realized capital gains (losses), as adjusted
                                                             314.4              6.0                320.4
     Non-recurring items                                       -                -                    -
                                                      -------------------------------------------------------
   Net income (loss)                                     $   836.7         $   (27.0)          $   809.7
                                                      =======================================================

   Assets                                                $77,968.5         $1,347.5            $79,316.0
                                                      =======================================================

   1998
   Total revenues                                        $ 7,960.2         $  236.6            $ 8,196.8
                                                      =======================================================

   Net income:
     Operating earnings (loss)                           $   302.8         $  (35.4)           $   267.4
     Net realized capital gains (losses), as adjusted
                                                             308.7             12.0                320.7
     Non-recurring items                                      93.9             13.3                107.2
                                                      -------------------------------------------------------
   Net income (loss)                                     $   705.4         $  (10.1)           $   695.3
                                                      =======================================================

   Assets                                                $72,703.9         $1,239.4            $73,943.3
                                                      =======================================================




                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                         Condensed Financial Information for the five years ended December 31, 2000 and for the period beginning June 16, 1994 and ended December 31, 2000.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Net Assets, December 31, 2000.
                          Statement of Operations for the year ended
                            December 31, 2000.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2000 and 1999.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2000, 1999 and 1998.
                          Consolidated Statements of Financial Position,
                            December 31, 2000 and 1999.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2000, 1999 and 1998.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2000, 1999 and 1998.
                          Notes to Consolidated Financial Statements.

         (b)    Exhibits
                (1)    Board Resolution of Registrant (Filed 5/5/99)
                (3a)   Distribution Agreement (Filed 3/1/96)
                (3b)   Selling Agreement (Filed 4/20/99)
                (4a)   Form of Variable Annuity Contract (Filed 3/1/96)
                (4b)   Form of Variable Annuity Contract (Filed 3/1/96)
                (5)    Form of Variable Annuity Application (Filed 3/1/96)
                (6a)   Articles of Incorporation of the Depositor (Filed 3/1/96)
                (6b)   Bylaws of Depositor (Filed 3/1/96)
                (9)    Opinion of Counsel (Filed 3/1/96)
                (10a)  Consent of Ernst & Young LLP*
                (10b)  Powers of Attorney (Filed 2/28/00)
                (13a)  Total Return Calculation (Filed 12/16/97)
                (13b)  Annualized Yield for Separate Account B (Filed 12/16/97)

*    Filed herein

Item 25.  Officers and Directors of the Depositor

          Principal   Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            BETSY J. BERNARD                 U.S. West
            Director                         1801 California Street
            Member, Nominating Committee     52nd Floor
                                             Denver, CO  80202

            JOCELYN CARTER-MILLER            Motorola, Inc.
            Director                         1000 Corporate Drive
            Member, Audit Committee          Suite 700
                                             Ft. Lauderdale, FL  33334

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
              Chair, Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         2004 Kramer Street
            Member, Executive Committee      La Crosse, WI  54603
              Chair, Human Resources
              Committee

            J. BARRY GRISWELL                The Principal Financial Group
            Director, President              Des Moines, IA  50392
            and Chief Executive Officer

            CHARLES S. JOHNSON               Pioneer Hi-Bred International, Inc.
            Director                         400 Locust, Ste. 700 Capital Square
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Executive Committee      Des Moines, IA  50309-3023
              and Chair, Nominating
              Committee

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         350 Park Avenue - 8th Floor
            Member, Nominating               New York, NY  10022
              Committee

            RONALD D. PEARSON                Hy-Vee, Inc.
            Director                         5820 Westown Parkway
            Member, Human Resources          West Des Moines, IA  50266
              Committee

            Federico F. Pena                 Vestar Capital Partners
            Member, Audit                    1225 17th Street, Ste 1660
              Committee                      Denver, CO  80202

            JOHN R. PRICE                    The Chase Manhattan Corporation
            Director                         270 Park Avenue - 44th Floor
            Member, Nominating Committee     New York, NY  10017

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Member, Human Resources          New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Dioscor, Inc.
            Director                         48 Federal Twist Road
            Chair, Audit Committee           Stockton, NJ  08559

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue, Suite 150
            Member, Human Resources          Des Moines, IA  50309
              Committee

            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Executive Vice President

            PAUL S. BOGNANNO                 Senior Vice President

            GARY M. CAIN                     Senior Vice President

            MICHAEL T. DALEY                 Executive Vice President

            C. ROBERT DUNCAN                 Senior Vice President

            DENNIS P. FRANCIS                Senior Vice President

            MICHAEL H.GERSIE                 Executive Vice President and
                                               Chief Financial Officer

            THOMAS J. GRAF                   Senior Vice President

            ROBB B. HILL                     Senior Vice President

            JOYCE N. HOFFMAN                 Senior Vice President and
                                             Corporate Secretary

            DANIEL J. HOUSTON                Senior Vice President

            ELLEN Z. LAMALE                  Senior Vice President and
                                             Chief Actuary

            MARY A. O'KEEFE                  Senior Vice President

            RICHARD L. PREY                  Executive Vice President

            KAREN E. SHAFF                   Senior Vice President and
                                             General Counsel

            ROBERT A. SLEPICKA               Senior Vice President

            NORMAN R. SORENSEN               Senior Vice President

            CARL C. WILLIAMS                 Senior Vice President and Chief
                                             Information Officer

            LARRY D. ZIMPLEMAN               Senior Vice President


Item 26.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   BT Financial Group Pty Ltd. an Australia holding company.

          Subsidiary  wholly-owned by BT Financial Group Pty Ltd:

          a. BT Investments (Australia) Limited a Delaware holding company.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a.   BT  Australia   (Holdings)   Ltd  an  Australia   commercial  and
               investment banking and asset management company.

          Subsidiary wholly-owned by BT  Australia   (Holdings)   Ltd:

          a. BT Australia Limited an Australia company engaged in asset management and trustee/administrative activites.

          Subsidiaries wholly-owned by BT Australia Limited:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Funds Management (International) Limited an Australia company who manages international funds (New Zealand, Singapore, Asia, North America and United Kingdom).

          d. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          e. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          f. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          g.   QV1 Pty Limited an Australia company.

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd an Australia custodian nominee for investment management activities.

          b. National Registry Services Pty Ltd. an Australia company that engages in registry services.

          c. National Registry Services (WA) Pty Limited an Australia company that engages in registry services.

          d. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and  wholly-owned  by BT Custodial  Services Pty
          Ltd:

          a. BT Hotel Group Pty Ltd an Australia corporation - an inactive shelf corporation to be wound up.

          b. BT Custodians Ltd an Australia manager and trustee of various unit trusts.

          c.   Dellarak Pty Ltd an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited a New Zealand company that provides third party administration and registry services.

          b. BT New Zealand Nominees Limited a New Zealand company who acts as a custodian for local assets.

          c.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.64% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 29.08% of outstanding shares owned by Principal Life Insurance
               Company  (including   subsidiaries  and  affiliates)on  February
               7, 2001.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 9.55% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal European Equity Fund, Inc. (a Maryland Corporation) 70.36% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.01% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 8.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.33% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal International Fund, Inc. (a Maryland Corporation) 24.70% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 6.67% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 10.91% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 11.43% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 73.95% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 4.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 96.57% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 20.93% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 96.52% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 13.74% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 93.73% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 49.33% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 1.34% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Investors Fund, Inc. (f/k/a Principal Special Markets Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding of the International Emerging Markets Portfolio, 49.97% of the shares outstanding of the International Securities Portfolio, 100.00% of shares outstanding of the International SmallCap Portfolio and 100% of the shares of the following: Balanced Fund, Bond & Mortgage Securitites Fund, European Fund, Governement Securities Fund, High Quality Intermediate-Term Bond Fund, High Quality Long-Term Bond Fund, High Quality Short-Term Bond Fund, International Emerging Markets Fund, International Fund I,
               International Fund II, International SmallCap Fund, LargeCap Blend Fund, LargeCap Growth Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Pacific Basin Fund, Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Blend Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Value Fund, Real Estate Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, Technology Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 7, 2001.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on
               February 7, 2001:   Aggressive   Growth,   Asset  Allocation,
               Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index (f/k/a Stock Index 500), MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries  organized and  90% owned  by Principal Life Insurance
          Company:

          a. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          d.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          f. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          g.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          h. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          h. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          i. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a corporation which is currently inactive.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          q. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          t. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          v. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia an Indonesia pension company.

          b. PT Principal Capital Management Indonesia an Indonesia funds management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International Espana, S.A. de Seguros de Vida (Spain) a life insurance, annuity, and accident and health company.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          e. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          f. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          g.   Principal International de Chile, S.A. (Chile) a holding company.

          h. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          i.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          j.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          k.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida (Spain):

          a. Princor International Espana S.A. de Agencia de Seguros (Spain) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.


Item 27.  Number of Contractowners - As of: March 31, 2001

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts           65                 8
          Pension Builder Contracts               449               269
          Personal Variable Contracts            2245                33
          Premier Variable Contracts             8690               120
          Flexible Variable Annuity Contract    44905             44905
          Freedom Variable Annuity Contract       387               387


Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc. (f/k/a Principal Special Markets Fund, Inc.), Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non-qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ronald L. Danilson       Executive Vice President and
     The Principal            Chief Operating Officer
     Financial Group
     Des Moines, IA 50392

     Mark B. Davis            Assistant Director - Compliance
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Drury           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and
     The Principal            Chairman of the
     Financial Group          Board
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Jeffrey L. Kane          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kraig L. Kuhlers         Regional Sales Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Kelly A. Paul            Assistant Vice President -
     The Principal            Business Systems and Technology
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Richard L. Prey          Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of National Sales
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392


           (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $14,747,325.76
            Services Corporation

                   (3)                       (4)                 (5)

             Compensation on             Brokerage
                Redemption              Commissions         Compensation

                     0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 25th day of April, 2001

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ David J. Drury
                         By ______________________________________
                              David J. Drury
                              Chairman

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ D. J. Drury                Chairman and                   April 25, 2001
--------------------           Director
D. J. Drury


/s/ D. C. Cunningham           Vice President and             April 25, 2001
--------------------           Controller (Principal
D. C. Cunningham               Accounting Officer)


/s/ M. H. Gersie               Executive Vice President and    April 25, 2001
--------------------           Chief Financial Officer
M. H. Gersie                   (Principal Financial Officer)


  (B. J. Bernard)*             Director                       April 25, 2001
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                       April 25, 2001
--------------------
J. Carter-Miller


  (C. D. Gelatt, Jr.)*         Director                       April 25, 2001
--------------------
C. D. Gelatt, Jr.


  (J. B. Griswell)*            Director                       April 25, 2001
--------------------
J. B. Griswell


  (C. S. Johnson)*             Director                       April 25, 2001
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                       April 25, 2001
--------------------
W. T. Kerr


  (L. Liu)*                    Director                       April 25, 2001
--------------------
L. Liu


  (V. H. Loewenstein)*         Director                       April 25, 2001
--------------------
V. H. Loewenstein


  (R. D. Pearson)*             Director                       April 25, 2001
--------------------
R. D. Pearson


  (F. F. Pena)*                Director                       April 25, 2001
--------------------
F. F. Pena


  (J. R. Price)*               Director                       April 25, 2001
--------------------
J. R. Price, Jr.


  (D. M. Stewart)*             Director                       April 25, 2001
--------------------
D. M. Stewart


  (E. E. Tallett)*             Director                       April 25, 2001
--------------------
E. E. Tallett


  (F. W. Weitz)*               Director                       April 25, 2001
--------------------
F. W. Weitz


                           *By    /s/ David J. Drury
                                  ------------------------------------
                                  David J. Drury
                                  Chairman

                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein